Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company and the
Board of Directors of Talcott Resolution Life and Annuity Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company (the “Account”), as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

AB VPS Balanced Hedged Allocation (Class B) (formerly AB VPS Balanced Wealth Strategy Portfolio (Class B))	Franklin Mutual Global Discovery VIP Fund (Class 2)
AB VPS Sustainable International Thematic Portfolio (Class B) (formerly AB VPS International Growth Portfolio (Class B))	Franklin Mutual Shares VIP Fund (Class 2)
AB VPS International Value Portfolio (Class B)	Franklin Rising Dividends VIP Fund (Class 2)
AB VPS Small/Mid Cap Value Portfolio (Class B)	Franklin Small Cap Value VIP Fund (Class 2)
American Funds IS Asset Allocation Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
American Funds IS Washington Mutual Investors Fund℠ (Class 2)	Franklin Strategic Income VIP Fund (Class 1)
American Funds IS The Bond Fund of America® (Class 2)	Putnam VT George Putnam Balanced Fund (Class IA)
American Funds IS Capital World Bond Fund® (Class 2)	Hartford Balanced HLS Fund (Class IA)
American Funds IS Capital World Growth and Income Fund® (Class 2)	Hartford Capital Appreciation HLS Fund (Class IA)
American Funds IS Global Growth Fund (Class 2)	Hartford Disciplined Equity HLS Fund (Class IA)
American Funds IS Global Small Capitalization Fund (Class 2)	Hartford Dividend and Growth HLS Fund (Class IA)
American Funds IS Growth Fund (Class 2)	Hartford International Opportunities HLS Fund (Class IA)
American Funds IS Growth-Income Fund (Class 2)	Hartford MidCap HLS Fund (Class IA)
American Funds IS International Fund (Class 2)	Hartford Small Company HLS Fund (Class IA)
American Funds IS New World Fund® (Class 2)	Hartford Small Cap Growth HLS Fund (Class IA)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	Hartford Stock HLS Fund (Class IA)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Hartford Total Return Bond HLS Fund (Class IA)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Hartford Ultrashort Bond HLS Fund (Class IA)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Invesco V.I. American Franchise Fund (Series I)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series I)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Fidelity® VIP Government Money Market Portfolio (Service Class)	Invesco V.I. Comstock Fund (Series II)
Fidelity® VIP Growth Portfolio (Service Class 2)	Invesco V.I. Core Equity Fund (Series I)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Invesco V.I. Diversified Dividend Fund (Series II)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
Fidelity® VIP Overseas Portfolio (Initial Class)	Invesco V.I. Global Real Estate Fund (Series I)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Invesco V.I. Growth and Income Fund (Series II)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Invesco V.I. Eqv International Equity Fund (Series I) (formerly Invesco V.I. International Growth Fund (Series I))
Franklin DynaTech VIP Fund (Class 2)	Invesco V.I. Main Street Mid Cap Fund® (Series I)
Franklin Income VIP Fund (Class 2)	Invesco V.I. Small Cap Equity Fund (Series I)
Lord Abbett Bond Debenture Portfolio (Class VC)	Putnam VT Government Money Market Fund (Class IA)
Lord Abbett Dividend Growth Portfolio (Class VC)	Putnam VT Sustainable Leaders Fund (Class IA)
Lord Abbett Fundamental Equity Portfolio (Class VC)	Putnam VT Small Cap Value Fund (Class IB)
Lord Abbett Growth and Income Portfolio (Class VC)	Templeton Developing Markets VIP Fund (Class 1)
MFS® Growth Series (Initial Class)	Templeton Foreign VIP Fund (Class 2)
MFS® Investors Trust Series (Initial Class)	Templeton Global Bond VIP Fund (Class 2)

SA-1

Report of Independent Registered Public Accounting Firm

MFS® New Discovery Series (Initial Class)	Templeton Growth VIP Fund (Class 2)
MFS® Total Return Bond Series (Initial Class)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)
MFS® Total Return Series (Initial Class)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
MFS® Value Series (Initial Class)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
Invesco V.I. Capital Appreciation Fund (Series II)	Morgan Stanley VIF Discovery Portfolio (Class II)
Invesco V.I. Global Fund (Series II)	PSF PGIM Government Money Market Portfolio (Class I)
Invesco V.I. Main Street Fund ® (Series II)	Putnam VT Growth Opportunities Fund (Class IA)
Invesco V.I. Main Street Small Cap Fund® (Series II)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)
Putnam VT Small Cap Growth Fund (Class IB)	Invesco V.I. American Value Fund (Series II)
Putnam VT Diversified Income Fund (Class IA)	Putnam VT Diversified Income Fund (Class IB)
Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IB)
Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IB)
Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IB)
Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IB)
Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IB)
Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IB)
Putnam VT International Equity Fund (Class IA)	Putnam VT International Value Fund (Class IB)
Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT Multi-Cap Core Fund (Class IB)
Putnam VT International Value Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IB)
Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Growth Opportunities Fund (Class IB)
Invesco V.I. High Yield Fund (Series I)

We have also audited the accompanying statements of assets and liabilities of BlackRock S&P 500 Index V.I. Fund (Class I), AB VPS Growth and Income Portfolio (Class B), and Invesco V.I. Discovery Mid Cap Growth Fund (Series I), and the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
BlackRock S&P 500 Index V.I. Fund (Class I)	December 31, 2022	Year ended December 31, 2022	Two years in the period ended December 31, 2022	Four years in the period ended December 31, 2022 and the period from April 20, 2018 to December 31, 2018
AB VPS Growth and Income Portfolio (Class B)	December 31, 2022	Year ended December 31, 2022	Two years in the period ended December 31, 2022	Three years in the period ended December 31, 2022 and the period from April 26, 2019 to December 31, 2019
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	December 31, 2022	Year ended December 31, 2022	Two years in the period ended December 31, 2022	Two years in the period ended December 31, 2022 and the period from April 30, 2020 to December 31, 2020

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company as of December 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

SA-2

Report of Independent Registered Public Accounting Firm

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, Connecticut
April 19, 2023

We have served as the auditor of the Sub-Accounts that comprise Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company since 2002.

SA-3

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	AB VPS Balanced Hedged Allocation (Class B)	AB VPS Sustainable International Thematic Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	94,997	49,048	238,511	697,970	2,912,531
Cost	$996,996	$969,772	$3,946,675	$12,493,355	$60,934,398
Fair Value	$774,222	$785,750	$3,076,787	$11,439,724	$63,813,561
Due from Sponsor Company	63	—	—	—	—
Receivable for fund shares sold	—	—	—	1,496	—

Total assets	774,285	785,750	3,076,787	11,441,220	63,813,561

Liabilities:
Due to Sponsor Company	—	—	—	1,496	—
Payable for fund shares purchased	63	—	—	—	—

Total liabilities	63	—	—	1,496	—

Net assets:
For contract liabilities	$774,222	$785,750	$3,076,787	$11,439,724	$63,813,561

Deferred contracts in the accumulation period:
Units owned by participants #	40,892	59,702	306,532	328,363	1,583,857
Contract liability	$774,222	$785,750	$3,076,787	$11,439,724	$63,813,561

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-4

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	American Funds IS Washington Mutual Investors Fund℠ (Class 2)	American Funds IS The Bond Fund of America® (Class 2)	American Funds IS Capital World Bond Fund® (Class 2)	American Funds IS Capital World Growth and Income Fund® (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	3,225,476	4,430,893	244,091	708,201	1,342,471
Cost	$39,207,956	$48,001,231	$2,839,135	$8,865,627	$34,510,286
Fair Value	$40,189,426	$41,074,375	$2,306,657	$8,243,458	$39,992,201
Due from Sponsor Company	1,130	1,868	—	773	8,140
Receivable for fund shares sold	—	—	—	—	—

Total assets	40,190,556	41,076,243	2,306,657	8,244,231	40,000,341

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	1,130	1,868	—	773	8,140

Total liabilities	1,130	1,868	—	773	8,140

Net assets:
For contract liabilities	$40,189,426	$41,074,375	$2,306,657	$8,243,458	$39,992,201

Deferred contracts in the accumulation period:
Units owned by participants #	818,146	2,410,921	190,163	363,748	8,092,065
Contract liability	$40,189,426	$41,074,375	$2,306,657	$8,243,458	$39,992,201

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-5

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,362,042	2,335,779	2,552,880	3,104,624	847,959
Cost	$25,941,042	$169,549,783	$109,536,924	$55,841,317	$18,352,016
Fair Value	$20,839,243	$176,117,771	$126,265,421	$47,283,430	$18,672,065
Due from Sponsor Company	687	—	6,857	2,265	—
Receivable for fund shares sold	—	85,701	—	—	70,040

Total assets	20,839,930	176,203,472	126,272,278	47,285,695	18,742,105

Liabilities:
Due to Sponsor Company	—	85,701	—	—	70,040
Payable for fund shares purchased	687	—	6,857	2,265	—

Total liabilities	687	85,701	6,857	2,265	70,040

Net assets:
For contract liabilities	$20,839,243	$176,117,771	$126,265,421	$47,283,430	$18,672,065

Deferred contracts in the accumulation period:
Units owned by participants #	4,968,432	35,328,605	26,352,665	1,375,820	381,900
Contract liability	$20,839,243	$176,117,771	$126,265,421	$47,283,430	$18,672,065

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-6

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	30,645	33,617	826,763	792,479	284,858
Cost	$505,442	$397,493	$18,527,770	$10,595,102	$3,862,005
Fair Value	$438,835	$440,723	$19,478,545	$9,081,813	$3,264,470
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	29	—	—

Total assets	438,835	440,723	19,478,574	9,081,813	3,264,470

Liabilities:
Due to Sponsor Company	—	—	29	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	29	—	—

Net assets:
For contract liabilities	$438,835	$440,723	$19,478,545	$9,081,813	$3,264,470

Deferred contracts in the accumulation period:
Units owned by participants #	83,637	11,331	2,165,009	474,989	157,973
Contract liability	$438,835	$440,723	$19,478,545	$9,081,813	$3,264,470

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-7

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	496,907	24,952,698	14,853	833,329	809,122
Cost	$6,913,598	$24,952,698	$1,231,530	$28,251,368	$26,405,126
Fair Value	$6,767,867	$24,952,698	$1,028,869	$30,449,835	$25,244,620
Due from Sponsor Company	—	1,123,410	—	17	—
Receivable for fund shares sold	—	—	209,018	—	575

Total assets	6,767,867	26,076,108	1,237,887	30,449,852	25,245,195

Liabilities:
Due to Sponsor Company	—	—	209,018	—	575
Payable for fund shares purchased	—	1,123,410	—	17	—

Total liabilities	—	1,123,410	209,018	17	575

Net assets:
For contract liabilities	$6,767,867	$24,952,698	$1,028,869	$30,449,835	$25,244,620

Deferred contracts in the accumulation period:
Units owned by participants #	295,228	2,355,437	24,696	738,961	655,630
Contract liability	$6,767,867	$24,952,698	$1,028,869	$30,449,835	$25,244,620

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-8

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	17,028	12,674	13,508	431,236	1,827,946
Cost	$346,579	$144,579	$217,428	$2,382,075	$27,630,863
Fair Value	$369,499	$125,475	$196,406	$1,280,772	$26,925,645
Due from Sponsor Company	—	—	—	—	463
Receivable for fund shares sold	—	—	—	—	—

Total assets	369,499	125,475	196,406	1,280,772	26,926,108

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	463

Total liabilities	—	—	—	—	463

Net assets:
For contract liabilities	$369,499	$125,475	$196,406	$1,280,772	$26,925,645

Deferred contracts in the accumulation period:
Units owned by participants #	88,210	7,251	6,138	42,363	1,069,911
Contract liability	$369,499	$125,475	$196,406	$1,280,772	$26,925,645

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-9

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,049,241	1,786,140	156,734	1,369,135	269,748
Cost	$19,725,189	$30,177,830	$3,937,429	$20,523,480	$4,398,595
Fair Value	$17,427,899	$27,077,879	$4,236,514	$17,155,260	$2,835,054
Due from Sponsor Company	77	—	—	—	—
Receivable for fund shares sold	—	1,981	—	1,338	—

Total assets	17,427,976	27,079,860	4,236,514	17,156,598	2,835,054

Liabilities:
Due to Sponsor Company	—	1,981	—	1,338	—
Payable for fund shares purchased	77	—	—	—	—

Total liabilities	77	1,981	—	1,338	—

Net assets:
For contract liabilities	$17,427,899	$27,077,879	$4,236,514	$17,155,260	$2,835,054

Deferred contracts in the accumulation period:
Units owned by participants #	661,811	816,939	86,410	304,034	87,300
Contract liability	$17,427,899	$27,077,879	$4,236,514	$17,155,260	$2,835,054

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-10

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,717,116	11,489	1,783,900	3,898,854	6,243,458
Cost	$19,342,195	$123,065	$48,621,379	$181,970,960	$95,870,278
Fair Value	$15,608,582	$133,390	$46,863,044	$153,458,909	$98,521,765
Due from Sponsor Company	891	—	5,153	—	—
Receivable for fund shares sold	—	—	—	3,122	6,544

Total assets	15,609,473	133,390	46,868,197	153,462,031	98,528,309

Liabilities:
Due to Sponsor Company	—	—	—	3,122	6,544
Payable for fund shares purchased	891	—	5,153	—	—

Total liabilities	891	—	5,153	3,122	6,544

Net assets:
For contract liabilities	$15,608,582	$133,390	$46,863,044	$153,458,909	$98,521,765

Deferred contracts in the accumulation period:
Units owned by participants #	925,235	3,922	5,490,137	7,344,296	16,148,118
Contract liability	$15,608,582	$133,390	$46,863,044	$153,458,909	$98,521,765

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-11

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	5,188,342	2,553,567	2,041,977	1,412,019	16,517
Cost	$112,681,022	$36,746,112	$64,337,143	$26,389,128	$458,439
Fair Value	$114,351,048	$35,009,408	$52,437,963	$19,146,975	$358,591
Due from Sponsor Company	9,332	—	35	413	—
Receivable for fund shares sold	—	140,439	—	—	150,181

Total assets	114,360,380	35,149,847	52,437,998	19,147,388	508,772

Liabilities:
Due to Sponsor Company	—	140,439	—	—	150,181
Payable for fund shares purchased	9,332	—	35	413	—

Total liabilities	9,332	140,439	35	413	150,181

Net assets:
For contract liabilities	$114,351,048	$35,009,408	$52,437,963	$19,146,975	$358,591

Deferred contracts in the accumulation period:
Units owned by participants #	7,487,794	6,200,636	3,855,682	2,696,187	9,531
Contract liability	$114,351,048	$35,009,408	$52,437,963	$19,146,975	$358,591

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-12

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	595,498	9,959,897	2,903,623	126,913	14,114
Cost	$43,242,760	$112,247,503	$29,255,585	$7,345,741	$221,787
Fair Value	$56,941,537	$92,328,246	$28,920,084	$5,436,946	$221,582
Due from Sponsor Company	1,119	10,617	—	—	—
Receivable for fund shares sold	—	—	993	—	—

Total assets	56,942,656	92,338,863	28,921,077	5,436,946	221,582

Liabilities:
Due to Sponsor Company	—	—	993	—	—
Payable for fund shares purchased	1,119	10,617	—	—	—

Total liabilities	1,119	10,617	993	—	—

Net assets:
For contract liabilities	$56,941,537	$92,328,246	$28,920,084	$5,436,946	$221,582

Deferred contracts in the accumulation period:
Units owned by participants #	3,944,538	24,490,251	14,919,026	181,207	4,737
Contract liability	$56,941,537	$92,328,246	$28,920,084	$5,436,946	$221,582

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-13

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	468,152	496,859	34,882	341	2,817
Cost	$4,985,076	$7,885,859	$1,015,868	$6,688	$54,871
Fair Value	$3,810,759	$10,061,399	$856,341	$8,433	$69,117
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	3,810,759	10,061,399	856,341	8,433	69,117

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$3,810,759	$10,061,399	$856,341	$8,433	$69,117

Deferred contracts in the accumulation period:
Units owned by participants #	218,673	277,585	22,014	293	1,175
Contract liability	$3,810,759	$10,061,399	$856,341	$8,433	$69,117

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-14

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. Eqv International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	59,246	145,235	395,897	310,052	622,797
Cost	$930,726	$2,811,065	$12,559,245	$3,481,703	$11,108,991
Fair Value	$772,563	$2,871,297	$11,457,254	$2,660,250	$9,379,321
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	1,895	—	1,744

Total assets	772,563	2,871,297	11,459,149	2,660,250	9,381,065

Liabilities:
Due to Sponsor Company	—	—	1,895	—	1,744
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	1,895	—	1,744

Net assets:
For contract liabilities	$772,563	$2,871,297	$11,457,254	$2,660,250	$9,379,321

Deferred contracts in the accumulation period:
Units owned by participants #	35,733	92,541	696,847	65,713	270,122
Contract liability	$772,563	$2,871,297	$11,457,254	$2,660,250	$9,379,321

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-15

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,181,219	294,766	80,049	161,774	67,131
Cost	$13,890,225	$4,658,051	$1,358,043	$5,296,529	$3,884,811
Fair Value	$12,048,436	$4,380,217	$1,213,548	$5,306,200	$3,223,642
Due from Sponsor Company	1,275	128	—	—	—
Receivable for fund shares sold	—	—	—	—	145,983

Total assets	12,049,711	4,380,345	1,213,548	5,306,200	3,369,625

Liabilities:
Due to Sponsor Company	—	—	—	—	145,983
Payable for fund shares purchased	1,275	128	—	—	—

Total liabilities	1,275	128	—	—	145,983

Net assets:
For contract liabilities	$12,048,436	$4,380,217	$1,213,548	$5,306,200	$3,223,642

Deferred contracts in the accumulation period:
Units owned by participants #	563,448	108,677	41,780	177,193	74,030
Contract liability	$12,048,436	$4,380,217	$1,213,548	$5,306,200	$3,223,642

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-16

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	191,618	222,063	2,334,386	673,776	1,704,923
Cost	$5,832,709	$3,858,365	$30,591,524	$15,317,079	$28,744,815
Fair Value	$6,183,511	$2,511,531	$26,285,190	$15,153,217	$36,741,095
Due from Sponsor Company	—	—	142	—	—
Receivable for fund shares sold	—	—	—	164,968	3,600

Total assets	6,183,511	2,511,531	26,285,332	15,318,185	36,744,695

Liabilities:
Due to Sponsor Company	—	—	—	164,968	3,600
Payable for fund shares purchased	—	—	142	—	—

Total liabilities	—	—	142	164,968	3,600

Net assets:
For contract liabilities	$6,183,511	$2,511,531	$26,285,190	$15,153,217	$36,741,095

Deferred contracts in the accumulation period:
Units owned by participants #	146,445	41,880	1,652,554	453,740	1,101,751
Contract liability	$6,183,511	$2,511,531	$26,285,190	$15,153,217	$36,741,095

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-17

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	79,826	116,198	147,710	242,837	145,396
Cost	$3,469,033	$4,305,400	$3,221,727	$5,550,454	$2,447,372
Fair Value	$2,639,058	$3,520,808	$2,324,956	$5,478,400	$2,054,440
Due from Sponsor Company	—	—	—	133	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	2,639,058	3,520,808	2,324,956	5,478,533	2,054,440

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	133	—

Total liabilities	—	—	—	133	—

Net assets:
For contract liabilities	$2,639,058	$3,520,808	$2,324,956	$5,478,400	$2,054,440

Deferred contracts in the accumulation period:
Units owned by participants #	77,183	119,358	65,466	151,224	40,442
Contract liability	$2,639,058	$3,520,808	$2,324,956	$5,478,400	$2,054,440

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-18

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	240,256	530,421	8,666	381,530	62,899
Cost	$1,721,138	$12,460,228	$149,620	$6,538,178	$869,516
Fair Value	$1,129,201	$14,554,763	$131,630	$4,673,738	$1,071,163
Due from Sponsor Company	—	—	—	771	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	1,129,201	14,554,763	131,630	4,674,509	1,071,163

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	771	—

Total liabilities	—	—	—	771	—

Net assets:
For contract liabilities	$1,129,201	$14,554,763	$131,630	$4,673,738	$1,071,163

Deferred contracts in the accumulation period:
Units owned by participants #	32,797	244,492	1,938	80,807	16,287
Contract liability	$1,129,201	$14,554,763	$131,630	$4,673,738	$1,071,163

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-19

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,012,203	655,428	534,517	13,119	88,791
Cost	$6,853,797	$7,319,212	$7,917,945	$207,596	$1,069,939
Fair Value	$5,354,551	$5,571,138	$6,980,786	$201,633	$904,782
Due from Sponsor Company	578	—	347	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	5,355,129	5,571,138	6,981,133	201,633	904,782

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	578	—	347	—	—

Total liabilities	578	—	347	—	—

Net assets:
For contract liabilities	$5,354,551	$5,571,138	$6,980,786	$201,633	$904,782

Deferred contracts in the accumulation period:
Units owned by participants #	97,007	149,030	254,207	8,520	34,061
Contract liability	$5,354,551	$5,571,138	$6,980,786	$201,633	$904,782

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-20

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	33,699	37,920	409,232	152,757	321,335
Cost	$522,928	$37,920	$14,379,805	$1,951,567	$2,948,746
Fair Value	$552,323	$37,920	$13,942,530	$1,619,221	$2,419,656
Due from Sponsor Company	—	—	—	—	59
Receivable for fund shares sold	—	—	8,058	—	—

Total assets	552,323	37,920	13,950,588	1,619,221	2,419,715

Liabilities:
Due to Sponsor Company	—	—	8,058	—	—
Payable for fund shares purchased	—	—	—	—	59

Total liabilities	—	—	8,058	—	59

Net assets:
For contract liabilities	$552,323	$37,920	$13,942,530	$1,619,221	$2,419,656

Deferred contracts in the accumulation period:
Units owned by participants #	13,309	19,965	136,372	58,366	211,953
Contract liability	$552,323	$37,920	$13,942,530	$1,619,221	$2,419,656

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-21

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	494,783	1,399,409	613,303	27,692	4,731
Cost	$6,848,050	$23,095,916	$7,191,515	$296,646	$37,470
Fair Value	$6,021,504	$17,464,624	$6,280,219	$233,995	$25,452
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	72	278	—	—	—

Total assets	6,021,576	17,464,902	6,280,219	233,995	25,452

Liabilities:
Due to Sponsor Company	72	278	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	72	278	—	—	—

Net assets:
For contract liabilities	$6,021,504	$17,464,624	$6,280,219	$233,995	$25,452

Deferred contracts in the accumulation period:
Units owned by participants #	510,890	1,043,188	385,107	11,759	857
Contract liability	$6,021,504	$17,464,624	$6,280,219	$233,995	$25,452

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-22

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,876	1,043,708	8,507	1,616,010	3,317,759
Cost	$26,278	$9,838,422	$85,075	$15,729,324	$80,638,734
Fair Value	$22,364	$2,932,819	$85,075	$15,885,377	$81,882,294
Due from Sponsor Company	—	23	—	1,421	122
Receivable for fund shares sold	—	—	—	—	—

Total assets	22,364	2,932,842	85,075	15,886,798	81,882,416

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	23	—	1,421	122

Total liabilities	—	23	—	1,421	122

Net assets:
For contract liabilities	$22,364	$2,932,819	$85,075	$15,885,377	$81,882,294

Deferred contracts in the accumulation period:
Units owned by participants #	636	111,028	8,031	684,463	5,321,168
Contract liability	$22,364	$2,932,819	$85,075	$15,885,377	$81,882,294

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-23

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	112,910	501,095	902,891	392,568	3,711
Cost	$2,550,659	$8,209,839	$5,375,500	$8,875,594	$61,032
Fair Value	$2,564,192	$7,756,957	$4,261,644	$10,626,807	$57,304
Due from Sponsor Company	—	—	755	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	2,564,192	7,756,957	4,262,399	10,626,807	57,304

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	755	—	—

Total liabilities	—	—	755	—	—

Net assets:
For contract liabilities	$2,564,192	$7,756,957	$4,261,644	$10,626,807	$57,304

Deferred contracts in the accumulation period:
Units owned by participants #	78,555	268,749	264,947	176,928	2,466
Contract liability	$2,564,192	$7,756,957	$4,261,644	$10,626,807	$57,304

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-24

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	3,817	404,428	134,742	115,055	20,282
Cost	$49,397	$2,556,438	$1,504,452	$1,659,453	$199,068
Fair Value	$45,956	$2,115,157	$1,130,486	$1,483,064	$204,038
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	45,956	2,115,157	1,130,486	1,483,064	204,038

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$45,956	$2,115,157	$1,130,486	$1,483,064	$204,038

Deferred contracts in the accumulation period:
Units owned by participants #	1,396	72,786	60,406	57,385	16,040
Contract liability	$45,956	$2,115,157	$1,130,486	$1,483,064	$204,038

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-25

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	Putnam VT Multi-Cap Core Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Growth Opportunities Fund (Class IB)	AB VPS Growth and Income Portfolio (Class B)	Invesco V.I. High Yield Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	26,663	23,421	236,079	1,871	—
Cost	$535,197	$904,953	$2,718,339	$58,761	$—
Fair Value	$436,210	$764,938	$2,235,672	$53,058	$—
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	436,210	764,938	2,235,672	53,058	—

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$436,210	$764,938	$2,235,672	$53,058	$—

Deferred contracts in the accumulation period:
Units owned by participants #	8,710	12,555	96,505	3,861	—
Contract liability	$436,210	$764,938	$2,235,672	$53,058	$—

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-26

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Sub-Account
Assets:
Investments:
Number of shares	76,739
Cost	$5,415,940
Fair Value	$4,259,759
Due from Sponsor Company	—
Receivable for fund shares sold	159,475

Total assets	4,419,234

Liabilities:
Due to Sponsor Company	159,475
Payable for fund shares purchased	—

Total liabilities	159,475

Net assets:
For contract liabilities	$4,259,759

Deferred contracts in the accumulation period:
Units owned by participants #	355,280
Contract liability	$4,259,759

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-27

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	AB VPS Balanced Hedged Allocation (Class B)	AB VPS Sustainable International Thematic Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$25,711	$—	$130,955	$99,918	$1,268,046

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(4,305)	(1,231)	(55,300)	182,429	486,417
Net realized gain distributions	83,760	140,646	—	1,799,112	6,923,536
Change in unrealized appreciation (depreciation)	(287,878)	(447,247)	(603,067)	(4,320,233)	(18,888,058)

Net gain (loss) on investments	(208,423)	(307,832)	(658,367)	(2,338,692)	(11,478,105)

Net increase (decrease) in net assets resulting from operations	$(182,712)	$(307,832)	$(527,412)	$(2,238,774)	$(10,210,059)

The accompanying notes are an integral part of these financial statements.
SA-28

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	American Funds IS Washington Mutual Investors Fund℠ (Class 2)	American Funds IS The Bond Fund of America® (Class 2)	American Funds IS Capital World Bond Fund® (Class 2)	American Funds IS Capital World Growth and Income Fund® (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$789,886	$1,271,817	$5,886	$201,441	$284,117

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	398,063	(247,506)	(10,048)	29,325	484,704
Net realized gain distributions	9,343,828	505,080	38,797	1,956,244	4,783,713
Change in unrealized appreciation (depreciation)	(14,374,392)	(7,618,252)	(526,791)	(3,982,726)	(19,087,473)

Net gain (loss) on investments	(4,632,501)	(7,360,678)	(498,042)	(1,997,157)	(13,819,056)

Net increase (decrease) in net assets resulting from operations	$(3,842,615)	$(6,088,861)	$(492,156)	$(1,795,716)	$(13,534,939)

The accompanying notes are an integral part of these financial statements.
SA-29

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$643,663	$1,713,644	$874,159	$260,665

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(16,898)	2,422,831	2,447,980	(39,260)	150,713
Net realized gain distributions	7,740,261	28,748,526	13,220,580	6,901,378	1,773,094
Change in unrealized appreciation (depreciation)	(16,539,374)	(108,164,965)	(43,546,328)	(20,322,617)	(7,494,410)

Net gain (loss) on investments	(8,816,011)	(76,993,608)	(27,877,768)	(13,460,499)	(5,570,603)

Net increase (decrease) in net assets resulting from operations	$(8,816,011)	$(76,349,945)	$(26,164,124)	$(12,586,340)	$(5,309,938)

The accompanying notes are an integral part of these financial statements.
SA-30

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$9,701	$503	$374,949	$186,120	$68,239

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,425)	770	141,319	(48,201)	(88,539)
Net realized gain distributions	34,069	60,587	658,305	583,310	403,436
Change in unrealized appreciation (depreciation)	(124,260)	(179,040)	(2,323,804)	(2,200,274)	(1,090,127)

Net gain (loss) on investments	(92,616)	(117,683)	(1,524,180)	(1,665,165)	(775,230)

Net increase (decrease) in net assets resulting from operations	$(82,915)	$(117,180)	$(1,149,231)	$(1,479,045)	$(706,991)

The accompanying notes are an integral part of these financial statements.
SA-31

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$122,743	$314,697	$4,677	$89,327	$71,106

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	49,833	—	(44,009)	419,196	48,832
Net realized gain distributions	488,479	—	103,217	1,676,358	1,753,305
Change in unrealized appreciation (depreciation)	(2,072,760)	—	(468,768)	(13,368,270)	(6,141,457)

Net gain (loss) on investments	(1,534,448)	—	(409,560)	(11,272,716)	(4,339,320)

Net increase (decrease) in net assets resulting from operations	$(1,411,705)	$314,697	$(404,883)	$(11,183,389)	$(4,268,214)

The accompanying notes are an integral part of these financial statements.
SA-32

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$4,191	$4,545	$1,700	$—	$1,318,365

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,388	(786)	(20,597)	36,345	(9,653)
Net realized gain distributions	3,670	160	9,329	774,638	535,131
Change in unrealized appreciation (depreciation)	(135,706)	(21,402)	(21,768)	(1,553,392)	(3,409,800)

Net gain (loss) on investments	(129,648)	(22,028)	(33,036)	(742,409)	(2,884,322)

Net increase (decrease) in net assets resulting from operations	$(125,457)	$(17,483)	$(31,336)	$(742,409)	$(1,565,957)

The accompanying notes are an integral part of these financial statements.
SA-33

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$251,376	$517,663	$33,836	$176,264	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(74,446)	(2,043)	30,818	(81,255)	(66,119)
Net realized gain distributions	1,503,225	3,126,223	539,868	3,326,319	815,040
Change in unrealized appreciation (depreciation)	(2,591,722)	(5,919,851)	(1,110,093)	(5,469,151)	(2,261,619)

Net gain (loss) on investments	(1,162,943)	(2,795,671)	(539,407)	(2,224,087)	(1,512,698)

Net increase (decrease) in net assets resulting from operations	$(911,567)	$(2,278,008)	$(505,571)	$(2,047,823)	$(1,512,698)

The accompanying notes are an integral part of these financial statements.
SA-34

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$709,356	$1,728	$901,686	$1,517,660	$1,078,817

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(156,220)	1,849	504,140	(501,870)	673,768
Net realized gain distributions	—	11,652	6,232,912	21,362,103	5,865,499
Change in unrealized appreciation (depreciation)	(2,409,715)	(42,356)	(15,299,296)	(51,207,226)	(31,477,193)

Net gain (loss) on investments	(2,565,935)	(28,855)	(8,562,244)	(30,346,993)	(24,937,926)

Net increase (decrease) in net assets resulting from operations	$(1,856,579)	$(27,127)	$(7,660,558)	$(28,829,333)	$(23,859,109)

The accompanying notes are an integral part of these financial statements.
SA-35

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$2,027,842	$603,336	$514,983	$—	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,133,486	146,527	(106,611)	(196,094)	(40,574)
Net realized gain distributions	12,628,279	6,334,993	8,371,066	4,220,175	92,452
Change in unrealized appreciation (depreciation)	(27,609,591)	(15,018,757)	(26,349,417)	(12,916,686)	(256,080)

Net gain (loss) on investments	(13,847,826)	(8,537,237)	(18,084,962)	(8,892,605)	(204,202)

Net increase (decrease) in net assets resulting from operations	$(11,819,984)	$(7,933,901)	$(17,569,979)	$(8,892,605)	$(204,202)

The accompanying notes are an integral part of these financial statements.
SA-36

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$941,914	$2,923,373	$66,664	$—	$1,670

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,520,572	(709,429)	(66,570)	11,850	1,068
Net realized gain distributions	5,676,293	1,169,939	—	1,659,712	40,735
Change in unrealized appreciation (depreciation)	(11,506,131)	(19,020,587)	(57,198)	(4,162,986)	(50,351)

Net gain (loss) on investments	(4,309,266)	(18,560,077)	(123,768)	(2,491,424)	(8,548)

Net increase (decrease) in net assets resulting from operations	$(3,367,352)	$(15,636,704)	$(57,104)	$(2,491,424)	$(6,878)

The accompanying notes are an integral part of these financial statements.
SA-37

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$305,338	$137,255	$8,559	$141	$590

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(30,922)	262,621	1,218	32	1,463
Net realized gain distributions	142,276	312,977	145,455	1,063	3,978
Change in unrealized appreciation (depreciation)	(1,053,105)	(633,551)	(383,831)	(1,403)	(15,930)

Net gain (loss) on investments	(941,751)	(57,953)	(237,158)	(308)	(10,489)

Net increase (decrease) in net assets resulting from operations	$(636,413)	$79,302	$(228,599)	$(167)	$(9,899)

The accompanying notes are an integral part of these financial statements.
SA-38

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. Eqv International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$25,012	$38,056	$205,265	$10,347	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(829)	15,748	68,795	(52,458)	13,094
Net realized gain distributions	—	278,980	1,309,329	618,115	1,833,828
Change in unrealized appreciation (depreciation)	(286,822)	(512,623)	(4,189,373)	(1,059,571)	(4,313,660)

Net gain (loss) on investments	(287,651)	(217,895)	(2,811,249)	(493,914)	(2,466,738)

Net increase (decrease) in net assets resulting from operations	$(262,639)	$(179,839)	$(2,605,984)	$(483,567)	$(2,466,738)

The accompanying notes are an integral part of these financial statements.
SA-39

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$562,056	$38,748	$13,517	$71,402	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(74,074)	47,704	2,564	31,213	(37,471)
Net realized gain distributions	34,861	644,370	162,122	433,406	426,534
Change in unrealized appreciation (depreciation)	(2,336,925)	(1,483,446)	(342,794)	(1,054,548)	(1,883,585)

Net gain (loss) on investments	(2,376,138)	(791,372)	(178,108)	(589,929)	(1,494,522)

Net increase (decrease) in net assets resulting from operations	$(1,814,082)	$(752,624)	$(164,591)	$(518,527)	$(1,494,522)

The accompanying notes are an integral part of these financial statements.
SA-40

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$43,977	$—	$768,441	$271,876	$510,978

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	37,543	(70,482)	(107,393)	37,780	456,787
Net realized gain distributions	842,979	853,237	323,846	1,359,844	2,177,793
Change in unrealized appreciation (depreciation)	(2,153,408)	(1,936,330)	(5,304,539)	(3,317,342)	(5,514,542)

Net gain (loss) on investments	(1,272,886)	(1,153,575)	(5,088,086)	(1,919,718)	(2,879,962)

Net increase (decrease) in net assets resulting from operations	$(1,228,909)	$(1,153,575)	$(4,319,645)	$(1,647,842)	$(2,368,984)

The accompanying notes are an integral part of these financial statements.
SA-41

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$—	$28,114	$14,599	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	48,370	5,747	5,521	81,969	(37,423)
Net realized gain distributions	1,102,396	698,743	977,039	684,015	482,699
Change in unrealized appreciation (depreciation)	(2,432,332)	(2,444,611)	(1,624,244)	(1,802,337)	(1,351,675)

Net gain (loss) on investments	(1,281,566)	(1,740,121)	(641,684)	(1,036,353)	(906,399)

Net increase (decrease) in net assets resulting from operations	$(1,281,566)	$(1,740,121)	$(613,570)	$(1,021,754)	$(906,399)

The accompanying notes are an integral part of these financial statements.
SA-42

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$91,383	$252,038	$3,016	$101,048	$6,710

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(120,290)	179,433	(4,262)	(56,552)	18,317
Net realized gain distributions	27,645	1,261,202	17,166	1,935,664	92,991
Change in unrealized appreciation (depreciation)	(25,625)	(2,159,961)	(47,758)	(3,033,772)	(173,096)

Net gain (loss) on investments	(118,270)	(719,326)	(34,854)	(1,154,660)	(61,788)

Net increase (decrease) in net assets resulting from operations	$(26,887)	$(467,288)	$(31,838)	$(1,053,612)	$(55,078)

The accompanying notes are an integral part of these financial statements.
SA-43

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$307,529	$350,811	$130,515	$—	$24,338

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(173,490)	(148,530)	(79,794)	484	(68,431)
Net realized gain distributions	11,019	—	782,100	25,274	38,200
Change in unrealized appreciation (depreciation)	(865,148)	(1,092,803)	(2,100,154)	(104,148)	(99,633)

Net gain (loss) on investments	(1,027,619)	(1,241,333)	(1,397,848)	(78,390)	(129,864)

Net increase (decrease) in net assets resulting from operations	$(720,090)	$(890,522)	$(1,267,333)	$(78,390)	$(105,526)

The accompanying notes are an integral part of these financial statements.
SA-44

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$9,545	$486	$125,990	$2,756	$73,306

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,720	—	107,773	(53,424)	(8,142)
Net realized gain distributions	154,366	—	2,241,212	226,139	187,185
Change in unrealized appreciation (depreciation)	(276,976)	—	(6,777,944)	(423,832)	(908,585)

Net gain (loss) on investments	(115,890)	—	(4,428,959)	(251,117)	(729,542)

Net increase (decrease) in net assets resulting from operations	$(106,345)	$486	$(4,302,969)	$(248,361)	$(656,236)

The accompanying notes are an integral part of these financial statements.
SA-45

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$192,937	$—	$10,882	$9,707	$2,011

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(90,747)	(257,338)	(110,363)	(1,381)	(405)
Net realized gain distributions	—	—	—	4,334	—
Change in unrealized appreciation (depreciation)	(661,360)	(640,673)	(803,876)	(51,866)	(7,681)

Net gain (loss) on investments	(752,107)	(898,011)	(914,239)	(48,913)	(8,086)

Net increase (decrease) in net assets resulting from operations	$(559,170)	$(898,011)	$(903,357)	$(39,206)	$(6,075)

The accompanying notes are an integral part of these financial statements.
SA-46

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$105	$—	$1,206	$—	$1,303,600

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(62)	(1,294,589)	—	352,098	813,483
Net realized gain distributions	2,537	2,159,955	—	3,260,716	3,992,651
Change in unrealized appreciation (depreciation)	(10,314)	(6,491,699)	—	(11,032,228)	(24,563,186)

Net gain (loss) on investments	(7,839)	(5,626,333)	—	(7,419,414)	(19,757,052)

Net increase (decrease) in net assets resulting from operations	$(7,734)	$(5,626,333)	$1,206	$(7,419,414)	$(18,453,452)

The accompanying notes are an integral part of these financial statements.
SA-47

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$44,785	$35,377	$250,611	$143,542	$808

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,383	25,691	(53,963)	181,002	(15)
Net realized gain distributions	89,466	1,433,063	79,140	831,613	5,600
Change in unrealized appreciation (depreciation)	(279,005)	(1,708,302)	(372,002)	(1,478,170)	(17,612)

Net gain (loss) on investments	(187,156)	(249,548)	(346,825)	(465,555)	(12,027)

Net increase (decrease) in net assets resulting from operations	$(142,371)	$(214,171)	$(96,214)	$(322,013)	$(11,219)

The accompanying notes are an integral part of these financial statements.
SA-48

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$831	$119,873	$70,915	$22,592	$2,576

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	32	(37,409)	(28,548)	(10,804)	1,087
Net realized gain distributions	18,867	4,547	—	161,719	4,493
Change in unrealized appreciation (depreciation)	(30,005)	(384,136)	(234,550)	(427,202)	(14,549)

Net gain (loss) on investments	(11,106)	(416,998)	(263,098)	(276,287)	(8,969)

Net increase (decrease) in net assets resulting from operations	$(10,275)	$(297,125)	$(192,183)	$(253,695)	$(6,393)

The accompanying notes are an integral part of these financial statements.
SA-49

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

	Putnam VT Multi-Cap Core Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Growth Opportunities Fund (Class IB)	AB VPS Growth and Income Portfolio (Class B)	Invesco V.I. High Yield Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$6,221	$4,522	$—	$558	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(104,084)	6,231	49,499	2,054	(2,228)
Net realized gain distributions	164,625	125,823	453,843	8,275	—
Change in unrealized appreciation (depreciation)	(172,525)	(377,071)	(1,538,802)	(12,531)	(893)

Net gain (loss) on investments	(111,984)	(245,017)	(1,035,460)	(2,202)	(3,121)

Net increase (decrease) in net assets resulting from operations	$(105,763)	$(240,495)	$(1,035,460)	$(1,644)	$(3,121)

The accompanying notes are an integral part of these financial statements.
SA-50

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2022

Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Sub-Account

Investment Income:
Dividends	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(31,778)
Net realized gain distributions	1,346,251
Change in unrealized appreciation (depreciation)	(3,368,605)

Net gain (loss) on investments	(2,054,132)

Net increase (decrease) in net assets resulting from operations	$(2,054,132)

The accompanying notes are an integral part of these financial statements.
SA-51

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	AB VPS Balanced Hedged Allocation (Class B)	AB VPS Sustainable International Thematic Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$25,711	$—	$130,955	$99,918	$1,268,046
Net realized gain (loss) on security transactions	(4,305)	(1,231)	(55,300)	182,429	486,417
Net realized gain distributions	83,760	140,646	—	1,799,112	6,923,536
Change in unrealized appreciation (depreciation)	(287,878)	(447,247)	(603,067)	(4,320,233)	(18,888,058)

Net increase (decrease) in net assets resulting from operations	(182,712)	(307,832)	(527,412)	(2,238,774)	(10,210,059)

Unit transactions:
Purchases	36,255	—	—	404,940	1,267,756
Net transfers	22,848	—	(7,650)	(481,438)	189,656
Surrenders for benefit payments and fees	(12,290)	(514)	(122,849)	(387,376)	(324,904)
Other transactions	—	—	—	—	(31)
Death benefits	(4,261)	—	(15,048)	(40,523)	(1,587,836)
Net loan activity	(7,703)	—	(236)	(13,096)	89,131
Cost of insurance and other fees	(20,551)	(16,329)	(94,070)	(354,484)	(2,135,757)

Net increase (decrease) in net assets resulting from unit transactions	14,298	(16,843)	(239,853)	(871,977)	(2,501,985)

Net increase (decrease) in net assets	(168,414)	(324,675)	(767,265)	(3,110,751)	(12,712,044)

Net assets:
Beginning of period	942,636	1,110,425	3,844,052	14,550,475	76,525,605
End of period	$774,222	$785,750	$3,076,787	$11,439,724	$63,813,561

The accompanying notes are an integral part of these financial statements.
SA-52

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	American Funds IS Washington Mutual Investors Fund℠ (Class 2)	American Funds IS The Bond Fund of America® (Class 2)	American Funds IS Capital World Bond Fund® (Class 2)	American Funds IS Capital World Growth and Income Fund® (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$789,886	$1,271,817	$5,886	$201,441	$284,117
Net realized gain (loss) on security transactions	398,063	(247,506)	(10,048)	29,325	484,704
Net realized gain distributions	9,343,828	505,080	38,797	1,956,244	4,783,713
Change in unrealized appreciation (depreciation)	(14,374,392)	(7,618,252)	(526,791)	(3,982,726)	(19,087,473)

Net increase (decrease) in net assets resulting from operations	(3,842,615)	(6,088,861)	(492,156)	(1,795,716)	(13,534,939)

Unit transactions:
Purchases	675,636	1,545,696	115,921	327,398	794,283
Net transfers	163,616	(757,723)	10,383	(30,064)	(175,116)
Surrenders for benefit payments and fees	(398,012)	(738,141)	(36,379)	(174,282)	(304,924)
Other transactions	(26)	154	—	—	(11)
Death benefits	(1,030,418)	(744,194)	(4,902)	(46,569)	(308,791)
Net loan activity	(30,356)	(7,500)	436	(11,942)	(30,518)
Cost of insurance and other fees	(1,027,692)	(1,412,007)	(59,153)	(188,022)	(1,145,277)

Net increase (decrease) in net assets resulting from unit transactions	(1,647,252)	(2,113,715)	26,306	(123,481)	(1,170,354)

Net increase (decrease) in net assets	(5,489,867)	(8,202,576)	(465,850)	(1,919,197)	(14,705,293)

Net assets:
Beginning of period	45,679,293	49,276,951	2,772,507	10,162,655	54,697,494
End of period	$40,189,426	$41,074,375	$2,306,657	$8,243,458	$39,992,201

The accompanying notes are an integral part of these financial statements.
SA-53

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$643,663	$1,713,644	$874,159	$260,665
Net realized gain (loss) on security transactions	(16,898)	2,422,831	2,447,980	(39,260)	150,713
Net realized gain distributions	7,740,261	28,748,526	13,220,580	6,901,378	1,773,094
Change in unrealized appreciation (depreciation)	(16,539,374)	(108,164,965)	(43,546,328)	(20,322,617)	(7,494,410)

Net increase (decrease) in net assets resulting from operations	(8,816,011)	(76,349,945)	(26,164,124)	(12,586,340)	(5,309,938)

Unit transactions:
Purchases	484,757	3,140,991	2,337,222	1,591,758	566,518
Net transfers	572,723	2,108,918	(2,174,490)	(150,707)	431,126
Surrenders for benefit payments and fees	(304,589)	(2,636,579)	(1,490,374)	(827,480)	(347,784)
Other transactions	561	443	2,080	(187)	—
Death benefits	(84,114)	(2,064,048)	(4,063,212)	(319,686)	(135,515)
Net loan activity	(19,489)	(156,529)	(31,785)	9,807	70,153
Cost of insurance and other fees	(789,946)	(4,977,219)	(3,728,081)	(1,288,258)	(547,882)

Net increase (decrease) in net assets resulting from unit transactions	(140,097)	(4,584,023)	(9,148,640)	(984,753)	36,616

Net increase (decrease) in net assets	(8,956,108)	(80,933,968)	(35,312,764)	(13,571,093)	(5,273,322)

Net assets:
Beginning of period	29,795,351	257,051,739	161,578,185	60,854,523	23,945,387
End of period	$20,839,243	$176,117,771	$126,265,421	$47,283,430	$18,672,065

The accompanying notes are an integral part of these financial statements.
SA-54

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$9,701	$503	$374,949	$186,120	$68,239
Net realized gain (loss) on security transactions	(2,425)	770	141,319	(48,201)	(88,539)
Net realized gain distributions	34,069	60,587	658,305	583,310	403,436
Change in unrealized appreciation (depreciation)	(124,260)	(179,040)	(2,323,804)	(2,200,274)	(1,090,127)

Net increase (decrease) in net assets resulting from operations	(82,915)	(117,180)	(1,149,231)	(1,479,045)	(706,991)

Unit transactions:
Purchases	—	5,024	286,929	59,752	83,857
Net transfers	—	583	(61,070)	(1,723)	(223,402)
Surrenders for benefit payments and fees	(45,959)	—	(41,258)	(2,123)	(6,271)
Other transactions	—	—	(28)	—	—
Death benefits	(5,355)	—	(810,258)	(210,804)	(359,187)
Net loan activity	(31)	—	(33,967)	—	—
Cost of insurance and other fees	(19,697)	(4,699)	(793,190)	(170,181)	(83,181)

Net increase (decrease) in net assets resulting from unit transactions	(71,042)	908	(1,452,842)	(325,079)	(588,184)

Net increase (decrease) in net assets	(153,957)	(116,272)	(2,602,073)	(1,804,124)	(1,295,175)

Net assets:
Beginning of period	592,792	556,995	22,080,618	10,885,937	4,559,645
End of period	$438,835	$440,723	$19,478,545	$9,081,813	$3,264,470

The accompanying notes are an integral part of these financial statements.
SA-55

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$122,743	$314,697	$4,677	$89,327	$71,106
Net realized gain (loss) on security transactions	49,833	—	(44,009)	419,196	48,832
Net realized gain distributions	488,479	—	103,217	1,676,358	1,753,305
Change in unrealized appreciation (depreciation)	(2,072,760)	—	(468,768)	(13,368,270)	(6,141,457)

Net increase (decrease) in net assets resulting from operations	(1,411,705)	314,697	(404,883)	(11,183,389)	(4,268,214)

Unit transactions:
Purchases	221,732	3,081,786	37,265	802,975	805,568
Net transfers	637,399	1,216,275	(240,320)	466,236	1,479,011
Surrenders for benefit payments and fees	(164,015)	(791,192)	—	(1,104,624)	(633,927)
Other transactions	—	(446)	—	(1)	(27)
Death benefits	(172,678)	(228,925)	—	(194,832)	(109,442)
Net loan activity	(13,135)	63,923	—	(45,331)	43,147
Cost of insurance and other fees	(250,122)	(1,689,517)	(37,079)	(1,014,329)	(753,330)

Net increase (decrease) in net assets resulting from unit transactions	259,181	1,651,904	(240,134)	(1,089,906)	831,000

Net increase (decrease) in net assets	(1,152,524)	1,966,601	(645,017)	(12,273,295)	(3,437,214)

Net assets:
Beginning of period	7,920,391	22,986,097	1,673,886	42,723,130	28,681,834
End of period	$6,767,867	$24,952,698	$1,028,869	$30,449,835	$25,244,620

The accompanying notes are an integral part of these financial statements.
SA-56

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,191	$4,545	$1,700	$—	$1,318,365
Net realized gain (loss) on security transactions	2,388	(786)	(20,597)	36,345	(9,653)
Net realized gain distributions	3,670	160	9,329	774,638	535,131
Change in unrealized appreciation (depreciation)	(135,706)	(21,402)	(21,768)	(1,553,392)	(3,409,800)

Net increase (decrease) in net assets resulting from operations	(125,457)	(17,483)	(31,336)	(742,409)	(1,565,957)

Unit transactions:
Purchases	—	—	20,572	37,022	908,044
Net transfers	(65)	(25,076)	53,420	14,106	710,663
Surrenders for benefit payments and fees	(170)	(1,225)	(2,174)	(12,229)	(209,792)
Other transactions	—	—	—	—	(2)
Death benefits	(3,040)	—	—	—	(135,166)
Net loan activity	(57)	(223)	—	1,018	(24,847)
Cost of insurance and other fees	(17,807)	(3,057)	(10,507)	(19,797)	(867,195)

Net increase (decrease) in net assets resulting from unit transactions	(21,139)	(29,581)	61,311	20,120	381,705

Net increase (decrease) in net assets	(146,596)	(47,064)	29,975	(722,289)	(1,184,252)

Net assets:
Beginning of period	516,095	172,539	166,431	2,003,061	28,109,897
End of period	$369,499	$125,475	$196,406	$1,280,772	$26,925,645

The accompanying notes are an integral part of these financial statements.
SA-57

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$251,376	$517,663	$33,836	$176,264	$—
Net realized gain (loss) on security transactions	(74,446)	(2,043)	30,818	(81,255)	(66,119)
Net realized gain distributions	1,503,225	3,126,223	539,868	3,326,319	815,040
Change in unrealized appreciation (depreciation)	(2,591,722)	(5,919,851)	(1,110,093)	(5,469,151)	(2,261,619)

Net increase (decrease) in net assets resulting from operations	(911,567)	(2,278,008)	(505,571)	(2,047,823)	(1,512,698)

Unit transactions:
Purchases	536,004	—	179,051	445,539	119,129
Net transfers	(358,537)	(403,066)	(41,164)	(1,006,647)	(179,196)
Surrenders for benefit payments and fees	(347,620)	(276,985)	(67,375)	(429,161)	(100,130)
Other transactions	(26)	58	—	—	—
Death benefits	(195,343)	(192,234)	(3,843)	(114,255)	(539)
Net loan activity	38,471	(33,065)	(18,435)	57,531	(9,867)
Cost of insurance and other fees	(511,787)	(674,553)	(87,683)	(459,340)	(69,715)

Net increase (decrease) in net assets resulting from unit transactions	(838,838)	(1,579,845)	(39,449)	(1,506,333)	(240,318)

Net increase (decrease) in net assets	(1,750,405)	(3,857,853)	(545,020)	(3,554,156)	(1,753,016)

Net assets:
Beginning of period	19,178,304	30,935,732	4,781,534	20,709,416	4,588,070
End of period	$17,427,899	$27,077,879	$4,236,514	$17,155,260	$2,835,054

The accompanying notes are an integral part of these financial statements.
SA-58

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$709,356	$1,728	$901,686	$1,517,660	$1,078,817
Net realized gain (loss) on security transactions	(156,220)	1,849	504,140	(501,870)	673,768
Net realized gain distributions	—	11,652	6,232,912	21,362,103	5,865,499
Change in unrealized appreciation (depreciation)	(2,409,715)	(42,356)	(15,299,296)	(51,207,226)	(31,477,193)

Net increase (decrease) in net assets resulting from operations	(1,856,579)	(27,127)	(7,660,558)	(28,829,333)	(23,859,109)

Unit transactions:
Purchases	710,248	—	944,506	3,693,988	2,355,616
Net transfers	(99,580)	166	(29,698)	(1,572,932)	(2,021,112)
Surrenders for benefit payments and fees	(487,743)	—	(659,500)	(1,983,516)	(1,743,052)
Other transactions	26	—	(1)	273	(1,063)
Death benefits	(171,800)	(2,495)	(2,000,767)	(2,253,251)	(881,409)
Net loan activity	24,829	—	(14,458)	(370,797)	(48,697)
Cost of insurance and other fees	(457,831)	(12,085)	(2,005,314)	(5,096,979)	(2,566,210)

Net increase (decrease) in net assets resulting from unit transactions	(481,851)	(14,414)	(3,765,232)	(7,583,214)	(4,905,927)

Net increase (decrease) in net assets	(2,338,430)	(41,541)	(11,425,790)	(36,412,547)	(28,765,036)

Net assets:
Beginning of period	17,947,012	174,931	58,288,834	189,871,456	127,286,801
End of period	$15,608,582	$133,390	$46,863,044	$153,458,909	$98,521,765

The accompanying notes are an integral part of these financial statements.
SA-59

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,027,842	$603,336	$514,983	$—	$—
Net realized gain (loss) on security transactions	1,133,486	146,527	(106,611)	(196,094)	(40,574)
Net realized gain distributions	12,628,279	6,334,993	8,371,066	4,220,175	92,452
Change in unrealized appreciation (depreciation)	(27,609,591)	(15,018,757)	(26,349,417)	(12,916,686)	(256,080)

Net increase (decrease) in net assets resulting from operations	(11,819,984)	(7,933,901)	(17,569,979)	(8,892,605)	(204,202)

Unit transactions:
Purchases	2,649,740	688,573	644,767	310,669	20,433
Net transfers	(2,568,923)	1,207,318	(307,752)	310,601	(151,513)
Surrenders for benefit payments and fees	(1,441,256)	(797,682)	(552,286)	(365,533)	(31,513)
Other transactions	(314)	(250)	58	(84)	—
Death benefits	(2,524,061)	(490,348)	(1,203,590)	(416,091)	—
Net loan activity	(264,673)	(28,562)	(78,752)	(33,951)	(200)
Cost of insurance and other fees	(3,921,070)	(996,719)	(1,723,675)	(739,122)	(4,683)

Net increase (decrease) in net assets resulting from unit transactions	(8,070,557)	(417,670)	(3,221,230)	(933,511)	(167,476)

Net increase (decrease) in net assets	(19,890,541)	(8,351,571)	(20,791,209)	(9,826,116)	(371,678)

Net assets:
Beginning of period	134,241,589	43,360,979	73,229,172	28,973,091	730,269
End of period	$114,351,048	$35,009,408	$52,437,963	$19,146,975	$358,591

The accompanying notes are an integral part of these financial statements.
SA-60

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$941,914	$2,923,373	$66,664	$—	$1,670
Net realized gain (loss) on security transactions	1,520,572	(709,429)	(66,570)	11,850	1,068
Net realized gain distributions	5,676,293	1,169,939	—	1,659,712	40,735
Change in unrealized appreciation (depreciation)	(11,506,131)	(19,020,587)	(57,198)	(4,162,986)	(50,351)

Net increase (decrease) in net assets resulting from operations	(3,367,352)	(15,636,704)	(57,104)	(2,491,424)	(6,878)

Unit transactions:
Purchases	1,007,707	3,843,518	2,415,159	100,577	—
Net transfers	(251,699)	73,048	(147,084)	(27,906)	(168)
Surrenders for benefit payments and fees	(276,474)	(1,948,639)	(758,372)	(33,185)	(2,184)
Other transactions	(146)	1,219	549	—	—
Death benefits	(2,074,412)	(753,420)	(111,448)	(37,785)	—
Net loan activity	(62,359)	(110,469)	(13,256)	—	—
Cost of insurance and other fees	(2,609,575)	(3,666,143)	(2,357,581)	(144,883)	(8,228)

Net increase (decrease) in net assets resulting from unit transactions	(4,266,958)	(2,560,886)	(972,033)	(143,182)	(10,580)

Net increase (decrease) in net assets	(7,634,310)	(18,197,590)	(1,029,137)	(2,634,606)	(17,458)

Net assets:
Beginning of period	64,575,847	110,525,836	29,949,221	8,071,552	239,040
End of period	$56,941,537	$92,328,246	$28,920,084	$5,436,946	$221,582

The accompanying notes are an integral part of these financial statements.
SA-61

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$305,338	$137,255	$8,559	$141	$590
Net realized gain (loss) on security transactions	(30,922)	262,621	1,218	32	1,463
Net realized gain distributions	142,276	312,977	145,455	1,063	3,978
Change in unrealized appreciation (depreciation)	(1,053,105)	(633,551)	(383,831)	(1,403)	(15,930)

Net increase (decrease) in net assets resulting from operations	(636,413)	79,302	(228,599)	(167)	(9,899)

Unit transactions:
Purchases	156,250	130,350	—	—	3,110
Net transfers	19,755	(105,174)	(1,592)	—	—
Surrenders for benefit payments and fees	(20,750)	(343,997)	—	—	—
Other transactions	(25)	—	—	—	—
Death benefits	(42,021)	(96,302)	—	—	—
Net loan activity	94,320	(78)	(105)	—	—
Cost of insurance and other fees	(118,043)	(296,153)	(36,630)	(100)	(5,272)

Net increase (decrease) in net assets resulting from unit transactions	89,486	(711,354)	(38,327)	(100)	(2,162)

Net increase (decrease) in net assets	(546,927)	(632,052)	(266,926)	(267)	(12,061)

Net assets:
Beginning of period	4,357,686	10,693,451	1,123,267	8,700	81,178
End of period	$3,810,759	$10,061,399	$856,341	$8,433	$69,117

The accompanying notes are an integral part of these financial statements.
SA-62

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. Eqv International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$25,012	$38,056	$205,265	$10,347	$—
Net realized gain (loss) on security transactions	(829)	15,748	68,795	(52,458)	13,094
Net realized gain distributions	—	278,980	1,309,329	618,115	1,833,828
Change in unrealized appreciation (depreciation)	(286,822)	(512,623)	(4,189,373)	(1,059,571)	(4,313,660)

Net increase (decrease) in net assets resulting from operations	(262,639)	(179,839)	(2,605,984)	(483,567)	(2,466,738)

Unit transactions:
Purchases	49,942	117,962	521,154	—	351,818
Net transfers	7,681	127,593	(458,058)	(5)	(115,336)
Surrenders for benefit payments and fees	(82,290)	(23,518)	(261,714)	(196,518)	(281,839)
Other transactions	—	—	51	—	—
Death benefits	(17,065)	(17,140)	(11,401)	(11,770)	(41,156)
Net loan activity	(259)	2,358	8,044	(77)	(13,493)
Cost of insurance and other fees	(21,152)	(92,628)	(280,436)	(79,812)	(215,876)

Net increase (decrease) in net assets resulting from unit transactions	(63,143)	114,627	(482,360)	(288,182)	(315,882)

Net increase (decrease) in net assets	(325,782)	(65,212)	(3,088,344)	(771,749)	(2,782,620)

Net assets:
Beginning of period	1,098,345	2,936,509	14,545,598	3,431,999	12,161,941
End of period	$772,563	$2,871,297	$11,457,254	$2,660,250	$9,379,321

The accompanying notes are an integral part of these financial statements.
SA-63

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$562,056	$38,748	$13,517	$71,402	$—
Net realized gain (loss) on security transactions	(74,074)	47,704	2,564	31,213	(37,471)
Net realized gain distributions	34,861	644,370	162,122	433,406	426,534
Change in unrealized appreciation (depreciation)	(2,336,925)	(1,483,446)	(342,794)	(1,054,548)	(1,883,585)

Net increase (decrease) in net assets resulting from operations	(1,814,082)	(752,624)	(164,591)	(518,527)	(1,494,522)

Unit transactions:
Purchases	382,792	62,081	53,565	139,210	182,004
Net transfers	(289,989)	(77,405)	(9,073)	821,501	(14,127)
Surrenders for benefit payments and fees	(135,201)	(75,921)	(9,697)	(81,160)	(47,644)
Other transactions	—	—	—	—	—
Death benefits	(50,081)	(47,047)	(3,340)	(1,886)	—
Net loan activity	123,437	107,444	(10,314)	4,608	(917)
Cost of insurance and other fees	(342,590)	(394,254)	(13,417)	(148,889)	(69,263)

Net increase (decrease) in net assets resulting from unit transactions	(311,632)	(425,102)	7,724	733,384	50,053

Net increase (decrease) in net assets	(2,125,714)	(1,177,726)	(156,867)	214,857	(1,444,469)

Net assets:
Beginning of period	14,174,150	5,557,943	1,370,415	5,091,343	4,668,111
End of period	$12,048,436	$4,380,217	$1,213,548	$5,306,200	$3,223,642

The accompanying notes are an integral part of these financial statements.
SA-64

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$43,977	$—	$768,441	$271,876	$510,978
Net realized gain (loss) on security transactions	37,543	(70,482)	(107,393)	37,780	456,787
Net realized gain distributions	842,979	853,237	323,846	1,359,844	2,177,793
Change in unrealized appreciation (depreciation)	(2,153,408)	(1,936,330)	(5,304,539)	(3,317,342)	(5,514,542)

Net increase (decrease) in net assets resulting from operations	(1,228,909)	(1,153,575)	(4,319,645)	(1,647,842)	(2,368,984)

Unit transactions:
Purchases	120,939	27,966	1,245,842	373,270	1,148,680
Net transfers	63,958	(185,240)	(142,068)	567,793	(255,185)
Surrenders for benefit payments and fees	(15,338)	(23,213)	(689,363)	(55,756)	(1,007,439)
Other transactions	—	—	94	—	(26)
Death benefits	(47,390)	(8,246)	(191,858)	(219,358)	(84,587)
Net loan activity	(891)	(7,882)	(12,245)	(30,972)	102,895
Cost of insurance and other fees	(171,119)	(82,000)	(900,832)	(650,799)	(819,373)

Net increase (decrease) in net assets resulting from unit transactions	(49,841)	(278,615)	(690,430)	(15,822)	(915,035)

Net increase (decrease) in net assets	(1,278,750)	(1,432,190)	(5,010,075)	(1,663,664)	(3,284,019)

Net assets:
Beginning of period	7,462,261	3,943,721	31,295,265	16,816,881	40,025,114
End of period	$6,183,511	$2,511,531	$26,285,190	$15,153,217	$36,741,095

The accompanying notes are an integral part of these financial statements.
SA-65

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—	$28,114	$14,599	$—
Net realized gain (loss) on security transactions	48,370	5,747	5,521	81,969	(37,423)
Net realized gain distributions	1,102,396	698,743	977,039	684,015	482,699
Change in unrealized appreciation (depreciation)	(2,432,332)	(2,444,611)	(1,624,244)	(1,802,337)	(1,351,675)

Net increase (decrease) in net assets resulting from operations	(1,281,566)	(1,740,121)	(613,570)	(1,021,754)	(906,399)

Unit transactions:
Purchases	—	52,087	26,642	105,928	—
Net transfers	1,399	(75,269)	(59,976)	32,066	(183,392)
Surrenders for benefit payments and fees	(187,354)	(77,605)	(32,882)	(54,968)	(14,952)
Other transactions	—	—	—	—	—
Death benefits	(60,550)	(26,416)	(9,050)	(8,256)	—
Net loan activity	—	(21,729)	(298)	10,587	(6,724)
Cost of insurance and other fees	(83,948)	(96,917)	(42,009)	(112,175)	(75,223)

Net increase (decrease) in net assets resulting from unit transactions	(330,453)	(245,849)	(117,573)	(26,818)	(280,291)

Net increase (decrease) in net assets	(1,612,019)	(1,985,970)	(731,143)	(1,048,572)	(1,186,690)

Net assets:
Beginning of period	4,251,077	5,506,778	3,056,099	6,526,972	3,241,130
End of period	$2,639,058	$3,520,808	$2,324,956	$5,478,400	$2,054,440

The accompanying notes are an integral part of these financial statements.
SA-66

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$91,383	$252,038	$3,016	$101,048	$6,710
Net realized gain (loss) on security transactions	(120,290)	179,433	(4,262)	(56,552)	18,317
Net realized gain distributions	27,645	1,261,202	17,166	1,935,664	92,991
Change in unrealized appreciation (depreciation)	(25,625)	(2,159,961)	(47,758)	(3,033,772)	(173,096)

Net increase (decrease) in net assets resulting from operations	(26,887)	(467,288)	(31,838)	(1,053,612)	(55,078)

Unit transactions:
Purchases	—	—	—	70,336	—
Net transfers	—	(8,542)	701	2,385	(426)
Surrenders for benefit payments and fees	—	(116,274)	—	(7,735)	(19,798)
Other transactions	—	—	—	—	—
Death benefits	—	(369,240)	(27,340)	(14,650)	(2,010)
Net loan activity	—	(24,829)	(11,957)	(22,310)	(888)
Cost of insurance and other fees	(244,360)	(543,190)	(12,716)	(197,221)	(41,086)

Net increase (decrease) in net assets resulting from unit transactions	(244,360)	(1,062,075)	(51,312)	(169,195)	(64,208)

Net increase (decrease) in net assets	(271,247)	(1,529,363)	(83,150)	(1,222,807)	(119,286)

Net assets:
Beginning of period	1,400,448	16,084,126	214,780	5,896,545	1,190,449
End of period	$1,129,201	$14,554,763	$131,630	$4,673,738	$1,071,163

The accompanying notes are an integral part of these financial statements.
SA-67

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$307,529	$350,811	$130,515	$—	$24,338
Net realized gain (loss) on security transactions	(173,490)	(148,530)	(79,794)	484	(68,431)
Net realized gain distributions	11,019	—	782,100	25,274	38,200
Change in unrealized appreciation (depreciation)	(865,148)	(1,092,803)	(2,100,154)	(104,148)	(99,633)

Net increase (decrease) in net assets resulting from operations	(720,090)	(890,522)	(1,267,333)	(78,390)	(105,526)

Unit transactions:
Purchases	111,842	138,048	125,903	—	—
Net transfers	(65,554)	(146,122)	23,550	—	—
Surrenders for benefit payments and fees	(59,994)	—	(134,913)	—	(10,744)
Other transactions	—	—	—	—	—
Death benefits	(183,920)	(24,147)	(20,575)	—	(73,923)
Net loan activity	(21,158)	(7,515)	(10,716)	(324)	—
Cost of insurance and other fees	(188,667)	(305,900)	(360,666)	(8,555)	(163,734)

Net increase (decrease) in net assets resulting from unit transactions	(407,451)	(345,636)	(377,417)	(8,879)	(248,401)

Net increase (decrease) in net assets	(1,127,541)	(1,236,158)	(1,644,750)	(87,269)	(353,927)

Net assets:
Beginning of period	6,482,092	6,807,296	8,625,536	288,902	1,258,709
End of period	$5,354,551	$5,571,138	$6,980,786	$201,633	$904,782

The accompanying notes are an integral part of these financial statements.
SA-68

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$9,545	$486	$125,990	$2,756	$73,306
Net realized gain (loss) on security transactions	6,720	—	107,773	(53,424)	(8,142)
Net realized gain distributions	154,366	—	2,241,212	226,139	187,185
Change in unrealized appreciation (depreciation)	(276,976)	—	(6,777,944)	(423,832)	(908,585)

Net increase (decrease) in net assets resulting from operations	(106,345)	486	(4,302,969)	(248,361)	(656,236)

Unit transactions:
Purchases	—	—	154,851	34,130	145,366
Net transfers	—	—	(53,968)	(39,377)	28,997
Surrenders for benefit payments and fees	(5,834)	—	(139,581)	—	(75,992)
Other transactions	—	—	—	—	—
Death benefits	—	—	(474,484)	—	(15,073)
Net loan activity	(17)	—	(36,287)	144	(4,339)
Cost of insurance and other fees	(30,211)	(878)	(496,505)	(68,659)	(60,239)

Net increase (decrease) in net assets resulting from unit transactions	(36,062)	(878)	(1,045,974)	(73,762)	18,720

Net increase (decrease) in net assets	(142,407)	(392)	(5,348,943)	(322,123)	(637,516)

Net assets:
Beginning of period	694,730	38,312	19,291,473	1,941,344	3,057,172
End of period	$552,323	$37,920	$13,942,530	$1,619,221	$2,419,656

The accompanying notes are an integral part of these financial statements.
SA-69

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$192,937	$—	$10,882	$9,707	$2,011
Net realized gain (loss) on security transactions	(90,747)	(257,338)	(110,363)	(1,381)	(405)
Net realized gain distributions	—	—	—	4,334	—
Change in unrealized appreciation (depreciation)	(661,360)	(640,673)	(803,876)	(51,866)	(7,681)

Net increase (decrease) in net assets resulting from operations	(559,170)	(898,011)	(903,357)	(39,206)	(6,075)

Unit transactions:
Purchases	118,868	880,691	235,823	3,612	—
Net transfers	(496,147)	(45,041)	(390,081)	—	—
Surrenders for benefit payments and fees	(91,599)	(380,851)	(55,346)	—	—
Other transactions	26	80	—	—	—
Death benefits	(4,965)	(50,554)	(57,734)	—	—
Net loan activity	(8,748)	93,355	(1,120)	—	—
Cost of insurance and other fees	(176,367)	(560,846)	(193,656)	(7,308)	(990)

Net increase (decrease) in net assets resulting from unit transactions	(658,932)	(63,166)	(462,114)	(3,696)	(990)

Net increase (decrease) in net assets	(1,218,102)	(961,177)	(1,365,471)	(42,902)	(7,065)

Net assets:
Beginning of period	7,239,606	18,425,801	7,645,690	276,897	32,517
End of period	$6,021,504	$17,464,624	$6,280,219	$233,995	$25,452

The accompanying notes are an integral part of these financial statements.
SA-70

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$105	$—	$1,206	$—	$1,303,600
Net realized gain (loss) on security transactions	(62)	(1,294,589)	—	352,098	813,483
Net realized gain distributions	2,537	2,159,955	—	3,260,716	3,992,651
Change in unrealized appreciation (depreciation)	(10,314)	(6,491,699)	—	(11,032,228)	(24,563,186)

Net increase (decrease) in net assets resulting from operations	(7,734)	(5,626,333)	1,206	(7,419,414)	(18,453,452)

Unit transactions:
Purchases	—	121,922	6,722	286,435	909,099
Net transfers	—	(576,054)	(2,180)	(79,758)	2,240,863
Surrenders for benefit payments and fees	—	(72,929)	(10,351)	(188,248)	(2,053,459)
Other transactions	—	—	—	—	3
Death benefits	—	(10,000)	—	(801,784)	(678,421)
Net loan activity	—	(1,824)	—	(84,601)	(36,353)
Cost of insurance and other fees	(895)	(95,652)	(4,282)	(959,858)	(2,907,791)

Net increase (decrease) in net assets resulting from unit transactions	(895)	(634,537)	(10,091)	(1,827,814)	(2,526,059)

Net increase (decrease) in net assets	(8,629)	(6,260,870)	(8,885)	(9,247,228)	(20,979,511)

Net assets:
Beginning of period	30,993	9,193,689	93,960	25,132,605	102,861,805
End of period	$22,364	$2,932,819	$85,075	$15,885,377	$81,882,294

The accompanying notes are an integral part of these financial statements.
SA-71

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$44,785	$35,377	$250,611	$143,542	$808
Net realized gain (loss) on security transactions	2,383	25,691	(53,963)	181,002	(15)
Net realized gain distributions	89,466	1,433,063	79,140	831,613	5,600
Change in unrealized appreciation (depreciation)	(279,005)	(1,708,302)	(372,002)	(1,478,170)	(17,612)

Net increase (decrease) in net assets resulting from operations	(142,371)	(214,171)	(96,214)	(322,013)	(11,219)

Unit transactions:
Purchases	58,947	135,900	165,316	204,233	1,135
Net transfers	24,361	276,157	512,684	992,971	—
Surrenders for benefit payments and fees	—	(39,678)	(143,679)	(16,022)	—
Other transactions	—	25	—	—	—
Death benefits	—	(89,802)	(21,667)	(109,010)	—
Net loan activity	—	(6,155)	47,902	(14,234)	—
Cost of insurance and other fees	(77,279)	(177,809)	(139,744)	(287,668)	(3,042)

Net increase (decrease) in net assets resulting from unit transactions	6,029	98,638	420,812	770,270	(1,907)

Net increase (decrease) in net assets	(136,342)	(115,533)	324,598	448,257	(13,126)

Net assets:
Beginning of period	2,700,534	7,872,490	3,937,046	10,178,550	70,430
End of period	$2,564,192	$7,756,957	$4,261,644	$10,626,807	$57,304

The accompanying notes are an integral part of these financial statements.
SA-72

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$831	$119,873	$70,915	$22,592	$2,576
Net realized gain (loss) on security transactions	32	(37,409)	(28,548)	(10,804)	1,087
Net realized gain distributions	18,867	4,547	—	161,719	4,493
Change in unrealized appreciation (depreciation)	(30,005)	(384,136)	(234,550)	(427,202)	(14,549)

Net increase (decrease) in net assets resulting from operations	(10,275)	(297,125)	(192,183)	(253,695)	(6,393)

Unit transactions:
Purchases	277	47,237	11,808	14,567	17,613
Net transfers	—	(29,676)	(36,129)	44,171	58,118
Surrenders for benefit payments and fees	—	(84,116)	(10,990)	(123)	(6,408)
Other transactions	—	—	—	—	—
Death benefits	—	(3,394)	—	—	—
Net loan activity	—	(18,416)	(14,005)	(1,116)	—
Cost of insurance and other fees	(534)	(78,270)	(46,573)	(35,137)	(5,432)

Net increase (decrease) in net assets resulting from unit transactions	(257)	(166,635)	(95,889)	22,362	63,891

Net increase (decrease) in net assets	(10,532)	(463,760)	(288,072)	(231,333)	57,498

Net assets:
Beginning of period	56,488	2,578,917	1,418,558	1,714,397	146,540
End of period	$45,956	$2,115,157	$1,130,486	$1,483,064	$204,038

The accompanying notes are an integral part of these financial statements.
SA-73

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

	Putnam VT Multi-Cap Core Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Growth Opportunities Fund (Class IB)	AB VPS Growth and Income Portfolio (Class B)	Invesco V.I. High Yield Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$6,221	$4,522	$—	$558	$—
Net realized gain (loss) on security transactions	(104,084)	6,231	49,499	2,054	(2,228)
Net realized gain distributions	164,625	125,823	453,843	8,275	—
Change in unrealized appreciation (depreciation)	(172,525)	(377,071)	(1,538,802)	(12,531)	(893)

Net increase (decrease) in net assets resulting from operations	(105,763)	(240,495)	(1,035,460)	(1,644)	(3,121)

Unit transactions:
Purchases	27,901	2,925	160,998	761	—
Net transfers	56,527	(83,819)	(240,552)	(2,159)	(1,323)
Surrenders for benefit payments and fees	(7,997)	—	(46,060)	—	(19,130)
Other transactions	—	—	—	—	—
Death benefits	—	—	(45,875)	—	—
Net loan activity	110	—	(786)	—	—
Cost of insurance and other fees	(15,243)	(14,528)	(146,131)	(1,069)	(351)

Net increase (decrease) in net assets resulting from unit transactions	61,298	(95,422)	(318,406)	(2,467)	(20,804)

Net increase (decrease) in net assets	(44,465)	(335,917)	(1,353,866)	(4,111)	(23,925)

Net assets:
Beginning of period	480,675	1,100,855	3,589,538	57,169	23,925
End of period	$436,210	$764,938	$2,235,672	$53,058	$—

The accompanying notes are an integral part of these financial statements.
SA-74

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2022

Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Sub-Account
Operations:
Net investment income (loss)	$—
Net realized gain (loss) on security transactions	(31,778)
Net realized gain distributions	1,346,251
Change in unrealized appreciation (depreciation)	(3,368,605)

Net increase (decrease) in net assets resulting from operations	(2,054,132)

Unit transactions:
Purchases	—
Net transfers	(184,783)
Surrenders for benefit payments and fees	(21,318)
Other transactions	26
Death benefits	(24,013)
Net loan activity	(1,660)
Cost of insurance and other fees	(123,198)

Net increase (decrease) in net assets resulting from unit transactions	(354,946)

Net increase (decrease) in net assets	(2,409,078)

Net assets:
Beginning of period	6,668,837
End of period	$4,259,759

The accompanying notes are an integral part of these financial statements.
SA-75

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	AB VPS Balanced Hedged Allocation (Class B)	AB VPS Sustainable International Thematic Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3,509	$—	$65,164	$84,130	$1,123,771
Net realized gain (loss) on security transactions	27,591	10,293	(25,774)	304,015	900,862
Net realized gain distributions	30,504	103,723	—	—	2,314,919
Change in unrealized appreciation (depreciation)	95,302	(29,909)	365,059	3,532,150	5,554,207

Net increase (decrease) in net assets resulting from operations	156,906	84,107	404,449	3,920,295	9,893,759

Unit transactions:
Purchases	49,601	—	—	396,714	1,230,430
Net transfers	(442,640)	(404)	(196,106)	450,358	3,823,538
Surrenders for benefit payments and fees	(18,765)	(2,697)	(31,452)	(757,205)	(1,094,664)
Other transactions	—	—	—	—	(53)
Death benefits	—	(14,830)	(15,681)	(144,495)	(633,261)
Net loan activity	256	—	(886)	28,554	50,929
Cost of insurance and other fees	(27,049)	(17,072)	(103,362)	(346,537)	(1,919,508)

Net increase (decrease) in net assets resulting from unit transactions	(438,597)	(35,003)	(347,487)	(372,611)	1,457,411

Net increase (decrease) in net assets	(281,691)	49,104	56,962	3,547,684	11,351,170

Net assets:
Beginning of period	1,224,327	1,061,321	3,787,090	11,002,791	65,174,435
End of period	$942,636	$1,110,425	$3,844,052	$14,550,475	$76,525,605

The accompanying notes are an integral part of these financial statements.
SA-76

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	American Funds IS Washington Mutual Investors Fund℠ (Class 2)	American Funds IS The Bond Fund of America® (Class 2)	American Funds IS Capital World Bond Fund® (Class 2)	American Funds IS Capital World Growth and Income Fund® (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$608,046	$685,743	$48,996	$157,151	$176,084
Net realized gain (loss) on security transactions	540,563	73,995	10,498	113,652	1,506,224
Net realized gain distributions	—	1,966,903	74,707	214,032	2,529,096
Change in unrealized appreciation (depreciation)	8,967,177	(2,852,356)	(280,358)	835,450	3,676,306

Net increase (decrease) in net assets resulting from operations	10,115,786	(125,715)	(146,157)	1,320,285	7,887,710

Unit transactions:
Purchases	648,925	1,692,029	145,725	367,598	728,840
Net transfers	(299,652)	2,805,760	(35,050)	(55,388)	426,970
Surrenders for benefit payments and fees	(235,492)	(880,713)	(106,059)	(141,320)	(730,165)
Other transactions	54	32	—	(25)	271
Death benefits	(854,634)	(627,910)	(5,201)	(142,592)	(1,116,451)
Net loan activity	66,388	249,908	30,067	6,948	41,630
Cost of insurance and other fees	(872,963)	(1,146,749)	(59,820)	(176,905)	(1,124,253)

Net increase (decrease) in net assets resulting from unit transactions	(1,547,374)	2,092,357	(30,338)	(141,684)	(1,773,158)

Net increase (decrease) in net assets	8,568,412	1,966,642	(176,495)	1,178,601	6,114,552

Net assets:
Beginning of period	37,110,881	47,310,309	2,949,002	8,984,054	48,582,942
End of period	$45,679,293	$49,276,951	$2,772,507	$10,162,655	$54,697,494

The accompanying notes are an integral part of these financial statements.
SA-77

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$531,643	$1,707,361	$1,550,704	$207,808
Net realized gain (loss) on security transactions	729,188	7,661,748	3,500,474	1,448,114	831,983
Net realized gain distributions	685,256	30,975,458	1,472,793	—	805,573
Change in unrealized appreciation (depreciation)	549,474	8,922,461	25,745,173	(3,853,346)	(645,564)

Net increase (decrease) in net assets resulting from operations	1,963,918	48,091,310	32,425,801	(854,528)	1,199,800

Unit transactions:
Purchases	543,654	3,413,072	2,290,067	1,801,975	553,075
Net transfers	(45,131)	(5,713,047)	(3,531,954)	(3,055,505)	(364,511)
Surrenders for benefit payments and fees	(597,616)	(4,571,921)	(1,603,683)	(1,561,280)	(911,212)
Other transactions	(93)	(489)	(781)	(9)	25
Death benefits	(248,830)	(3,362,648)	(2,655,151)	(714,554)	(305,279)
Net loan activity	30,317	93,911	85,131	(4,571)	(16,241)
Cost of insurance and other fees	(826,614)	(5,032,552)	(3,483,698)	(1,368,700)	(566,154)

Net increase (decrease) in net assets resulting from unit transactions	(1,144,313)	(15,173,674)	(8,900,069)	(4,902,644)	(1,610,297)

Net increase (decrease) in net assets	819,605	32,917,636	23,525,732	(5,757,172)	(410,497)

Net assets:
Beginning of period	28,975,746	224,134,103	138,052,453	66,611,695	24,355,884
End of period	$29,795,351	$257,051,739	$161,578,185	$60,854,523	$23,945,387

The accompanying notes are an integral part of these financial statements.
SA-78

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$9,456	$630	$397,516	$87,062	$38,785
Net realized gain (loss) on security transactions	6,843	2,674	430,070	16,799	63,332
Net realized gain distributions	3,229	47,036	2,334,078	225,990	178,997
Change in unrealized appreciation (depreciation)	37,715	59,177	1,531,333	80,828	36,371

Net increase (decrease) in net assets resulting from operations	57,243	109,517	4,692,997	410,679	317,485

Unit transactions:
Purchases	—	399	290,685	59,843	101,467
Net transfers	—	(728)	(336,775)	5,668,250	1,660,297
Surrenders for benefit payments and fees	(3,272)	—	(570,758)	—	(299,995)
Other transactions	—	—	(133)	—	—
Death benefits	(79,194)	—	(680,561)	—	(18,854)
Net loan activity	(1)	—	7,424	—	2
Cost of insurance and other fees	(21,216)	(4,181)	(684,958)	(182,111)	(169,166)

Net increase (decrease) in net assets resulting from unit transactions	(103,683)	(4,510)	(1,975,076)	5,545,982	1,273,751

Net increase (decrease) in net assets	(46,440)	105,007	2,717,921	5,956,661	1,591,236

Net assets:
Beginning of period	639,232	451,988	19,362,697	4,929,276	2,968,409
End of period	$592,792	$556,995	$22,080,618	$10,885,937	$4,559,645

The accompanying notes are an integral part of these financial statements.
SA-79

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$66,176	$2,042	$—	$10,691	$97,696
Net realized gain (loss) on security transactions	103,592	—	32,254	1,465,713	924,123
Net realized gain distributions	311,357	—	314,479	4,982,225	4,463,866
Change in unrealized appreciation (depreciation)	369,281	—	(43,820)	3,123,666	634,140

Net increase (decrease) in net assets resulting from operations	850,406	2,042	302,913	9,582,295	6,119,825

Unit transactions:
Purchases	216,551	3,087,354	34,617	878,253	825,420
Net transfers	384,650	4,535,195	72,510	(707,632)	(752,649)
Surrenders for benefit payments and fees	(237,108)	(3,005,732)	—	(1,805,108)	(959,150)
Other transactions	—	(998)	—	27	(53)
Death benefits	—	(297,769)	—	(335,277)	(721,494)
Net loan activity	(45,528)	285,201	(17,898)	(124,768)	51,379
Cost of insurance and other fees	(180,036)	(1,562,379)	(33,768)	(941,921)	(687,270)

Net increase (decrease) in net assets resulting from unit transactions	138,529	3,040,872	55,461	(3,036,426)	(2,243,817)

Net increase (decrease) in net assets	988,935	3,042,914	358,374	6,545,869	3,876,008

Net assets:
Beginning of period	6,931,456	19,943,183	1,315,512	36,177,261	24,805,826
End of period	$7,920,391	$22,986,097	$1,673,886	$42,723,130	$28,681,834

The accompanying notes are an integral part of these financial statements.
SA-80

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,572	$4,182	$1,882	$—	$1,255,742
Net realized gain (loss) on security transactions	5,797	342	12,188	194,770	96,537
Net realized gain distributions	36,304	2,715	13,125	117,924	—
Change in unrealized appreciation (depreciation)	42,054	(1,156)	(4,257)	(44,730)	2,780,539

Net increase (decrease) in net assets resulting from operations	86,727	6,083	22,938	267,964	4,132,818

Unit transactions:
Purchases	—	—	5,034	73,245	923,292
Net transfers	(97)	(1,222)	110,824	(295,053)	(352,301)
Surrenders for benefit payments and fees	(1,201)	(3,233)	(6,133)	(57,063)	(669,652)
Other transactions	—	—	—	—	54
Death benefits	—	(217)	—	(1,353)	(284,417)
Net loan activity	(2)	(41)	(26,692)	183	(58,087)
Cost of insurance and other fees	(17,824)	(4,164)	(1,846)	(35,877)	(779,440)

Net increase (decrease) in net assets resulting from unit transactions	(19,124)	(8,877)	81,187	(315,918)	(1,220,551)

Net increase (decrease) in net assets	67,603	(2,794)	104,125	(47,954)	2,912,267

Net assets:
Beginning of period	448,492	175,333	62,306	2,051,015	25,197,630
End of period	$516,095	$172,539	$166,431	$2,003,061	$28,109,897

The accompanying notes are an integral part of these financial statements.
SA-81

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$497,530	$884,252	$39,192	$204,548	$—
Net realized gain (loss) on security transactions	(19,872)	173,417	143,716	146,547	227,340
Net realized gain distributions	—	—	147,607	541,624	547,273
Change in unrealized appreciation (depreciation)	2,663,394	4,212,049	739,387	3,403,795	(345,942)

Net increase (decrease) in net assets resulting from operations	3,141,052	5,269,718	1,069,902	4,296,514	428,671

Unit transactions:
Purchases	599,172	—	206,863	540,603	165,245
Net transfers	(133,984)	(485,511)	(201,530)	(67,864)	(626,344)
Surrenders for benefit payments and fees	(570,423)	(998,461)	(298,267)	(451,406)	(78,098)
Other transactions	(78)	(26)	—	—	25
Death benefits	(75,116)	(250,071)	(11,952)	(238,832)	—
Net loan activity	15,684	(61,165)	18,596	(14,309)	(36,754)
Cost of insurance and other fees	(447,756)	(667,853)	(86,343)	(438,954)	(93,001)

Net increase (decrease) in net assets resulting from unit transactions	(612,501)	(2,463,087)	(372,633)	(670,762)	(668,927)

Net increase (decrease) in net assets	2,528,551	2,806,631	697,269	3,625,752	(240,256)

Net assets:
Beginning of period	16,649,753	28,129,101	4,084,265	17,083,664	4,828,326
End of period	$19,178,304	$30,935,732	$4,781,534	$20,709,416	$4,588,070

The accompanying notes are an integral part of these financial statements.
SA-82

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$608,075	$1,743	$564,323	$874,270	$681,841
Net realized gain (loss) on security transactions	(87,097)	2,750	883,771	1,761,573	2,109,126
Net realized gain distributions	—	9,634	2,955,770	16,266,102	5,044,306
Change in unrealized appreciation (depreciation)	(122,118)	8,445	5,375,314	6,380,823	19,051,917

Net increase (decrease) in net assets resulting from operations	398,860	22,572	9,779,178	25,282,768	26,887,190

Unit transactions:
Purchases	819,816	—	1,054,669	3,959,366	2,637,403
Net transfers	817,610	—	137,429	(3,665,186)	(2,508,116)
Surrenders for benefit payments and fees	(773,238)	—	(832,830)	(3,703,463)	(3,481,520)
Other transactions	(54)	—	4	(341)	(63)
Death benefits	(282,545)	—	(1,252,505)	(1,849,315)	(1,814,596)
Net loan activity	267,607	—	47,404	(519,436)	42,433
Cost of insurance and other fees	(455,550)	(9,998)	(1,959,677)	(4,993,727)	(2,526,760)

Net increase (decrease) in net assets resulting from unit transactions	393,646	(9,998)	(2,805,506)	(10,772,102)	(7,651,219)

Net increase (decrease) in net assets	792,506	12,574	6,973,672	14,510,666	19,235,971

Net assets:
Beginning of period	17,154,506	162,357	51,315,162	175,360,790	108,050,830
End of period	$17,947,012	$174,931	$58,288,834	$189,871,456	$127,286,801

The accompanying notes are an integral part of these financial statements.
SA-83

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,610,575	$437,334	$—	$—	$—
Net realized gain (loss) on security transactions	1,980,734	1,229,712	1,517,163	1,414,848	2,384
Net realized gain distributions	6,074,753	—	11,631,805	3,779,518	58,465
Change in unrealized appreciation (depreciation)	24,181,347	1,550,271	(6,231,656)	(4,642,420)	(33,057)

Net increase (decrease) in net assets resulting from operations	33,847,409	3,217,317	6,917,312	551,946	27,792

Unit transactions:
Purchases	2,797,927	728,764	652,944	329,348	21,767
Net transfers	(4,984,754)	2,553,468	(1,876,396)	(3,098,248)	1,149
Surrenders for benefit payments and fees	(2,193,142)	(2,223,976)	(693,445)	(745,307)	(1,992)
Other transactions	76	(119)	(372)	131	—
Death benefits	(1,274,641)	(741,222)	(686,014)	(142,034)	—
Net loan activity	(582,836)	(8,988)	79,849	(70,130)	—
Cost of insurance and other fees	(3,503,523)	(961,753)	(1,750,662)	(835,486)	(5,468)

Net increase (decrease) in net assets resulting from unit transactions	(9,740,893)	(653,826)	(4,274,096)	(4,561,726)	15,456

Net increase (decrease) in net assets	24,106,516	2,563,491	2,643,216	(4,009,780)	43,248

Net assets:
Beginning of period	110,135,073	40,797,488	70,585,956	32,982,871	687,021
End of period	$134,241,589	$43,360,979	$73,229,172	$28,973,091	$730,269

The accompanying notes are an integral part of these financial statements.
SA-84

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$727,581	$2,713,113	$206,460	$—	$1,002
Net realized gain (loss) on security transactions	2,638,316	54,149	(38,437)	215,471	1,053
Net realized gain distributions	2,229,686	2,769,928	—	929,545	—
Change in unrealized appreciation (depreciation)	8,062,132	(6,515,066)	(222,806)	(256,232)	51,256

Net increase (decrease) in net assets resulting from operations	13,657,715	(977,876)	(54,783)	888,784	53,311

Unit transactions:
Purchases	1,082,403	4,150,907	2,542,590	104,448	—
Net transfers	(838,257)	7,137,307	(347,348)	(400,547)	(431)
Surrenders for benefit payments and fees	(1,824,784)	(3,768,867)	(1,219,937)	—	—
Other transactions	135	1,035	(56)	26	—
Death benefits	(2,100,524)	(1,400,659)	(371,569)	(11,919)	—
Net loan activity	(71,682)	(191,637)	1,298,318	(2)	—
Cost of insurance and other fees	(2,459,790)	(3,490,136)	(2,489,116)	(148,220)	(6,575)

Net increase (decrease) in net assets resulting from unit transactions	(6,212,499)	2,437,950	(587,118)	(456,214)	(7,006)

Net increase (decrease) in net assets	7,445,216	1,460,074	(641,901)	432,570	46,305

Net assets:
Beginning of period	57,130,631	109,065,762	30,591,122	7,638,982	192,735
End of period	$64,575,847	$110,525,836	$29,949,221	$8,071,552	$239,040

The accompanying notes are an integral part of these financial statements.
SA-85

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$136,068	$162,420	$6,915	$163	$797
Net realized gain (loss) on security transactions	6,214	206,742	8,699	30	1,431
Net realized gain distributions	135,536	—	23,686	33	—
Change in unrealized appreciation (depreciation)	121,388	2,399,511	212,931	1,146	16,399

Net increase (decrease) in net assets resulting from operations	399,206	2,768,673	252,231	1,372	18,627

Unit transactions:
Purchases	152,098	150,015	—	—	3,110
Net transfers	(186,761)	(294,664)	—	—	—
Surrenders for benefit payments and fees	(148,486)	(69,467)	(22,741)	—	—
Other transactions	—	(26)	—	—	—
Death benefits	(10,035)	(229,606)	—	—	—
Net loan activity	38,719	3,047	(11,454)	—	—
Cost of insurance and other fees	(102,423)	(236,789)	(31,406)	(89)	(4,501)

Net increase (decrease) in net assets resulting from unit transactions	(256,888)	(677,490)	(65,601)	(89)	(1,391)

Net increase (decrease) in net assets	142,318	2,091,183	186,630	1,283	17,236

Net assets:
Beginning of period	4,215,368	8,602,268	936,637	7,417	63,942
End of period	$4,357,686	$10,693,451	$1,123,267	$8,700	$81,178

The accompanying notes are an integral part of these financial statements.
SA-86

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. Eqv International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$28,347	$38,245	$186,135	$14,594	$19,640
Net realized gain (loss) on security transactions	11,185	54,180	373,355	(826)	310,839
Net realized gain distributions	—	—	983,006	—	621,623
Change in unrealized appreciation (depreciation)	206,867	591,694	(698,242)	654,898	1,181,032

Net increase (decrease) in net assets resulting from operations	246,399	684,119	844,254	668,666	2,133,134

Unit transactions:
Purchases	63,404	112,780	594,755	—	407,171
Net transfers	(92,529)	(80,543)	(480,683)	(819)	381,071
Surrenders for benefit payments and fees	(133,834)	(146,079)	(565,853)	(11,085)	(630,593)
Other transactions	—	25	25	—	—
Death benefits	(2,045)	(15,022)	(180,283)	(92,511)	(285,888)
Net loan activity	16,766	(17,987)	106,249	(71)	(5,823)
Cost of insurance and other fees	(22,117)	(73,990)	(307,327)	(73,070)	(223,380)

Net increase (decrease) in net assets resulting from unit transactions	(170,355)	(220,816)	(833,117)	(177,556)	(357,442)

Net increase (decrease) in net assets	76,044	463,303	11,137	491,110	1,775,692

Net assets:
Beginning of period	1,022,301	2,473,206	14,534,461	2,940,889	10,386,249
End of period	$1,098,345	$2,936,509	$14,545,598	$3,431,999	$12,161,941

The accompanying notes are an integral part of these financial statements.
SA-87

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$428,859	$33,468	$10,755	$49,573	$—
Net realized gain (loss) on security transactions	54,875	67,759	32,895	142,527	226,930
Net realized gain distributions	226,888	466,146	55,556	508,368	607,571
Change in unrealized appreciation (depreciation)	(290,776)	493,862	218,209	505,341	83,803

Net increase (decrease) in net assets resulting from operations	419,846	1,061,235	317,415	1,205,809	918,304

Unit transactions:
Purchases	428,584	81,776	62,767	123,904	192,461
Net transfers	1,550,182	430,373	(88,438)	(282,240)	(285,195)
Surrenders for benefit payments and fees	(435,029)	(1,084)	(113,328)	(55,717)	(71,086)
Other transactions	(25)	—	—	—	—
Death benefits	(78,044)	(151,405)	—	(11,122)	—
Net loan activity	137,731	5,537	18,848	(920)	12,931
Cost of insurance and other fees	(307,371)	(94,125)	(16,530)	(115,583)	(78,706)

Net increase (decrease) in net assets resulting from unit transactions	1,296,028	271,072	(136,681)	(341,678)	(229,595)

Net increase (decrease) in net assets	1,715,874	1,332,307	180,734	864,131	688,709

Net assets:
Beginning of period	12,458,276	4,225,636	1,189,681	4,227,212	3,979,402
End of period	$14,174,150	$5,557,943	$1,370,415	$5,091,343	$4,668,111

The accompanying notes are an integral part of these financial statements.
SA-88

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$42,413	$—	$835,666	$291,761	$499,468
Net realized gain (loss) on security transactions	71,471	118,170	103,307	217,620	815,738
Net realized gain distributions	213,259	642,981	2,265	777,121	831,745
Change in unrealized appreciation (depreciation)	1,265,356	(680,519)	(1,204,333)	833,519	6,209,245

Net increase (decrease) in net assets resulting from operations	1,592,499	80,632	(263,095)	2,120,021	8,356,196

Unit transactions:
Purchases	133,907	20,616	1,559,404	370,606	1,292,000
Net transfers	56,365	226,512	1,103,333	47,947	(155,585)
Surrenders for benefit payments and fees	(56,654)	(6,692)	(1,280,989)	(202,297)	(1,554,689)
Other transactions	—	—	61	52	(1)
Death benefits	(58,224)	(175,309)	(570,198)	(222,085)	(620,328)
Net loan activity	18,846	(1,316)	19,945	742	163,441
Cost of insurance and other fees	(138,801)	(100,908)	(1,124,761)	(482,498)	(737,479)

Net increase (decrease) in net assets resulting from unit transactions	(44,561)	(37,097)	(293,205)	(487,533)	(1,612,641)

Net increase (decrease) in net assets	1,547,938	43,535	(556,300)	1,632,488	6,743,555

Net assets:
Beginning of period	5,914,323	3,900,186	31,851,565	15,184,393	33,281,559
End of period	$7,462,261	$3,943,721	$31,295,265	$16,816,881	$40,025,114

The accompanying notes are an integral part of these financial statements.
SA-89

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—	$14,479	$11,880	$—
Net realized gain (loss) on security transactions	265,227	238,324	31,029	409,141	159,996
Net realized gain distributions	220,675	279,079	164,604	415,385	263,415
Change in unrealized appreciation (depreciation)	349,218	237,882	457,081	446,706	44,785

Net increase (decrease) in net assets resulting from operations	835,120	755,285	667,193	1,283,112	468,196

Unit transactions:
Purchases	—	71,595	29,472	146,551	—
Net transfers	(494,102)	(300,036)	(35,069)	(324,009)	(43,394)
Surrenders for benefit payments and fees	—	(139,838)	(66,172)	(218,425)	(384,159)
Other transactions	—	—	—	—	—
Death benefits	(161,676)	(135,019)	(10,188)	(313,544)	—
Net loan activity	—	(1,234)	(22,820)	83,830	(1,170)
Cost of insurance and other fees	(86,311)	(100,354)	(40,400)	(120,880)	(74,313)

Net increase (decrease) in net assets resulting from unit transactions	(742,089)	(604,886)	(145,177)	(746,477)	(503,036)

Net increase (decrease) in net assets	93,031	150,399	522,016	536,635	(34,840)

Net assets:
Beginning of period	4,158,046	5,356,379	2,534,083	5,990,337	3,275,970
End of period	$4,251,077	$5,506,778	$3,056,099	$6,526,972	$3,241,130

The accompanying notes are an integral part of these financial statements.
SA-90

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$14,827	$211,754	$1,927	$57,834	$15,155
Net realized gain (loss) on security transactions	(65,971)	233,754	1,148	71,512	59,162
Net realized gain distributions	—	567,603	5,406	152,196	90,741
Change in unrealized appreciation (depreciation)	(53,531)	2,636,788	19,181	420,743	48,773

Net increase (decrease) in net assets resulting from operations	(104,675)	3,649,899	27,662	702,285	213,831

Unit transactions:
Purchases	—	—	—	87,379	—
Net transfers	—	(82,798)	(2)	(4,165)	(52,509)
Surrenders for benefit payments and fees	—	(361,378)	—	(166,639)	(130,506)
Other transactions	—	—	—	—	—
Death benefits	(3,255)	(142,850)	—	(23,099)	—
Net loan activity	—	(3,007)	—	(1,615)	(76)
Cost of insurance and other fees	(195,770)	(468,117)	(11,761)	(187,282)	(35,775)

Net increase (decrease) in net assets resulting from unit transactions	(199,025)	(1,058,150)	(11,763)	(295,421)	(218,866)

Net increase (decrease) in net assets	(303,700)	2,591,749	15,899	406,864	(5,035)

Net assets:
Beginning of period	1,704,148	13,492,377	198,881	5,489,681	1,195,484
End of period	$1,400,448	$16,084,126	$214,780	$5,896,545	$1,190,449

The accompanying notes are an integral part of these financial statements.
SA-91

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$299,442	$122,368	$126,947	$2,163	$28,406
Net realized gain (loss) on security transactions	(54,713)	(74,761)	195,924	3,800	(9,011)
Net realized gain distributions	—	343,032	329,747	4,597	16,379
Change in unrealized appreciation (depreciation)	71,712	(728,995)	166,071	(22,294)	147,204

Net increase (decrease) in net assets resulting from operations	316,441	(338,356)	818,689	(11,734)	182,978

Unit transactions:
Purchases	108,845	153,439	166,962	—	—
Net transfers	348,742	(434,253)	(835,127)	(1,759)	—
Surrenders for benefit payments and fees	(42,920)	(63,543)	(68,397)	—	(4,772)
Other transactions	—	—	—	—	—
Death benefits	(55,359)	(28,232)	(56,339)	—	—
Net loan activity	1,678	6,681	(17,228)	(6)	(19)
Cost of insurance and other fees	(165,060)	(285,254)	(344,270)	(8,281)	(134,929)

Net increase (decrease) in net assets resulting from unit transactions	195,926	(651,162)	(1,154,399)	(10,046)	(139,720)

Net increase (decrease) in net assets	512,367	(989,518)	(335,710)	(21,780)	43,258

Net assets:
Beginning of period	5,969,725	7,796,814	8,961,246	310,682	1,215,451
End of period	$6,482,092	$6,807,296	$8,625,536	$288,902	$1,258,709

The accompanying notes are an integral part of these financial statements.
SA-92

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$5,330	$4	$61,997	$12,552	$39,371
Net realized gain (loss) on security transactions	9,982	—	429,638	(7,354)	97,037
Net realized gain distributions	53,220	—	1,658,058	—	72,906
Change in unrealized appreciation (depreciation)	101,070	—	1,727,384	492,388	(408,487)

Net increase (decrease) in net assets resulting from operations	169,602	4	3,877,077	497,586	(199,173)

Unit transactions:
Purchases	—	—	198,935	23,206	163,327
Net transfers	—	—	(644,020)	344,655	(22,352)
Surrenders for benefit payments and fees	—	—	(190,420)	(7,842)	(235,741)
Other transactions	—	—	—	—	—
Death benefits	—	—	(238,507)	(123,314)	(12,458)
Net loan activity	(14)	—	(2,769)	6,170	16,248
Cost of insurance and other fees	(24,547)	(784)	(518,234)	(49,613)	(69,142)

Net increase (decrease) in net assets resulting from unit transactions	(24,561)	(784)	(1,395,015)	193,262	(160,118)

Net increase (decrease) in net assets	145,041	(780)	2,482,062	690,848	(359,291)

Net assets:
Beginning of period	549,689	39,092	16,809,411	1,250,496	3,416,463
End of period	$694,730	$38,312	$19,291,473	$1,941,344	$3,057,172

The accompanying notes are an integral part of these financial statements.
SA-93

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$140,985	$—	$84,933	$10,839	$1,696
Net realized gain (loss) on security transactions	2,599	(424,100)	374	61	(101)
Net realized gain distributions	—	—	—	17,966	—
Change in unrealized appreciation (depreciation)	154,468	(567,567)	272,429	(29,804)	(2,284)

Net increase (decrease) in net assets resulting from operations	298,052	(991,667)	357,736	(938)	(689)

Unit transactions:
Purchases	392,812	964,098	339,531	3,612	—
Net transfers	16,103	303,336	(1,843)	—	—
Surrenders for benefit payments and fees	(302,965)	(934,988)	(147,298)	—	—
Other transactions	(26)	—	—	—	—
Death benefits	(133,407)	(364,111)	(12,686)	—	—
Net loan activity	27,138	185,558	3,491	—	—
Cost of insurance and other fees	(186,660)	(551,492)	(225,037)	(6,586)	(971)

Net increase (decrease) in net assets resulting from unit transactions	(187,005)	(397,599)	(43,842)	(2,974)	(971)

Net increase (decrease) in net assets	111,047	(1,389,266)	313,894	(3,912)	(1,660)

Net assets:
Beginning of period	7,128,559	19,815,067	7,331,796	280,809	34,177
End of period	$7,239,606	$18,425,801	$7,645,690	$276,897	$32,517

The accompanying notes are an integral part of these financial statements.
SA-94

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$269	$—	$41	$—	$1,232,808
Net realized gain (loss) on security transactions	211	808,924	—	1,292,853	2,649,260
Net realized gain distributions	—	3,841,761	—	2,214,018	6,943,470
Change in unrealized appreciation (depreciation)	462	(5,836,916)	—	1,476,462	13,147,802

Net increase (decrease) in net assets resulting from operations	942	(1,186,231)	41	4,983,333	23,973,340

Unit transactions:
Purchases	—	158,096	6,722	293,787	891,969
Net transfers	—	226,717	1,202	(809,928)	(2,059,240)
Surrenders for benefit payments and fees	—	(205,442)	—	(242,143)	(2,433,095)
Other transactions	—	—	—	26	41
Death benefits	—	(313,116)	—	(955,984)	(1,765,744)
Net loan activity	—	(24,337)	—	(74,896)	7,217
Cost of insurance and other fees	(939)	(174,012)	(3,432)	(1,064,688)	(2,577,520)

Net increase (decrease) in net assets resulting from unit transactions	(939)	(332,094)	4,492	(2,853,826)	(7,936,372)

Net increase (decrease) in net assets	3	(1,518,325)	4,533	2,129,507	16,036,968

Net assets:
Beginning of period	30,990	10,712,014	89,427	23,003,098	86,824,837
End of period	$30,993	$9,193,689	$93,960	$25,132,605	$102,861,805

The accompanying notes are an integral part of these financial statements.
SA-95

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$37,044	$17,466	$25,323	$116,542	$344
Net realized gain (loss) on security transactions	11,004	46,071	(36,512)	337,448	363
Net realized gain distributions	268,123	—	—	362,833	1,271
Change in unrealized appreciation (depreciation)	128,199	1,686,391	(286,820)	1,463,143	4,996

Net increase (decrease) in net assets resulting from operations	444,370	1,749,928	(298,009)	2,279,966	6,974

Unit transactions:
Purchases	58,744	163,966	204,947	118,460	1,557
Net transfers	493,025	(231,129)	(123,987)	(154,575)	2,450
Surrenders for benefit payments and fees	(20,005)	(51,860)	(85,046)	(451,002)	—
Other transactions	—	26	—	—	—
Death benefits	—	(37,976)	(5,392)	(60,725)	—
Net loan activity	—	(1,796)	229,943	23,106	15,083
Cost of insurance and other fees	(52,384)	(145,374)	(138,368)	(199,496)	(2,571)

Net increase (decrease) in net assets resulting from unit transactions	479,380	(304,143)	82,097	(724,232)	16,519

Net increase (decrease) in net assets	923,750	1,445,785	(215,912)	1,555,734	23,493

Net assets:
Beginning of period	1,776,784	6,426,705	4,152,958	8,622,816	46,937
End of period	$2,700,534	$7,872,490	$3,937,046	$10,178,550	$70,430

The accompanying notes are an integral part of these financial statements.
SA-96

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$414	$85,240	$39,677	$19,460	$2,646
Net realized gain (loss) on security transactions	254	(2,728)	(127,606)	11,124	3,468
Net realized gain distributions	1,419	—	133,035	60,009	1,667
Change in unrealized appreciation (depreciation)	4,256	9,226	(161,862)	48,394	10,000

Net increase (decrease) in net assets resulting from operations	6,343	91,738	(116,756)	138,987	17,781

Unit transactions:
Purchases	277	56,817	24,625	25,705	8,132
Net transfers	—	795,782	(320,875)	(468)	(55,722)
Surrenders for benefit payments and fees	—	(9,904)	(390,371)	(367)	—
Other transactions	—	—	—	—	—
Death benefits	—	(9,224)	(707,099)	—	(1,428)
Net loan activity	—	(148)	233	(6,036)	4,916
Cost of insurance and other fees	(541)	(54,889)	(50,797)	(31,712)	(1,633)

Net increase (decrease) in net assets resulting from unit transactions	(264)	778,434	(1,444,284)	(12,878)	(45,735)

Net increase (decrease) in net assets	6,079	870,172	(1,561,040)	126,109	(27,954)

Net assets:
Beginning of period	50,409	1,708,745	2,979,598	1,588,288	174,494
End of period	$56,488	$2,578,917	$1,418,558	$1,714,397	$146,540

The accompanying notes are an integral part of these financial statements.
SA-97

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Putnam VT Multi-Cap Core Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Growth Opportunities Fund (Class IB)	AB VPS Growth and Income Portfolio (Class B)	Invesco V.I. High Yield Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,148	$937	$—	$314	$1,116
Net realized gain (loss) on security transactions	3,964	35,890	226,610	422	15
Net realized gain distributions	28,420	62,457	330,570	—	—
Change in unrealized appreciation (depreciation)	47,106	72,570	147,321	8,382	(152)

Net increase (decrease) in net assets resulting from operations	81,638	171,854	704,501	9,118	979

Unit transactions:
Purchases	22,536	2,925	182,759	407	—
Net transfers	262,639	521,727	(315,716)	18,478	1,264
Surrenders for benefit payments and fees	(585)	—	(207,275)	—	—
Other transactions	—	—	—	—	—
Death benefits	—	(135,626)	—	—	—
Net loan activity	75	—	(1,759)	—	—
Cost of insurance and other fees	(8,597)	(12,759)	(107,749)	(819)	(427)

Net increase (decrease) in net assets resulting from unit transactions	276,068	376,267	(449,740)	18,066	837

Net increase (decrease) in net assets	357,706	548,121	254,761	27,184	1,816

Net assets:
Beginning of period	122,969	552,734	3,334,777	29,985	22,109
End of period	$480,675	$1,100,855	$3,589,538	$57,169	$23,925

The accompanying notes are an integral part of these financial statements.
SA-98

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Sub-Account
Operations:
Net investment income (loss)	$—
Net realized gain (loss) on security transactions	174,899
Net realized gain distributions	681,936
Change in unrealized appreciation (depreciation)	245,161

Net increase (decrease) in net assets resulting from operations	1,101,996

Unit transactions:
Purchases	—
Net transfers	(331,779)
Surrenders for benefit payments and fees	(2,694)
Other transactions	—
Death benefits	(3,355)
Net loan activity	(6,311)
Cost of insurance and other fees	(132,347)

Net increase (decrease) in net assets resulting from unit transactions	(476,486)

Net increase (decrease) in net assets	625,510

Net assets:
Beginning of period	6,043,327
End of period	$6,668,837

The accompanying notes are an integral part of these financial statements.
SA-99

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization:

Separate Account VL II (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Resolution Life, Inc. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

In 2022, the Account was comprised of the following Sub-Accounts:

AB VPS Balanced Hedged Allocation (Class B) (formerly AB VPS Balanced Wealth Strategy Portfolio (Class B))
AB VPS Sustainable International Thematic Portfolio (Class B) (formerly AB VPS International Growth Portfolio (Class B))
AB VPS International Value Portfolio (Class B)
AB VPS Small/Mid Cap Value Portfolio (Class B)
American Funds IS Asset Allocation Fund (Class 2)
American Funds IS Washington Mutual Investors Fund℠ (Class 2)
American Funds IS The Bond Fund of America® (Class 2)
American Funds IS Capital World Bond Fund® (Class 2)
American Funds IS Capital World Growth and Income Fund® (Class 2)
American Funds IS Global Growth Fund (Class 2)
American Funds IS Global Small Capitalization Fund (Class 2)
American Funds IS Growth Fund (Class 2)
American Funds IS Growth-Income Fund (Class 2)
American Funds IS International Fund (Class 2)
American Funds IS New World Fund® (Class 2)
Fidelity® VIP Asset Manager Portfolio (Initial Class)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
Fidelity® VIP Equity-Income Portfolio (Initial Class)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)
Fidelity® VIP Government Money Market Portfolio (Service Class)
Fidelity® VIP Growth Portfolio (Service Class 2)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)
Fidelity® VIP Overseas Portfolio (Initial Class)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)

SA-100

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization (continued):

Franklin DynaTech VIP Fund (Class 2)
Franklin Income VIP Fund (Class 2)
Franklin Mutual Global Discovery VIP Fund (Class 2)
Franklin Mutual Shares VIP Fund (Class 2)
Franklin Rising Dividends VIP Fund (Class 2)
Franklin Small Cap Value VIP Fund (Class 2)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Franklin Strategic Income VIP Fund (Class 1)
Putnam VT George Putnam Balanced Fund (Class IA)
Hartford Balanced HLS Fund (Class IA)
Hartford Capital Appreciation HLS Fund (Class IA)
Hartford Disciplined Equity HLS Fund (Class IA)
Hartford Dividend and Growth HLS Fund (Class IA)
Hartford International Opportunities HLS Fund (Class IA)
Hartford MidCap HLS Fund (Class IA)
Hartford Small Company HLS Fund (Class IA)
Hartford Small Cap Growth HLS Fund (Class IA)
Hartford Stock HLS Fund (Class IA)
Hartford Total Return Bond HLS Fund (Class IA)
Hartford Ultrashort Bond HLS Fund (Class IA)
Invesco V.I. American Franchise Fund (Series I)
Invesco V.I. American Value Fund (Series I)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Invesco V.I. Comstock Fund (Series II)
Invesco V.I. Core Equity Fund (Series I)
Invesco V.I. Diversified Dividend Fund (Series II)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
Invesco V.I. Global Real Estate Fund (Series I)
Invesco V.I. Growth and Income Fund (Series II)
Invesco V.I. Eqv International Equity Fund (Series I) (formerly Invesco V.I. International Growth Fund (Series I))
Invesco V.I. Main Street Mid Cap Fund® (Series I)
Invesco V.I. Small Cap Equity Fund (Series I)
Lord Abbett Bond Debenture Portfolio (Class VC)
Lord Abbett Dividend Growth Portfolio (Class VC)
Lord Abbett Fundamental Equity Portfolio (Class VC)
Lord Abbett Growth and Income Portfolio (Class VC)
MFS® Growth Series (Initial Class)
MFS® Investors Trust Series (Initial Class)
MFS® New Discovery Series (Initial Class)
MFS® Total Return Bond Series (Initial Class)
MFS® Total Return Series (Initial Class)

SA-101

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization (continued):

MFS® Value Series (Initial Class)
Invesco V.I. Capital Appreciation Fund (Series II)
Invesco V.I. Global Fund (Series II)
Invesco V.I. Main Street Fund® (Series II)
Invesco V.I. Main Street Small Cap Fund® (Series II)
Putnam VT Small Cap Growth Fund (Class IB)
Putnam VT Diversified Income Fund (Class IA)
Putnam VT Large Cap Value Fund (Class IA)
Putnam VT Global Asset Allocation Fund (Class IA)
Putnam VT Focused International Equity Fund (Class IA)
Putnam VT Global Health Care Fund (Class IA)
Putnam VT High Yield Fund (Class IA)
Putnam VT Income Fund (Class IA)
Putnam VT International Equity Fund (Class IA)
Putnam VT Emerging Markets Equity Fund (Class IA)
Putnam VT International Value Fund (Class IA)
Putnam VT Multi-Cap Core Fund (Class IA)
Putnam VT Government Money Market Fund (Class IA)
Putnam VT Sustainable Leaders Fund (Class IA)
Putnam VT Small Cap Value Fund (Class IB)
Templeton Developing Markets VIP Fund (Class 1)
Templeton Foreign VIP Fund (Class 2)
Templeton Global Bond VIP Fund (Class 2)
Templeton Growth VIP Fund (Class 2)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
Morgan Stanley VIF Discovery Portfolio (Class II)
PSF PGIM Government Money Market Portfolio (Class I)
Putnam VT Growth Opportunities Fund (Class IA)
BlackRock S&P 500 Index V.I. Fund (Class I)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)
Invesco V.I. American Value Fund (Series II)
Putnam VT Diversified Income Fund (Class IB)
Putnam VT Large Cap Value Fund (Class IB)
Putnam VT Global Asset Allocation Fund (Class IB)
Putnam VT Focused International Equity Fund (Class IB)
Putnam VT High Yield Fund (Class IB)
Putnam VT Income Fund (Class IB)
Putnam VT International Equity Fund (Class IB)
Putnam VT International Value Fund (Class IB)

SA-102

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization (continued):

Putnam VT Multi-Cap Core Fund (Class IB)
Putnam VT Sustainable Leaders Fund (Class IB)
Putnam VT Growth Opportunities Fund (Class IB)
AB VPS Growth and Income Portfolio (Class B)
Invesco V.I. High Yield Fund (Series I)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. The Account may invest in one or more share classes of a fund. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a fund is subject to a merger by the fund manager, the Sub-Account invested in the surviving fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are recorded at fair value and are reflected in the Statements of Changes in Net Assets as a net transfer and purchases and sales in Note 4. There were no mergers during the period ended December 31, 2022.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.    Significant Accounting Policies:

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“U.S. GAAP”).
The following is a summary of significant accounting policies of the Account, which are in accordance with U.S. GAAP:

a)    Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date depending on the Funds and are reinvested in additional shares of the Funds. Net realized gain distributions are accrued as of the ex-dividend date and are reinvested in additional shares of the Funds. Net realized gain distributions represent those dividends from the Funds, which are characterized as capital gains under tax regulations.

b)    Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c)    Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SA-103

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies (continued):

d)    Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)    Mortality Risk - The mortality risk is fully borne by the Sponsor Company. In the event of a death, any contractual payments due in excess of the contract owner account value are the obligation of the Sponsor Company. The transfer of the existing contract owner account value is included in ‘Death benefits’ on the accompanying Statements of Changes in Net Assets.

f)    Fair Value Measurements - The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2022 closing net asset value as determined by the appropriate fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account can access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2022, the Sub-Accounts invest in mutual funds that are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts.

g)    Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2018 tax year and the Sponsor Company is not currently under examination for any open years. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2022.

h)    Novel Coronavirus - Since the first quarter of 2020, the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets. While the markets have rebounded, the pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the funds in which the Sub-Accounts invest. The fair value of these funds is dependent on financial market conditions and other factors relating to the COVID-19 pandemic, including the development of new variants and surges, and other emerging viruses. Management will continue to monitor developments, and their impact on the fair value of the funds.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

SA-104

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
3. Administration of the Account and Related Charges (continued):

a)    Cost of Insurance - In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges ("COI"), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract’s account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are included on the accompanying Statements of Changes in Net Assets.

b)    Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 0.80% of the Sub-Account’s average daily net assets. These expenses are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

c)    Administrative Charges - The Sponsor Company provides administrative services to the Account and charges the Account a fee based upon the face amount of the policy at the policy issue date for these services. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

d)    Rider Charges - The Sponsor Company will charge an expense for various rider charges, which are deducted through the redemption of units from applicable contract owners’ accounts and are included in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets. The various rider charges are as follows:

Rider Name	Increment	$ or %
Last Survivor Yearly Renewable Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$2.3245*
Single Life Yearly Renewable Term Life Insurance Rider	monthly, per $1,000 of the net amount at risk	$83.3333*
Deduction Amount Waiver Rider	of the monthly deduction amount	34.50%*
Waiver of Specified Amount Disability Benefit Rider	monthly, per $1 of specified amount	$0.107*
Accidental Death Benefit Rider	monthly, per $1,000 of the net amount at risk	$0.18*
Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$9.7142*
Child Insurance Rider	monthly, per $1,000 of coverage	$0.50
LifeAccess Accelerated Benefit Rider	monthly, per $1,000 of the benefit net amount at risk	$2.94654*
Accelerated Death Benefit Rider	when benefit is exercised	$300.00
Guaranteed Minimum Accumulation Benefit Rider	monthly, % of separate account value	0.075%
Guaranteed Paid-Up death Benefit Rider Annual	monthly, % of separate account value	0.0625%
Disability Access Rider-Monthly Charge	per $100 of monthly benefit	$6.701*
Disability Access Rider-First Year Monthly Rider Issue Fee	monthly for the first twelve monthly activity dates following the Rider Issue Date	$10.00
Longevity Access Rider	monthly, per $1,000 of the net amount at risk	$1.051*
Overloan Protection Rider	when benefit is exercised	7.00%

* Maximum charge.

e)    Issue Charges - The Sponsor Company may make deductions to cover issue expenses at a maximum fee of $20, plus $0.05 per $1,000 of the initial face amount. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

f)    Transactions with Related Parties - There are no transactions with related parties during the period ended December 31, 2022.

SA-105

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, excluding distributions received and reinvested, for the period ended December 31, 2022 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS Balanced Hedged Allocation (Class B)	$47,804	$33,506
AB VPS Sustainable International Thematic Portfolio (Class B)	—	16,842
AB VPS International Value Portfolio (Class B)	—	239,853
AB VPS Small/Mid Cap Value Portfolio (Class B)	537,094	1,409,072
American Funds IS Asset Allocation Fund (Class 2)	1,430,022	3,932,007
American Funds IS Washington Mutual Investors Fund℠ (Class 2)	875,086	2,522,337
American Funds IS The Bond Fund of America® (Class 2)	989,893	3,103,608
American Funds IS Capital World Bond Fund® (Class 2)	119,314	93,009
American Funds IS Capital World Growth and Income Fund® (Class 2)	572,557	696,038
American Funds IS Global Growth Fund (Class 2)	855,691	2,026,044
American Funds IS Global Small Capitalization Fund (Class 2)	720,776	860,873
American Funds IS Growth Fund (Class 2)	4,952,146	9,536,169
American Funds IS Growth-Income Fund (Class 2)	650,358	9,798,999
American Funds IS International Fund (Class 2)	1,063,565	2,048,318
American Funds IS New World Fund® (Class 2)	1,119,896	1,083,281
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	71,043
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	5,607	4,700
Fidelity® VIP Equity-Income Portfolio (Initial Class)	387,327	1,840,169
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	57,648	382,726
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	71,213	659,395
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	797,887	538,705
Fidelity® VIP Government Money Market Portfolio (Service Class)	8,325,333	6,673,428
Fidelity® VIP Growth Portfolio (Service Class 2)	52,903	293,036
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	1,050,354	2,140,260
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	1,954,007	1,123,007
Fidelity® VIP Overseas Portfolio (Initial Class)	—	21,139
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	29,581
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	256,044	194,733
Franklin DynaTech VIP Fund (Class 2)	434,092	413,972
Franklin Income VIP Fund (Class 2)	1,740,881	1,359,176
Franklin Mutual Global Discovery VIP Fund (Class 2)	733,310	1,572,149
Franklin Mutual Shares VIP Fund (Class 2)	—	1,579,844
Franklin Rising Dividends VIP Fund (Class 2)	172,528	211,977
Franklin Small Cap Value VIP Fund (Class 2)	452,595	1,958,928
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	154,487	394,806
Franklin Strategic Income VIP Fund (Class 1)	428,961	910,812
Putnam VT George Putnam Balanced Fund (Class IA)	—	14,414
Hartford Balanced HLS Fund (Class IA)	375,086	4,140,318

SA-106

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Hartford Capital Appreciation HLS Fund (Class IA)	$698,682	$8,281,895
Hartford Disciplined Equity HLS Fund (Class IA)	431,169	5,337,095
Hartford Dividend and Growth HLS Fund (Class IA)	1,526,800	9,597,357
Hartford International Opportunities HLS Fund (Class IA)	1,729,061	2,146,731
Hartford MidCap HLS Fund (Class IA)	420,776	3,642,007
Hartford Small Company HLS Fund (Class IA)	429,904	1,363,415
Hartford Small Cap Growth HLS Fund (Class IA)	29,913	197,390
Hartford Stock HLS Fund (Class IA)	509,944	4,776,901
Hartford Total Return Bond HLS Fund (Class IA)	2,397,813	4,958,699
Hartford Ultrashort Bond HLS Fund (Class IA)	2,933,000	3,905,034
Invesco V.I. American Franchise Fund (Series I)	91,956	235,139
Invesco V.I. American Value Fund (Series I)	—	10,580
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	301,944	212,458
Invesco V.I. Comstock Fund (Series II)	330,554	1,041,908
Invesco V.I. Core Equity Fund (Series I)	—	38,327
Invesco V.I. Diversified Dividend Fund (Series II)	—	99
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	3,110	5,273
Invesco V.I. Global Real Estate Fund (Series I)	42,906	106,049
Invesco V.I. Growth and Income Fund (Series II)	266,678	152,052
Invesco V.I. Eqv International Equity Fund (Series I)	251,229	733,590
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	288,183
Invesco V.I. Small Cap Equity Fund (Series I)	228,088	543,970
Lord Abbett Bond Debenture Portfolio (Class VC)	579,226	890,857
Lord Abbett Dividend Growth Portfolio (Class VC)	153,928	579,029
Lord Abbett Fundamental Equity Portfolio (Class VC)	69,736	62,012
Lord Abbett Growth and Income Portfolio (Class VC)	1,086,662	353,277
MFS® Growth Series (Initial Class)	396,510	346,456
MFS® Investors Trust Series (Initial Class)	159,971	209,812
MFS® New Discovery Series (Initial Class)	31,996	310,611
MFS® Total Return Bond Series (Initial Class)	593,343	1,283,773
MFS® Total Return Series (Initial Class)	974,700	990,522
MFS® Value Series (Initial Class)	818,605	1,733,641
Invesco V.I. Capital Appreciation Fund (Series II)	—	330,453
Invesco V.I. Global Fund (Series II)	123,289	369,139
Invesco V.I. Main Street Fund® (Series II)	20,128	137,701
Invesco V.I. Main Street Small Cap Fund® (Series II)	631,606	658,423
Putnam VT Small Cap Growth Fund (Class IB)	—	280,291
Putnam VT Diversified Income Fund (Class IA)	—	244,360
Putnam VT Large Cap Value Fund (Class IA)	—	1,062,076
Putnam VT Global Asset Allocation Fund (Class IA)	—	51,312
Putnam VT Focused International Equity Fund (Class IA)	56,609	225,803
Putnam VT Global Health Care Fund (Class IA)	18,968	83,175

SA-107

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Putnam VT High Yield Fund (Class IA)	$336,805	$744,255
Putnam VT Income Fund (Class IA)	364,688	710,323
Putnam VT International Equity Fund (Class IA)	213,367	590,784
Putnam VT Emerging Markets Equity Fund (Class IA)	—	8,878
Putnam VT International Value Fund (Class IA)	—	248,400
Putnam VT Multi-Cap Core Fund (Class IA)	—	36,062
Putnam VT Government Money Market Fund (Class IA)	—	878
Putnam VT Sustainable Leaders Fund (Class IA)	70,888	1,116,861
Putnam VT Small Cap Value Fund (Class IB)	429,714	503,476
Templeton Developing Markets VIP Fund (Class 1)	183,852	165,130
Templeton Foreign VIP Fund (Class 2)	40,222	699,153
Templeton Global Bond VIP Fund (Class 2)	754,338	817,504
Templeton Growth VIP Fund (Class 2)	146,414	608,527
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	3,612	7,308
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	991
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	895
Morgan Stanley VIF Discovery Portfolio (Class II)	334,220	968,756
PSF PGIM Government Money Market Portfolio (Class I)	6,566	16,657
Putnam VT Growth Opportunities Fund (Class IA)	169,285	1,997,099
BlackRock S&P 500 Index V.I. Fund (Class I)	3,202,268	5,728,327
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	65,420	59,391
Invesco V.I. American Value Fund (Series II)	685,594	586,956
Putnam VT Diversified Income Fund (Class IB)	654,320	233,508
Putnam VT Large Cap Value Fund (Class IB)	1,555,838	785,568
Putnam VT Global Asset Allocation Fund (Class IB)	539	2,447
Putnam VT Focused International Equity Fund (Class IB)	258	513
Putnam VT High Yield Fund (Class IB)	41,546	208,181
Putnam VT Income Fund (Class IB)	9,387	105,276
Putnam VT International Equity Fund (Class IB)	98,971	76,609
Putnam VT International Value Fund (Class IB)	80,751	16,861
Putnam VT Multi-Cap Core Fund (Class IB)	558,642	497,343
Putnam VT Sustainable Leaders Fund (Class IB)	2,478	97,900
Putnam VT Growth Opportunities Fund (Class IB)	246,923	565,329
AB VPS Growth and Income Portfolio (Class B)	23,004	25,471
Invesco V.I. High Yield Fund (Series I)	—	20,805
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	354,945

5.    Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2022 were as follows:

SA-108

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Hedged Allocation (Class B)	2,301	1,653	648
AB VPS Sustainable International Thematic Portfolio (Class B)	—	1,209	(1,209)
AB VPS International Value Portfolio (Class B)	—	23,610	(23,610)
AB VPS Small/Mid Cap Value Portfolio (Class B)	14,007	37,234	(23,227)
American Funds IS Asset Allocation Fund (Class 2)	35,051	95,968	(60,917)
American Funds IS Washington Mutual Investors Fund℠ (Class 2)	17,826	50,980	(33,154)
American Funds IS The Bond Fund of America® (Class 2)	55,443	173,057	(117,614)
American Funds IS Capital World Bond Fund® (Class 2)	8,998	6,958	2,040
American Funds IS Capital World Growth and Income Fund® (Class 2)	22,603	29,558	(6,955)
American Funds IS Global Growth Fund (Class 2)	151,273	387,844	(236,571)
American Funds IS Global Small Capitalization Fund (Class 2)	152,015	187,992	(35,977)
American Funds IS Growth Fund (Class 2)	854,097	1,652,777	(798,680)
American Funds IS Growth-Income Fund (Class 2)	126,956	1,933,523	(1,806,567)
American Funds IS International Fund (Class 2)	29,281	56,090	(26,809)
American Funds IS New World Fund® (Class 2)	21,105	20,745	360
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	12,470	(12,470)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	139	114	25
Fidelity® VIP Equity-Income Portfolio (Initial Class)	42,256	209,790	(167,534)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	2,956	19,531	(16,575)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	3,432	30,874	(27,442)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	30,335	21,578	8,757
Fidelity® VIP Government Money Market Portfolio (Service Class)	793,574	637,423	156,151
Fidelity® VIP Growth Portfolio (Service Class 2)	1,235	6,816	(5,581)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	24,275	47,497	(23,222)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	50,147	27,926	22,221
Fidelity® VIP Overseas Portfolio (Initial Class)	—	4,829	(4,829)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	1,571	(1,571)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	7,610	6,291	1,319
Franklin DynaTech VIP Fund (Class 2)	12,111	9,529	2,582
Franklin Income VIP Fund (Class 2)	68,027	53,943	14,084
Franklin Mutual Global Discovery VIP Fund (Class 2)	27,184	59,068	(31,884)
Franklin Mutual Shares VIP Fund (Class 2)	—	47,032	(47,032)
Franklin Rising Dividends VIP Fund (Class 2)	3,546	4,353	(807)
Franklin Small Cap Value VIP Fund (Class 2)	7,649	33,699	(26,050)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	4,374	10,669	(6,295)
Franklin Strategic Income VIP Fund (Class 1)	24,722	51,419	(26,697)
Putnam VT George Putnam Balanced Fund (Class IA)	—	408	(408)
Hartford Balanced HLS Fund (Class IA)	43,137	464,958	(421,821)
Hartford Capital Appreciation HLS Fund (Class IA)	32,434	384,945	(352,511)
Hartford Disciplined Equity HLS Fund (Class IA)	66,791	826,201	(759,410)
Hartford Dividend and Growth HLS Fund (Class IA)	96,650	613,750	(517,100)
Hartford International Opportunities HLS Fund (Class IA)	293,217	378,867	(85,650)

SA-109

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford MidCap HLS Fund (Class IA)	27,294	247,539	(220,245)
Hartford Small Company HLS Fund (Class IA)	54,590	176,104	(121,514)
Hartford Small Cap Growth HLS Fund (Class IA)	727	5,082	(4,355)
Hartford Stock HLS Fund (Class IA)	36,344	335,382	(299,038)
Hartford Total Return Bond HLS Fund (Class IA)	609,021	1,269,602	(660,581)
Hartford Ultrashort Bond HLS Fund (Class IA)	1,521,914	2,026,479	(504,565)
Invesco V.I. American Franchise Fund (Series I)	2,792	6,902	(4,110)
Invesco V.I. American Value Fund (Series I)	—	239	(239)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	16,040	11,536	4,504
Invesco V.I. Comstock Fund (Series II)	9,128	29,061	(19,933)
Invesco V.I. Core Equity Fund (Series I)	—	929	(929)
Invesco V.I. Diversified Dividend Fund (Series II)	—	3	(3)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	49	88	(39)
Invesco V.I. Global Real Estate Fund (Series I)	1,802	4,203	(2,401)
Invesco V.I. Growth and Income Fund (Series II)	8,864	4,905	3,959
Invesco V.I. Eqv International Equity Fund (Series I)	14,957	40,853	(25,896)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	6,974	(6,974)
Invesco V.I. Small Cap Equity Fund (Series I)	6,324	14,638	(8,314)
Lord Abbett Bond Debenture Portfolio (Class VC)	26,228	40,781	(14,553)
Lord Abbett Dividend Growth Portfolio (Class VC)	3,756	14,292	(10,536)
Lord Abbett Fundamental Equity Portfolio (Class VC)	2,336	2,083	253
Lord Abbett Growth and Income Portfolio (Class VC)	35,168	11,945	23,223
MFS® Growth Series (Initial Class)	8,324	7,582	742
MFS® Investors Trust Series (Initial Class)	3,632	4,760	(1,128)
MFS® New Discovery Series (Initial Class)	513	4,825	(4,312)
MFS® Total Return Bond Series (Initial Class)	36,114	76,928	(40,814)
MFS® Total Return Series (Initial Class)	27,939	29,504	(1,565)
MFS® Value Series (Initial Class)	24,916	52,487	(27,571)
Invesco V.I. Capital Appreciation Fund (Series II)	—	8,650	(8,650)
Invesco V.I. Global Fund (Series II)	3,877	11,583	(7,706)
Invesco V.I. Main Street Fund® (Series II)	556	3,667	(3,111)
Invesco V.I. Main Street Small Cap Fund® (Series II)	17,704	17,745	(41)
Putnam VT Small Cap Growth Fund (Class IB)	—	5,304	(5,304)
Putnam VT Diversified Income Fund (Class IA)	—	7,040	(7,040)
Putnam VT Large Cap Value Fund (Class IA)	—	17,942	(17,942)
Putnam VT Global Asset Allocation Fund (Class IA)	—	724	(724)
Putnam VT Focused International Equity Fund (Class IA)	926	3,725	(2,799)
Putnam VT Global Health Care Fund (Class IA)	289	1,299	(1,010)
Putnam VT High Yield Fund (Class IA)	5,974	13,047	(7,073)
Putnam VT Income Fund (Class IA)	9,142	17,655	(8,513)
Putnam VT International Equity Fund (Class IA)	7,866	21,960	(14,094)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	353	(353)

SA-110

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT International Value Fund (Class IA)	—	10,152	(10,152)
Putnam VT Multi-Cap Core Fund (Class IA)	—	830	(830)
Putnam VT Government Money Market Fund (Class IA)	—	466	(466)
Putnam VT Sustainable Leaders Fund (Class IA)	645	10,095	(9,450)
Putnam VT Small Cap Value Fund (Class IB)	14,510	17,038	(2,528)
Templeton Developing Markets VIP Fund (Class 1)	15,340	13,069	2,271
Templeton Foreign VIP Fund (Class 2)	3,170	59,806	(56,636)
Templeton Global Bond VIP Fund (Class 2)	45,277	48,208	(2,931)
Templeton Growth VIP Fund (Class 2)	8,723	38,568	(29,845)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	190	352	(162)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	33	(33)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	24	(24)
Morgan Stanley VIF Discovery Portfolio (Class II)	8,913	26,776	(17,863)
PSF PGIM Government Money Market Portfolio (Class I)	627	1,588	(961)
Putnam VT Growth Opportunities Fund (Class IA)	6,454	76,090	(69,636)
BlackRock S&P 500 Index V.I. Fund (Class I)	201,088	345,888	(144,800)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	2,007	1,845	162
Invesco V.I. American Value Fund (Series II)	24,981	21,175	3,806
Putnam VT Diversified Income Fund (Class IB)	40,254	14,332	25,922
Putnam VT Large Cap Value Fund (Class IB)	25,772	13,002	12,770
Putnam VT Global Asset Allocation Fund (Class IB)	23	102	(79)
Putnam VT Focused International Equity Fund (Class IB)	8	15	(7)
Putnam VT High Yield Fund (Class IB)	1,356	7,018	(5,662)
Putnam VT Income Fund (Class IB)	479	5,403	(4,924)
Putnam VT International Equity Fund (Class IB)	3,884	3,039	845
Putnam VT International Value Fund (Class IB)	6,606	1,302	5,304
Putnam VT Multi-Cap Core Fund (Class IB)	10,113	9,488	625
Putnam VT Sustainable Leaders Fund (Class IB)	39	1,413	(1,374)
Putnam VT Growth Opportunities Fund (Class IB)	9,094	20,272	(11,178)
AB VPS Growth and Income Portfolio (Class B)	1,658	1,773	(115)
Invesco V.I. High Yield Fund (Series I)	—	1,408	(1,408)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	28,606	(28,606)

The changes in units outstanding for the period ended December 31, 2021 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Hedged Allocation (Class B)	3,489	22,501	(19,012)
AB VPS Sustainable International Thematic Portfolio (Class B)	—	1,968	(1,968)
AB VPS International Value Portfolio (Class B)	—	30,411	(30,411)
AB VPS Small/Mid Cap Value Portfolio (Class B)	36,316	45,251	(8,935)
American Funds IS Asset Allocation Fund (Class 2)	106,948	74,507	32,441
American Funds IS Washington Mutual Investors Fund℠ (Class 2)	10,658	43,103	(32,445)

SA-111

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS The Bond Fund of America® (Class 2)	215,725	107,348	108,377
American Funds IS Capital World Bond Fund® (Class 2)	20,089	22,222	(2,133)
American Funds IS Capital World Growth and Income Fund® (Class 2)	8,281	13,710	(5,429)
American Funds IS Global Growth Fund (Class 2)	254,887	538,543	(283,656)
American Funds IS Global Small Capitalization Fund (Class 2)	103,546	293,832	(190,286)
American Funds IS Growth Fund (Class 2)	282,850	2,585,257	(2,302,407)
American Funds IS Growth-Income Fund (Class 2)	334,025	2,030,887	(1,696,862)
American Funds IS International Fund (Class 2)	24,886	134,585	(109,699)
American Funds IS New World Fund® (Class 2)	11,577	37,217	(25,640)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	17,810	(17,810)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	59	154	(95)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	31,543	253,584	(222,041)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	264,820	8,297	256,523
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	76,467	22,942	53,525
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	21,106	15,598	5,508
Fidelity® VIP Government Money Market Portfolio (Service Class)	931,674	640,627	291,047
Fidelity® VIP Growth Portfolio (Service Class 2)	4,007	2,974	1,033
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	16,688	77,463	(60,775)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	24,696	77,726	(53,030)
Fidelity® VIP Overseas Portfolio (Initial Class)	—	3,738	(3,738)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	459	(459)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	4,862	2,449	2,413
Franklin DynaTech VIP Fund (Class 2)	8,636	16,165	(7,529)
Franklin Income VIP Fund (Class 2)	20,187	69,373	(49,186)
Franklin Mutual Global Discovery VIP Fund (Class 2)	14,967	38,698	(23,731)
Franklin Mutual Shares VIP Fund (Class 2)	597	72,782	(72,185)
Franklin Rising Dividends VIP Fund (Class 2)	4,419	11,659	(7,240)
Franklin Small Cap Value VIP Fund (Class 2)	18,597	29,875	(11,278)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	9,821	24,598	(14,777)
Franklin Strategic Income VIP Fund (Class 1)	84,195	62,959	21,236
Putnam VT George Putnam Balanced Fund (Class IA)	—	263	(263)
Hartford Balanced HLS Fund (Class IA)	149,963	465,037	(315,074)
Hartford Capital Appreciation HLS Fund (Class IA)	56,209	517,296	(461,087)
Hartford Disciplined Equity HLS Fund (Class IA)	161,166	1,268,265	(1,107,099)
Hartford Dividend and Growth HLS Fund (Class IA)	144,356	808,184	(663,828)
Hartford International Opportunities HLS Fund (Class IA)	474,958	565,681	(90,723)
Hartford MidCap HLS Fund (Class IA)	48,679	290,784	(242,105)
Hartford Small Company HLS Fund (Class IA)	61,075	501,122	(440,047)
Hartford Small Cap Growth HLS Fund (Class IA)	457	159	298
Hartford Stock HLS Fund (Class IA)	71,094	519,676	(448,582)
Hartford Total Return Bond HLS Fund (Class IA)	2,040,035	1,473,331	566,704
Hartford Ultrashort Bond HLS Fund (Class IA)	3,675,267	3,976,445	(301,178)

SA-112

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. American Franchise Fund (Series I)	3,296	14,282	(10,986)
Invesco V.I. American Value Fund (Series I)	—	158	(158)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	10,327	23,106	(12,779)
Invesco V.I. Comstock Fund (Series II)	8,232	29,132	(20,900)
Invesco V.I. Core Equity Fund (Series I)	—	1,495	(1,495)
Invesco V.I. Diversified Dividend Fund (Series II)	—	4	(4)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	56	75	(19)
Invesco V.I. Global Real Estate Fund (Series I)	2,180	8,665	(6,485)
Invesco V.I. Growth and Income Fund (Series II)	4,248	11,580	(7,332)
Invesco V.I. Eqv International Equity Fund (Series I)	26,355	68,330	(41,975)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	4,076	(4,076)
Invesco V.I. Small Cap Equity Fund (Series I)	22,211	30,071	(7,860)
Lord Abbett Bond Debenture Portfolio (Class VC)	80,777	27,456	53,321
Lord Abbett Dividend Growth Portfolio (Class VC)	12,332	6,976	5,356
Lord Abbett Fundamental Equity Portfolio (Class VC)	3,600	7,970	(4,370)
Lord Abbett Growth and Income Portfolio (Class VC)	6,585	17,550	(10,965)
MFS® Growth Series (Initial Class)	10,291	14,181	(3,890)
MFS® Investors Trust Series (Initial Class)	4,181	4,927	(746)
MFS® New Discovery Series (Initial Class)	3,695	4,008	(313)
MFS® Total Return Bond Series (Initial Class)	100,397	116,484	(16,087)
MFS® Total Return Series (Initial Class)	17,204	31,037	(13,833)
MFS® Value Series (Initial Class)	32,052	80,792	(48,740)
Invesco V.I. Capital Appreciation Fund (Series II)	—	16,827	(16,827)
Invesco V.I. Global Fund (Series II)	4,767	20,046	(15,279)
Invesco V.I. Main Street Fund® (Series II)	602	4,372	(3,770)
Invesco V.I. Main Street Small Cap Fund® (Series II)	14,628	33,098	(18,470)
Putnam VT Small Cap Growth Fund (Class IB)	—	6,904	(6,904)
Putnam VT Diversified Income Fund (Class IA)	—	5,376	(5,376)
Putnam VT Large Cap Value Fund (Class IA)	—	18,513	(18,513)
Putnam VT Global Asset Allocation Fund (Class IA)	—	154	(154)
Putnam VT Focused International Equity Fund (Class IA)	1,073	5,301	(4,228)
Putnam VT Global Health Care Fund (Class IA)	—	3,507	(3,507)
Putnam VT High Yield Fund (Class IA)	10,892	7,649	3,243
Putnam VT Income Fund (Class IA)	9,636	24,533	(14,897)
Putnam VT International Equity Fund (Class IA)	6,345	42,124	(35,779)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	292	(292)
Putnam VT International Value Fund (Class IA)	—	5,003	(5,003)
Putnam VT Multi-Cap Core Fund (Class IA)	—	552	(552)
Putnam VT Government Money Market Fund (Class IA)	—	415	(415)
Putnam VT Sustainable Leaders Fund (Class IA)	740	12,267	(11,527)
Putnam VT Small Cap Value Fund (Class IB)	21,296	15,277	6,019
Templeton Developing Markets VIP Fund (Class 1)	23,059	34,791	(11,732)

SA-113

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Foreign VIP Fund (Class 2)	24,432	38,963	(14,531)
Templeton Global Bond VIP Fund (Class 2)	68,729	91,437	(22,708)
Templeton Growth VIP Fund (Class 2)	10,743	13,063	(2,320)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	156	285	(129)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	27	(27)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	19	(19)
Morgan Stanley VIF Discovery Portfolio (Class II)	20,052	24,527	(4,475)
PSF PGIM Government Money Market Portfolio (Class I)	700	270	430
Putnam VT Growth Opportunities Fund (Class IA)	12,501	107,360	(94,859)
BlackRock S&P 500 Index V.I. Fund (Class I)	135,076	599,418	(464,342)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	16,069	1,944	14,125
Invesco V.I. American Value Fund (Series II)	6,759	17,851	(11,092)
Putnam VT Diversified Income Fund (Class IB)	21,427	17,012	4,415
Putnam VT Large Cap Value Fund (Class IB)	8,503	21,383	(12,880)
Putnam VT Global Asset Allocation Fund (Class IB)	682	70	612
Putnam VT Focused International Equity Fund (Class IB)	7	14	(7)
Putnam VT High Yield Fund (Class IB)	26,104	2,220	23,884
Putnam VT Income Fund (Class IB)	5,649	71,249	(65,600)
Putnam VT International Equity Fund (Class IB)	1,914	2,375	(461)
Putnam VT International Value Fund (Class IB)	953	4,910	(3,957)
Putnam VT Multi-Cap Core Fund (Class IB)	6,063	688	5,375
Putnam VT Sustainable Leaders Fund (Class IB)	7,354	2,065	5,289
Putnam VT Growth Opportunities Fund (Class IB)	14,532	29,553	(15,021)
AB VPS Growth and Income Portfolio (Class B)	1,677	367	1,310
Invesco V.I. High Yield Fund (Series I)	67	17	50
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	30,435	(30,435)

6.    Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for each Sub-Account that had outstanding units as of and for the period ended December 31, 2022. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the Sub-Account is active, while the expense ratio is annualized.

SA-114

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Balanced Hedged Allocation (Class B)
2022	40,892	$18.93	to	$18.93	$774,222	—%	to	—%	3.09%	to	3.09%	(19.17)%	to	(19.17)%
2021	40,244	23.42	to	23.42	942,636	—	to	—	0.28	to	0.28	13.36	to	13.36
2020	59,256	20.66	to	20.66	1,224,327	—	to	—	2.09	to	2.09	9.25	to	9.25
2019	57,859	18.91	to	18.91	1,094,238	—	to	—	2.18	to	2.18	18.20	to	18.20
2018	65,918	16.00	to	16.00	1,054,666	—	to	—	1.71	to	1.71	(6.41)	to	(6.41)

AB VPS Sustainable International Thematic Portfolio (Class B)
2022	59,702	13.16	to	13.16	785,750	—	to	—	—	to	—	(27.81)	to	(27.81)
2021	60,911	18.23	to	18.23	1,110,425	—	to	—	—	to	—	8.01	to	8.01
2020	62,879	16.88	to	16.88	1,061,321	—	to	—	1.14	to	1.14	29.60	to	29.60
2019	68,621	13.02	to	13.02	893,707	—	to	—	0.28	to	0.28	27.23	to	27.23
2018	79,123	10.24	to	10.24	809,936	—	to	—	0.41	to	0.41	(17.60)	to	(17.60)

AB VPS International Value Portfolio (Class B)
2022	306,532	10.04	to	10.04	3,076,787	—	to	—	4.11	to	4.11	(13.79)	to	(13.79)
2021	330,142	11.64	to	11.64	3,844,052	—	to	—	1.66	to	1.66	10.85	to	10.85
2020	360,553	10.50	to	10.50	3,787,090	—	to	—	1.54	to	1.54	2.21	to	2.21
2019	400,643	10.28	to	10.28	4,117,169	—	to	—	0.78	to	0.78	16.79	to	16.79
2018	471,825	8.80	to	8.80	4,151,605	—	to	—	1.07	to	1.07	(22.98)	to	(22.98)

AB VPS Small/Mid Cap Value Portfolio (Class B)
2022	328,363	34.84	to	34.84	11,439,724	—	to	—	0.81	to	0.81	(15.82)	to	(15.82)
2021	351,590	41.38	to	41.38	14,550,475	—	to	—	0.61	to	0.61	35.60	to	35.60
2020	360,525	30.52	to	30.52	11,002,791	—	to	—	0.80	to	0.80	3.05	to	3.05
2019	369,051	29.61	to	29.61	10,929,260	—	to	—	0.32	to	0.32	19.90	to	19.90
2018	381,104	24.70	to	24.70	9,412,824	—	to	—	0.23	to	0.23	(15.29)	to	(15.29)

American Funds IS Asset Allocation Fund (Class 2)
2022	1,583,857	40.29	to	40.29	63,813,561	—	to	—	1.90	to	1.90	(13.40)	to	(13.40)
2021	1,644,774	46.53	to	46.53	76,525,605	—	to	—	1.59	to	1.59	15.10	to	15.10
2020	1,612,333	40.42	to	40.42	65,174,435	—	to	—	1.68	to	1.68	12.46	to	12.46
2019	1,691,899	35.94	to	35.94	60,814,972	—	to	—	1.95	to	1.95	21.23	to	21.23
2018	1,669,949	29.65	to	29.65	49,513,650	—	to	—	1.67	to	1.67	(4.60)	to	(4.60)

American Funds IS Washington Mutual Investors Fund℠ (Class 2)
2022	818,146	49.12	to	49.12	40,189,426	—	to	—	1.92	to	1.92	(8.45)	to	(8.45)
2021	851,300	53.66	to	53.66	45,679,293	—	to	—	1.46	to	1.46	27.78	to	27.78
2020	883,745	41.99	to	41.99	37,110,881	—	to	—	1.77	to	1.77	8.68	to	8.68
2019	920,250	38.64	to	38.64	35,556,301	—	to	—	2.05	to	2.05	21.38	to	21.38
2018	959,432	31.83	to	31.83	30,541,002	—	to	—	1.86	to	1.86	(8.66)	to	(8.66)

American Funds IS The Bond Fund of America® (Class 2)
2022	2,410,921	17.04	to	17.04	41,074,375	—	to	—	2.92	to	2.92	(12.58)	to	(12.58)
2021	2,528,535	19.49	to	19.49	49,276,951	—	to	—	1.43	to	1.43	(0.31)	to	(0.31)
2020	2,420,158	19.55	to	19.55	47,310,309	—	to	—	2.13	to	2.13	9.73	to	9.73
2019	2,382,137	17.81	to	17.81	42,436,050	—	to	—	2.63	to	2.63	9.36	to	9.36
2018	2,397,081	16.29	to	16.29	39,048,082	—	to	—	2.50	to	2.50	(0.71)	to	(0.71)

American Funds IS Capital World Bond Fund® (Class 2)
2022	190,163	12.13	to	12.13	2,306,657	—	to	—	0.24	to	0.24	(17.69)	to	(17.69)
2021	188,123	14.74	to	14.74	2,772,507	—	to	—	1.69	to	1.69	(4.92)	to	(4.92)
2020	190,256	15.50	to	15.50	2,949,002	—	to	—	1.21	to	1.21	9.90	to	9.90
2019	196,715	14.10	to	14.10	2,774,469	—	to	—	1.54	to	1.54	7.77	to	7.77
2018	208,668	13.09	to	13.09	2,730,905	—	to	—	2.15	to	2.15	(1.33)	to	(1.33)

SA-115

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds IS Capital World Growth and Income Fund® (Class 2)
2022	363,748	$22.66	to	$22.66	$8,243,458	—%	to	—%	2.32%	to	2.32%	(17.33)%	to	(17.33)%
2021	370,703	27.41	to	27.41	10,162,655	—	to	—	1.62	to	1.62	14.78	to	14.78
2020	376,132	23.89	to	23.89	8,984,054	—	to	—	1.33	to	1.33	8.73	to	8.73
2019	364,382	21.97	to	21.97	8,004,444	—	to	—	1.93	to	1.93	31.14	to	31.14
2018	381,187	16.75	to	16.75	6,385,138	—	to	—	1.63	to	1.63	(9.63)	to	(9.63)

American Funds IS Global Growth Fund (Class 2)
2022	8,092,065	4.94	to	58.57	39,992,201	—	to	—	0.25	to	0.67	(24.74)	to	(24.74)
2021	8,328,636	6.57	to	77.82	54,697,494	—	to	—	0.33	to	0.34	16.42	to	16.42
2020	8,612,292	5.64	to	66.84	48,582,942	—	to	—	0.32	to	0.35	30.47	to	30.47
2019	9,445,031	4.32	to	4.32	40,833,421	—	to	—	1.13	to	1.13	35.28	to	35.28
2018	9,887,255	3.20	to	3.20	31,598,381	—	to	—	0.66	to	0.66	(9.05)	to	(9.05)

American Funds IS Global Small Capitalization Fund (Class 2)
2022	4,968,432	4.19	to	45.27	20,839,243	—	to	—	—	to	—	(29.55)	to	—
2021	5,004,409	5.95	to	64.27	29,795,351	—	to	—	—	to	—	—	to	6.74
2020	5,194,695	5.58	to	5.58	28,975,746	—	to	—	0.17	to	0.17	29.72	to	29.72
2019	5,693,788	4.30	to	4.30	24,482,321	—	to	—	0.16	to	0.16	31.52	to	31.52
2018	5,974,134	3.27	to	3.27	19,531,117	—	to	—	0.08	to	0.08	(10.55)	to	(10.55)

American Funds IS Growth Fund (Class 2)
2022	35,328,605	4.98	to	62.62	176,117,771	—	to	—	0.32	to	0.32	(29.94)	to	(29.94)
2021	36,127,285	7.11	to	89.38	257,051,739	—	to	—	0.22	to	0.22	21.99	to	21.99
2020	38,429,692	5.83	to	73.27	224,134,103	—	to	—	0.31	to	0.32	52.08	to	52.08
2019	41,095,839	3.83	to	48.18	157,588,645	—	to	—	0.75	to	0.78	30.77	to	30.77
2018	43,960,558	2.93	to	36.84	128,899,817	—	to	—	0.43	to	0.44	(0.25)	to	(0.25)

American Funds IS Growth-Income Fund (Class 2)
2022	26,352,665	4.79	to	46.64	126,265,421	—	to	—	0.87	to	1.28	(16.49)	to	(16.49)
2021	28,159,232	5.74	to	55.86	161,578,185	—	to	—	1.13	to	1.13	24.09	to	24.10
2020	29,856,094	4.62	to	45.01	138,052,453	—	to	—	1.38	to	1.58	13.55	to	13.55
2019	31,351,803	4.07	to	39.64	127,661,963	—	to	—	1.67	to	1.70	26.14	to	26.14
2018	33,758,945	3.23	to	31.43	108,978,582	—	to	—	1.40	to	1.42	(1.79)	to	(1.79)

American Funds IS International Fund (Class 2)
2022	1,375,820	30.16	to	34.38	47,283,430	—	to	—	1.75	to	1.80	(20.79)	to	(20.79)
2021	1,402,629	38.07	to	43.40	60,854,523	—	to	—	2.35	to	2.50	(1.50)	to	(1.50)
2020	1,512,328	38.65	to	44.06	66,611,695	—	to	—	0.67	to	0.69	13.97	to	13.97
2019	1,558,282	33.91	to	38.65	60,221,885	—	to	—	1.45	to	1.53	22.88	to	22.88
2018	1,655,120	27.59	to	31.46	52,054,359	—	to	—	1.72	to	1.75	(13.13)	to	(13.13)

American Funds IS New World Fund® (Class 2)
2022	381,900	48.89	to	48.89	18,672,065	—	to	—	1.33	to	1.33	(22.10)	to	(22.10)
2021	381,540	62.76	to	62.76	23,945,387	—	to	—	0.84	to	0.84	4.92	to	4.92
2020	407,180	59.82	to	59.82	24,355,884	—	to	—	0.07	to	0.07	23.58	to	23.58
2019	434,739	48.40	to	48.40	21,042,255	—	to	—	0.97	to	0.97	29.14	to	29.14
2018	441,846	37.48	to	37.48	16,559,968	—	to	—	0.85	to	0.85	(14.04)	to	(14.04)

Fidelity® VIP Asset Manager Portfolio (Initial Class)
2022	83,637	5.25	to	5.25	438,835	—	to	—	2.01	to	2.01	(14.93)	to	(14.93)
2021	96,107	6.17	to	6.17	592,792	—	to	—	1.55	to	1.55	9.92	to	9.92
2020	113,917	5.61	to	5.61	639,232	—	to	—	1.52	to	1.52	14.87	to	14.87
2019	122,447	4.88	to	4.88	598,152	—	to	—	1.72	to	1.72	18.25	to	18.25
2018	137,602	4.13	to	4.13	568,454	—	to	—	1.67	to	1.67	(5.35)	to	(5.35)

SA-116

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
2022	11,331	$38.90	to	$38.90	$440,723	—%	to	—%	0.11%	to	0.11%	(21.05)%	to	(21.05)%
2021	11,306	49.27	to	49.27	556,995	—	to	—	0.12	to	0.12	24.27	to	24.27
2020	11,401	39.65	to	39.65	451,988	—	to	—	0.04	to	0.04	33.34	to	33.34
2019	11,656	29.73	to	29.73	346,551	—	to	—	0.39	to	0.39	29.82	to	29.82
2018	11,595	22.90	to	22.90	265,562	—	to	—	0.35	to	0.35	(5.17)	to	(5.17)

Fidelity® VIP Equity-Income Portfolio (Initial Class)
2022	2,165,009	9.00	to	9.00	19,478,545	—	to	—	1.86	to	1.86	(4.96)	to	(4.96)
2021	2,332,543	9.47	to	9.47	22,080,618	—	to	—	1.86	to	1.86	24.89	to	24.89
2020	2,554,584	7.58	to	7.58	19,362,697	—	to	—	1.84	to	1.84	6.69	to	6.69
2019	2,686,174	7.10	to	7.10	19,082,554	—	to	—	2.01	to	2.01	27.44	to	27.44
2018	2,851,590	5.57	to	5.57	15,895,419	—	to	—	2.25	to	2.25	(8.29)	to	(8.29)

Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
2022	474,989	19.12	to	19.12	9,081,813	—	to	—	1.94	to	1.94	(13.66)	to	(13.66)
2021	491,564	22.15	to	22.15	10,885,937	—	to	—	1.18	to	1.18	5.60	to	5.60
2020	235,041	20.97	to	20.97	4,929,276	—	to	—	1.10	to	1.10	12.24	to	12.24
2019	223,999	18.69	to	18.69	4,185,434	—	to	—	1.93	to	1.93	15.75	to	15.75
2018	209,014	16.14	to	16.14	3,374,027	—	to	—	4.62	to	4.62	(4.26)	to	(4.26)

Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
2022	157,973	20.66	to	20.66	3,264,470	—	to	—	1.78	to	1.78	(15.97)	to	(15.97)
2021	185,415	24.59	to	24.59	4,559,645	—	to	—	1.10	to	1.10	9.26	to	9.26
2020	131,890	22.51	to	22.51	2,968,409	—	to	—	1.15	to	1.15	14.72	to	14.72
2019	107,857	19.62	to	19.62	2,116,014	—	to	—	2.25	to	2.25	19.88	to	19.88
2018	70,648	16.37	to	16.37	1,156,195	—	to	—	1.30	to	1.30	(6.08)	to	(6.08)

Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)
2022	295,228	22.92	to	22.92	6,767,867	—	to	—	1.73	to	1.73	(17.09)	to	(17.09)
2021	286,471	27.65	to	27.65	7,920,391	—	to	—	0.87	to	0.87	12.07	to	12.07
2020	280,963	24.67	to	24.67	6,931,456	—	to	—	0.96	to	0.96	16.64	to	16.64
2019	302,441	21.15	to	21.15	6,396,737	—	to	—	1.80	to	1.80	24.11	to	24.11
2018	274,236	17.04	to	17.04	4,673,382	—	to	—	1.23	to	1.23	(8.05)	to	(8.05)

Fidelity® VIP Government Money Market Portfolio (Service Class)
2022	2,355,437	10.59	to	10.59	24,952,698	—	to	—	1.37	to	1.37	1.36	to	1.36
2021	2,199,286	10.45	to	10.45	22,986,097	—	to	—	0.01	to	0.01	0.01	to	0.01
2020	1,908,239	10.45	to	10.45	19,943,183	—	to	—	0.25	to	0.25	0.28	to	0.28
2019	1,711,956	10.42	to	10.42	17,842,230	—	to	—	1.87	to	1.87	1.92	to	1.92
2018	1,263,420	10.23	to	10.23	12,919,921	—	to	—	1.56	to	1.56	1.55	to	1.55

Fidelity® VIP Growth Portfolio (Service Class 2)
2022	24,696	41.66	to	41.66	1,028,869	—	to	—	0.35	to	0.35	(24.64)	to	(24.64)
2021	30,277	55.29	to	55.29	1,673,886	—	to	—	—	to	—	22.90	to	22.90
2020	29,244	44.98	to	44.98	1,315,512	—	to	—	0.08	to	0.08	43.55	to	43.55
2019	55,701	31.34	to	31.34	1,745,490	—	to	—	0.05	to	0.05	33.98	to	33.98
2018	54,449	23.39	to	23.39	1,273,567	—	to	—	0.04	to	0.04	(0.43)	to	(0.43)

Fidelity® VIP Contrafund® Portfolio (Service Class 2)
2022	738,961	41.21	to	41.21	30,449,835	—	to	—	0.27	to	0.27	(26.49)	to	(26.49)
2021	762,183	56.05	to	56.05	42,723,130	—	to	—	0.03	to	0.03	27.51	to	27.51
2020	822,958	43.96	to	43.96	36,177,261	—	to	—	0.08	to	0.08	30.23	to	30.23
2019	844,105	33.75	to	33.75	28,492,570	—	to	—	0.21	to	0.21	31.27	to	31.27
2018	1,026,923	25.71	to	25.71	26,405,424	—	to	—	0.44	to	0.44	(6.64)	to	(6.64)

SA-117

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2022	655,630	$38.50	to	$38.50	$25,244,620	—%	to	—%	0.28%	to	0.28%	(14.97)%	to	(14.97)%
2021	633,409	45.28	to	45.28	28,681,834	—	to	—	0.35	to	0.35	25.31	to	25.31
2020	686,439	36.14	to	36.14	24,805,826	—	to	—	0.40	to	0.40	17.87	to	17.87
2019	740,974	30.66	to	30.66	22,717,551	—	to	—	0.68	to	0.68	23.17	to	23.17
2018	860,425	24.89	to	24.89	21,416,983	—	to	—	0.40	to	0.40	(14.77)	to	(14.77)

Fidelity® VIP Overseas Portfolio (Initial Class)
2022	88,210	4.19	to	4.19	369,499	—	to	—	1.07	to	1.07	(24.48)	to	(24.48)
2021	93,039	5.55	to	5.55	516,095	—	to	—	0.53	to	0.53	19.70	to	19.70
2020	96,777	4.63	to	4.63	448,492	—	to	—	0.45	to	0.45	15.61	to	15.61
2019	101,110	4.01	to	4.01	405,292	—	to	—	1.73	to	1.73	27.77	to	27.77
2018	108,049	3.14	to	3.14	338,981	—	to	—	1.53	to	1.53	(14.81)	to	(14.81)

Fidelity® VIP Strategic Income Portfolio (Service Class 2)
2022	7,251	17.31	to	17.31	125,475	—	to	—	3.38	to	3.38	(11.52)	to	(11.52)
2021	8,822	19.56	to	19.56	172,539	—	to	—	2.40	to	2.40	3.53	to	3.53
2020	9,281	18.89	to	18.89	175,333	—	to	—	2.71	to	2.71	7.16	to	7.16
2019	12,209	17.63	to	17.63	215,225	—	to	—	2.64	to	2.64	10.66	to	10.66
2018	16,120	15.93	to	15.93	256,812	—	to	—	3.39	to	3.39	(2.82)	to	(2.82)

Fidelity® VIP Value Strategies Portfolio (Service Class 2)
2022	6,138	32.00	to	32.00	196,406	—	to	—	0.66	to	0.66	(7.35)	to	(7.35)
2021	4,819	34.54	to	34.54	166,431	—	to	—	1.88	to	1.88	33.34	to	33.34
2020	2,406	25.90	to	25.90	62,306	—	to	—	1.04	to	1.04	8.02	to	8.02
2019	6,654	23.98	to	23.98	159,539	—	to	—	1.50	to	1.50	34.10	to	34.10
2018	5,655	17.88	to	17.88	101,114	—	to	—	0.66	to	0.66	(17.50)	to	(17.50)

Franklin DynaTech VIP Fund (Class 2)
2022	42,363	30.23	to	30.23	1,280,772	—	to	—	—	to	—	(39.96)	to	(39.96)
2021	39,781	50.35	to	50.35	2,003,061	—	to	—	—	to	—	16.14	to	16.14
2020	47,310	43.35	to	43.35	2,051,015	—	to	—	—	to	—	44.88	to	44.88
2019	41,808	29.92	to	29.92	1,250,974	—	to	—	—	to	—	31.17	to	31.17
2018	41,961	22.81	to	22.81	957,241	—	to	—	—	to	—	3.14	to	3.14

Franklin Income VIP Fund (Class 2)
2022	1,069,911	25.17	to	25.17	26,925,645	—	to	—	4.84	to	4.84	(5.47)	to	(5.47)
2021	1,055,827	26.62	to	26.62	28,109,897	—	to	—	4.66	to	4.66	16.75	to	16.75
2020	1,105,013	22.80	to	22.80	25,197,630	—	to	—	5.88	to	5.88	0.69	to	0.69
2019	1,124,323	22.65	to	22.65	25,461,203	—	to	—	5.36	to	5.36	16.06	to	16.06
2018	1,168,046	19.51	to	19.51	22,791,371	—	to	—	4.82	to	4.82	(4.30)	to	(4.30)

Franklin Mutual Global Discovery VIP Fund (Class 2)
2022	661,811	26.33	to	26.33	17,427,899	—	to	—	1.41	to	1.41	(4.75)	to	(4.75)
2021	693,695	27.65	to	27.65	19,178,304	—	to	—	2.69	to	2.69	19.13	to	19.13
2020	717,426	23.21	to	23.21	16,649,753	—	to	—	2.38	to	2.38	(4.46)	to	(4.46)
2019	744,259	24.29	to	24.29	18,079,229	—	to	—	1.61	to	1.61	24.37	to	24.37
2018	798,474	19.53	to	19.53	15,595,873	—	to	—	2.24	to	2.24	(11.22)	to	(11.22)

Franklin Mutual Shares VIP Fund (Class 2)
2022	816,939	31.47	to	33.16	27,077,879	—	to	—	1.84	to	1.85	(7.43)	to	(7.43)
2021	863,971	34.00	to	35.82	30,935,732	—	to	—	2.87	to	2.90	19.17	to	19.17
2020	936,156	28.53	to	30.06	28,129,101	—	to	—	2.81	to	2.84	(5.04)	to	(5.04)
2019	1,041,062	30.05	to	31.65	32,943,205	—	to	—	1.82	to	1.85	22.57	to	22.57
2018	1,159,807	24.51	to	25.82	29,942,759	—	to	—	2.41	to	2.41	(9.07)	to	(9.07)

SA-118

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Rising Dividends VIP Fund (Class 2)
2022	86,410	$49.03	to	$49.03	$4,236,514	—%	to	—%	0.80%	to	0.80%	(10.57)%	to	(10.57)%
2021	87,217	54.82	to	54.82	4,781,534	—	to	—	0.87	to	0.87	26.79	to	26.79
2020	94,457	43.24	to	43.24	4,084,265	—	to	—	1.22	to	1.22	15.97	to	15.97
2019	96,860	37.29	to	37.29	3,611,428	—	to	—	1.23	to	1.23	29.23	to	29.23
2018	106,381	28.85	to	28.85	3,069,219	—	to	—	1.26	to	1.26	(5.07)	to	(5.07)

Franklin Small Cap Value VIP Fund (Class 2)
2022	304,034	56.43	to	56.43	17,155,260	—	to	—	0.98	to	0.98	(10.06)	to	(10.06)
2021	330,084	62.74	to	62.74	20,709,416	—	to	—	1.01	to	1.01	25.37	to	25.37
2020	341,362	50.05	to	50.05	17,083,664	—	to	—	1.49	to	1.49	5.19	to	5.19
2019	341,264	47.58	to	47.58	16,236,251	—	to	—	1.05	to	1.05	26.35	to	26.35
2018	367,368	37.66	to	37.66	13,833,407	—	to	—	0.85	to	0.85	(12.88)	to	(12.88)

Franklin Small-Mid Cap Growth VIP Fund (Class 2)
2022	87,300	32.47	to	40.13	2,835,054	—	to	—	—	to	—	(33.69)	to	(33.69)
2021	93,595	48.97	to	60.52	4,588,070	—	to	—	—	to	—	10.01	to	10.01
2020	108,372	44.52	to	55.01	4,828,326	—	to	—	—	to	—	55.09	to	55.09
2019	105,991	28.70	to	28.70	3,042,294	—	to	—	—	to	—	31.44	to	31.44
2018	113,569	21.84	to	21.84	2,480,167	—	to	—	—	to	—	(5.37)	to	(5.37)

Franklin Strategic Income VIP Fund (Class 1)
2022	925,235	16.86	to	27.27	15,608,582	—	to	—	4.39	to	5.04	(10.46)	to	(10.46)
2021	951,932	18.82	to	30.46	17,947,012	—	to	—	3.44	to	3.44	2.28	to	2.28
2020	930,696	18.40	to	29.78	17,154,506	—	to	—	3.60	to	5.06	3.75	to	3.75
2019	982,037	17.74	to	28.70	17,432,296	—	to	—	5.38	to	5.43	8.41	to	8.41
2018	1,108,818	16.36	to	26.47	18,154,695	—	to	—	2.89	to	2.91	(1.91)	to	(1.91)

Putnam VT George Putnam Balanced Fund (Class IA)
2022	3,922	34.01	to	34.01	133,390	—	to	—	1.18	to	1.18	(15.82)	to	(15.82)
2021	4,330	40.40	to	40.40	174,931	—	to	—	1.03	to	1.03	14.28	to	14.28
2020	4,593	35.35	to	35.35	162,357	—	to	—	1.37	to	1.37	15.61	to	15.61
2019	5,119	30.58	to	30.58	156,540	—	to	—	1.58	to	1.58	24.35	to	24.35
2018	5,419	24.59	to	24.59	133,267	—	to	—	0.91	to	0.91	(2.82)	to	(2.82)

Hartford Balanced HLS Fund (Class IA)
2022	5,490,137	8.54	to	8.54	46,863,044	—	to	—	1.80	to	1.80	(13.42)	to	(13.42)
2021	5,911,958	9.86	to	9.86	58,288,834	—	to	—	1.03	to	1.03	19.64	to	19.64
2020	6,227,032	8.24	to	8.24	51,315,162	—	to	—	1.67	to	1.67	11.62	to	11.62
2019	6,937,349	7.38	to	7.38	51,219,138	—	to	—	1.93	to	1.93	22.80	to	22.80
2018	7,195,032	6.01	to	6.01	43,259,843	—	to	—	1.97	to	1.97	(5.24)	to	(5.24)

Hartford Capital Appreciation HLS Fund (Class IA)
2022	7,344,296	20.89	to	20.89	153,458,909	—	to	—	0.94	to	0.94	(15.30)	to	(15.30)
2021	7,696,807	24.67	to	24.67	189,871,456	—	to	—	0.47	to	0.47	14.76	to	14.76
2020	8,157,894	21.50	to	21.50	175,360,790	—	to	—	0.97	to	0.97	21.92	to	21.92
2019	8,739,384	17.63	to	17.63	154,091,247	—	to	—	1.18	to	1.18	31.28	to	31.28
2018	9,660,117	13.43	to	13.43	129,741,943	—	to	—	0.91	to	0.91	(6.96)	to	(6.96)

Hartford Disciplined Equity HLS Fund (Class IA)
2022	16,148,118	6.10	to	6.10	98,521,765	—	to	—	1.01	to	1.01	(18.96)	to	(18.96)
2021	16,907,528	7.53	to	7.53	127,286,801	—	to	—	0.57	to	0.57	25.52	to	25.52
2020	18,014,627	6.00	to	6.00	108,050,830	—	to	—	0.58	to	0.58	18.04	to	18.04
2019	7,673,703	5.08	to	5.08	38,991,926	—	to	—	0.92	to	0.92	34.12	to	34.12
2018	8,102,755	3.79	to	3.79	30,697,369	—	to	—	0.74	to	0.74	(1.99)	to	(1.99)

SA-119

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Dividend and Growth HLS Fund (Class IA)
2022	7,487,794	$15.27	to	$15.27	$114,351,048	—%	to	—%	1.68%	to	1.68%	(8.93)%	to	(8.93)%
2021	8,004,894	16.77	to	16.77	134,241,589	—	to	—	1.31	to	1.31	32.00	to	32.00
2020	8,668,722	12.70	to	12.70	110,135,073	—	to	—	2.03	to	2.03	7.77	to	7.77
2019	8,603,081	11.79	to	11.79	101,421,297	—	to	—	1.93	to	1.93	28.60	to	28.60
2018	9,043,280	9.17	to	9.17	82,898,660	—	to	—	1.93	to	1.93	(5.32)	to	(5.32)

Hartford International Opportunities HLS Fund (Class IA)
2022	6,200,636	5.65	to	5.65	35,009,408	—	to	—	1.66	to	1.66	(18.15)	to	(18.15)
2021	6,286,286	6.90	to	6.90	43,360,979	—	to	—	1.02	to	1.02	7.82	to	7.82
2020	6,377,009	6.40	to	6.40	40,797,488	—	to	—	1.94	to	1.94	20.45	to	20.45
2019	6,634,204	5.31	to	5.31	35,237,111	—	to	—	1.89	to	1.89	26.42	to	26.42
2018	6,980,252	4.20	to	4.20	29,326,271	—	to	—	1.94	to	1.94	(18.74)	to	(18.74)

Hartford MidCap HLS Fund (Class IA)
2022	3,855,682	13.60	to	13.60	52,437,963	—	to	—	0.86	to	0.89	(24.30)	to	(24.30)
2021	4,075,927	17.97	to	17.97	73,229,172	—	to	—	—	to	—	9.91	to	9.91
2020	4,318,032	16.35	to	16.35	70,585,956	—	to	—	0.05	to	0.06	25.11	to	26.19
2019	4,000,826	13.07	to	13.07	52,276,427	—	to	—	0.18	to	0.18	32.87	to	32.87
2018	4,390,292	9.83	to	9.83	43,175,493	—	to	—	0.03	to	0.03	(7.44)	to	(7.44)

Hartford Small Company HLS Fund (Class IA)
2022	2,696,187	7.10	to	7.10	19,146,975	—	to	—	—	to	—	(30.94)	to	(30.94)
2021	2,817,701	10.28	to	10.28	28,973,091	—	to	—	—	to	—	1.56	to	1.56
2020	3,257,748	10.12	to	10.12	32,982,871	—	to	—	—	to	—	55.52	to	55.52
2019	3,530,714	6.51	to	6.51	22,985,793	—	to	—	—	to	—	37.00	to	37.00
2018	4,048,358	4.75	to	4.75	19,238,364	—	to	—	—	to	—	(4.23)	to	(4.23)

Hartford Small Cap Growth HLS Fund (Class IA)
2022	9,531	37.62	to	37.62	358,591	—	to	—	—	to	—	(28.46)	to	(28.46)
2021	13,886	52.59	to	52.59	730,269	—	to	—	—	to	—	4.02	to	4.02
2020	13,588	50.56	to	50.56	687,021	—	to	—	—	to	—	33.20	to	33.20
2019	15,388	37.96	to	37.96	584,121	—	to	—	—	to	—	35.81	to	35.81
2018	13,686	27.95	to	27.95	382,515	—	to	—	—	to	—	(11.70)	to	(11.70)

Hartford Stock HLS Fund (Class IA)
2022	3,944,538	14.44	to	14.44	56,941,537	—	to	—	1.63	to	1.63	(5.14)	to	(5.14)
2021	4,243,576	15.22	to	15.22	64,575,847	—	to	—	1.19	to	1.19	24.98	to	24.98
2020	4,692,158	12.18	to	12.18	57,130,631	—	to	—	1.65	to	1.65	12.08	to	12.08
2019	5,336,892	10.86	to	10.86	57,979,034	—	to	—	1.65	to	1.65	31.22	to	31.22
2018	5,764,693	8.28	to	8.28	47,726,299	—	to	—	1.54	to	1.54	(0.14)	to	(0.14)

Hartford Total Return Bond HLS Fund (Class IA)
2022	24,490,251	3.77	to	3.77	92,328,246	—	to	—	3.00	to	3.00	(14.21)	to	(14.21)
2021	25,150,832	4.39	to	4.39	110,525,836	—	to	—	2.45	to	2.45	(0.94)	to	(0.94)
2020	24,584,128	4.44	to	4.44	109,065,762	—	to	—	3.66	to	3.66	9.02	to	9.02
2019	22,071,678	4.07	to	4.07	89,813,853	—	to	—	3.95	to	3.95	10.65	to	10.65
2018	22,780,139	3.68	to	3.68	83,775,555	—	to	—	3.96	to	3.96	(0.81)	to	(0.81)

Hartford Ultrashort Bond HLS Fund (Class IA)
2022	14,919,026	1.94	to	1.94	28,920,084	—	to	—	0.23	to	0.23	(0.17)	to	(0.17)
2021	15,423,591	1.94	to	1.94	29,949,221	—	to	—	0.68	to	0.68	(0.19)	to	(0.19)
2020	15,724,769	1.95	to	1.95	30,591,122	—	to	—	2.23	to	2.23	1.44	to	1.44
2019	12,833,240	1.92	to	1.92	24,612,485	—	to	—	2.37	to	2.37	2.82	to	2.82
2018	15,401,509	1.87	to	1.87	28,729,205	—	to	—	1.17	to	1.17	1.57	to	1.57

SA-120

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. American Franchise Fund (Series I)
2022	181,207	$30.00	to	$30.00	$5,436,946	—%	to	—%	—%	to	—%	(31.11)%	to	(31.11)%
2021	185,317	43.56	to	43.56	8,071,552	—	to	—	—	to	—	11.93	to	11.93
2020	196,303	38.91	to	38.91	7,638,982	—	to	—	0.07	to	0.07	42.35	to	42.35
2019	199,031	27.34	to	27.34	5,440,764	—	to	—	—	to	—	36.76	to	36.76
2018	245,568	19.99	to	19.99	4,908,701	—	to	—	—	to	—	(3.62)	to	(3.62)

Invesco V.I. American Value Fund (Series I)
2022	4,737	46.78	to	46.78	221,582	—	to	—	0.76	to	0.76	(2.61)	to	(2.61)
2021	4,976	48.04	to	48.04	239,040	—	to	—	0.45	to	0.45	27.95	to	27.95
2020	5,134	37.54	to	37.54	192,735	—	to	—	0.93	to	0.93	1.12	to	1.12
2019	5,211	37.13	to	37.13	193,471	—	to	—	0.71	to	0.71	25.03	to	25.03
2018	5,328	29.70	to	29.70	158,223	—	to	—	0.49	to	0.49	(12.65)	to	(12.65)

Invesco V.I. Balanced-Risk Allocation Fund (Series I)
2022	218,673	17.43	to	17.43	3,810,759	—	to	—	7.51	to	7.51	(14.35)	to	(14.35)
2021	214,169	20.35	to	20.35	4,357,686	—	to	—	3.06	to	3.06	9.54	to	9.54
2020	226,948	18.57	to	18.57	4,215,368	—	to	—	7.71	to	7.71	10.22	to	10.22
2019	252,314	16.85	to	16.85	4,251,777	—	to	—	—	to	—	15.21	to	15.21
2018	254,027	14.63	to	14.63	3,715,656	—	to	—	1.55	to	1.55	(6.46)	to	(6.46)

Invesco V.I. Comstock Fund (Series II)
2022	277,585	36.25	to	36.25	10,061,399	—	to	—	1.35	to	1.35	0.85	to	0.85
2021	297,518	35.94	to	35.94	10,693,451	—	to	—	1.62	to	1.62	33.04	to	33.04
2020	318,418	27.02	to	27.02	8,602,268	—	to	—	2.17	to	2.17	(1.09)	to	(1.09)
2019	339,897	27.31	to	27.31	9,283,536	—	to	—	1.68	to	1.68	24.94	to	24.94
2018	376,987	21.86	to	21.86	8,241,222	—	to	—	1.44	to	1.44	(12.37)	to	(12.37)

Invesco V.I. Core Equity Fund (Series I)
2022	22,014	38.90	to	38.90	856,341	—	to	—	0.92	to	0.92	(20.55)	to	(20.55)
2021	22,943	48.96	to	48.96	1,123,267	—	to	—	0.66	to	0.66	27.74	to	27.74
2020	24,438	38.33	to	38.33	936,637	—	to	—	1.34	to	1.34	13.85	to	13.85
2019	32,974	33.66	to	33.66	1,110,074	—	to	—	0.93	to	0.93	28.96	to	28.96
2018	37,845	26.10	to	26.10	987,917	—	to	—	0.90	to	0.90	(9.39)	to	(9.39)

Invesco V.I. Diversified Dividend Fund (Series II)
2022	293	28.80	to	28.80	8,433	—	to	—	1.67	to	1.67	(1.92)	to	(1.92)
2021	296	29.36	to	29.36	8,700	—	to	—	1.99	to	1.99	18.59	to	18.59
2020	300	24.76	to	24.76	7,417	—	to	—	2.92	to	2.92	(0.13)	to	(0.13)
2019	303	24.79	to	24.79	7,517	—	to	—	2.72	to	2.72	24.77	to	24.77
2018	307	19.87	to	19.87	6,094	—	to	—	2.18	to	2.18	(7.81)	to	(7.81)

Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
2022	1,175	58.80	to	58.80	69,117	—	to	—	0.81	to	0.81	(12.06)	to	(12.06)
2021	1,214	66.86	to	66.86	81,178	—	to	—	1.06	to	1.06	28.88	to	28.88
2020	1,233	51.88	to	51.88	63,942	—	to	—	1.31	to	1.31	12.42	to	12.42
2019	1,245	46.15	to	46.15	57,451	—	to	—	1.54	to	1.54	28.46	to	28.46
2018	1,243	35.92	to	35.92	44,666	—	to	—	1.04	to	1.04	(8.11)	to	(8.11)

Invesco V.I. Global Real Estate Fund (Series I)
2022	35,733	21.62	to	21.62	772,563	—	to	—	2.82	to	2.82	(24.93)	to	(24.93)
2021	38,134	28.80	to	28.80	1,098,345	—	to	—	2.60	to	2.60	25.71	to	25.71
2020	44,619	22.91	to	22.91	1,022,301	—	to	—	5.30	to	5.30	(12.32)	to	(12.32)
2019	46,360	26.13	to	26.13	1,211,406	—	to	—	4.69	to	4.69	23.00	to	23.00
2018	44,644	21.24	to	21.24	948,432	—	to	—	3.82	to	3.82	(6.15)	to	(6.15)

SA-121

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Growth and Income Fund (Series II)
2022	92,541	$29.43	to	$41.98	$2,871,297	—%	to	—%	1.29%	to	1.33%	(6.00)%	to	(6.00)%
2021	88,582	31.31	to	44.66	2,936,509	—	to	—	1.34	to	1.37	28.19	to	28.19
2020	95,914	24.42	to	34.84	2,473,206	—	to	—	2.03	to	2.08	1.85	to	1.85
2019	96,255	23.98	to	34.20	2,439,615	—	to	—	1.58	to	1.59	24.85	to	24.85
2018	95,861	19.21	to	27.40	1,948,355	—	to	—	1.77	to	1.79	(13.59)	to	(13.59)

Invesco V.I. Eqv International Equity Fund (Series I)
2022	696,847	16.44	to	16.44	11,457,254	—	to	—	1.74	to	1.74	(18.31)	to	(18.31)
2021	722,743	20.13	to	20.13	14,545,598	—	to	—	1.25	to	1.25	5.89	to	5.89
2020	764,718	19.01	to	19.01	14,534,461	—	to	—	2.44	to	2.44	14.00	to	14.00
2019	772,587	16.67	to	16.67	12,881,253	—	to	—	1.58	to	1.58	28.57	to	28.57
2018	820,828	12.97	to	12.97	10,644,312	—	to	—	2.05	to	2.05	(14.98)	to	(14.98)

Invesco V.I. Main Street Mid Cap Fund® (Series I)
2022	65,713	40.48	to	40.48	2,660,250	—	to	—	0.35	to	0.35	(14.26)	to	(14.26)
2021	72,687	47.22	to	47.22	3,431,999	—	to	—	0.45	to	0.45	23.24	to	23.24
2020	76,763	38.31	to	38.31	2,940,889	—	to	—	0.73	to	0.73	9.25	to	9.25
2019	86,213	35.07	to	35.07	3,023,319	—	to	—	0.48	to	0.48	25.28	to	25.28
2018	101,923	27.99	to	27.99	2,853,068	—	to	—	0.51	to	0.51	(11.35)	to	(11.35)

Invesco V.I. Small Cap Equity Fund (Series I)
2022	270,122	34.72	to	34.72	9,379,321	—	to	—	—	to	—	(20.51)	to	(20.51)
2021	278,436	43.68	to	43.68	12,161,941	—	to	—	0.16	to	0.16	20.40	to	20.40
2020	286,296	36.28	to	36.28	10,386,249	—	to	—	0.37	to	0.37	27.24	to	27.24
2019	288,141	28.51	to	28.51	8,215,128	—	to	—	—	to	—	26.60	to	26.60
2018	296,262	22.52	to	22.52	6,672,016	—	to	—	—	to	—	(15.08)	to	(15.08)

Lord Abbett Bond Debenture Portfolio (Class VC)
2022	563,448	21.38	to	21.38	12,048,436	—	to	—	4.44	to	4.44	(12.80)	to	(12.80)
2021	578,001	24.52	to	24.52	14,174,150	—	to	—	3.24	to	3.24	3.28	to	3.28
2020	524,680	23.74	to	23.74	12,458,276	—	to	—	4.01	to	4.01	7.30	to	7.30
2019	527,412	22.13	to	22.13	11,670,733	—	to	—	3.95	to	3.95	13.35	to	13.35
2018	529,205	19.52	to	19.52	10,330,803	—	to	—	4.39	to	4.39	(4.02)	to	(4.02)

Lord Abbett Dividend Growth Portfolio (Class VC)
2022	108,677	40.30	to	40.30	4,380,217	—	to	—	0.83	to	0.83	(13.55)	to	(13.55)
2021	119,213	46.62	to	46.62	5,557,943	—	to	—	0.73	to	0.73	25.62	to	25.62
2020	113,857	37.11	to	37.11	4,225,636	—	to	—	1.01	to	1.01	15.42	to	15.42
2019	117,557	32.16	to	32.16	3,780,227	—	to	—	1.52	to	1.52	26.45	to	26.45
2018	137,068	25.43	to	25.43	3,485,789	—	to	—	1.78	to	1.78	(4.67)	to	(4.67)

Lord Abbett Fundamental Equity Portfolio (Class VC)
2022	41,780	29.05	to	29.05	1,213,548	—	to	—	1.10	to	1.10	(11.98)	to	(11.98)
2021	41,527	33.00	to	33.00	1,370,415	—	to	—	0.80	to	0.80	27.31	to	27.31
2020	45,897	25.92	to	25.92	1,189,681	—	to	—	1.35	to	1.35	1.77	to	1.77
2019	40,657	25.47	to	25.47	1,035,504	—	to	—	1.34	to	1.34	21.51	to	21.51
2018	38,831	20.96	to	20.96	813,880	—	to	—	1.58	to	1.58	(8.16)	to	(8.16)

Lord Abbett Growth and Income Portfolio (Class VC)
2022	177,193	29.95	to	29.95	5,306,200	—	to	—	1.38	to	1.38	(9.44)	to	(9.44)
2021	153,970	33.07	to	33.07	5,091,343	—	to	—	1.03	to	1.03	29.02	to	29.02
2020	164,935	25.63	to	25.63	4,227,212	—	to	—	1.75	to	1.75	2.70	to	2.70
2019	178,136	24.96	to	24.96	4,445,632	—	to	—	1.68	to	1.68	22.49	to	22.49
2018	186,983	20.37	to	20.37	3,809,558	—	to	—	1.42	to	1.42	(8.14)	to	(8.14)

SA-122

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS® Growth Series (Initial Class)
2022	74,030	$43.55	to	$58.26	$3,223,642	—%	to	—%	—%	to	—%	(31.63)%	to	—%
2021	73,288	63.70	to	85.21	4,668,111	—	to	—	—	to	—	—	to	23.53
2020	77,178	51.56	to	51.56	3,979,402	—	to	—	—	to	—	31.86	to	31.86
2019	104,456	39.10	to	39.10	4,084,669	—	to	—	—	to	—	38.15	to	38.15
2018	91,279	28.31	to	28.31	2,583,711	—	to	—	0.10	to	0.10	2.67	to	2.67

MFS® Investors Trust Series (Initial Class)
2022	146,445	42.22	to	46.56	6,183,511	—	to	—	0.68	to	0.90	(16.49)	to	(16.49)
2021	147,573	50.56	to	55.75	7,462,261	—	to	—	0.61	to	0.62	26.81	to	26.81
2020	148,319	39.87	to	43.96	5,914,323	—	to	—	0.64	to	1.20	13.87	to	13.87
2019	149,645	35.01	to	35.01	5,239,752	—	to	—	0.68	to	0.68	31.58	to	31.58
2018	163,922	26.61	to	26.61	4,362,145	—	to	—	0.75	to	0.75	(5.49)	to	(5.49)

MFS® New Discovery Series (Initial Class)
2022	41,880	59.97	to	59.97	2,511,531	—	to	—	—	to	—	(29.76)	to	(29.76)
2021	46,192	85.38	to	85.38	3,943,721	—	to	—	—	to	—	1.80	to	1.80
2020	46,505	83.87	to	83.87	3,900,186	—	to	—	—	to	—	45.89	to	45.89
2019	49,146	57.49	to	57.49	2,825,290	—	to	—	—	to	—	41.70	to	41.70
2018	49,682	40.57	to	40.57	2,015,583	—	to	—	—	to	—	(1.48)	to	(1.48)

MFS® Total Return Bond Series (Initial Class)
2022	1,652,554	15.91	to	15.91	26,285,190	—	to	—	2.77	to	2.77	(13.93)	to	(13.93)
2021	1,693,368	18.48	to	18.48	31,295,265	—	to	—	2.67	to	2.67	(0.81)	to	(0.81)
2020	1,709,455	18.63	to	18.63	31,851,565	—	to	—	3.48	to	3.48	8.47	to	8.47
2019	1,758,189	17.18	to	17.18	30,202,026	—	to	—	3.43	to	3.43	10.21	to	10.21
2018	1,861,241	15.59	to	15.59	29,011,203	—	to	—	3.22	to	3.22	(1.09)	to	(1.09)

MFS® Total Return Series (Initial Class)
2022	453,740	33.28	to	33.40	15,153,217	—	to	—	1.73	to	1.75	(9.58)	to	(9.58)
2021	455,305	36.80	to	36.94	16,816,881	—	to	—	1.80	to	1.81	14.12	to	14.12
2020	469,138	32.25	to	32.37	15,184,393	—	to	—	2.33	to	2.37	9.81	to	9.81
2019	482,937	29.37	to	29.47	14,234,211	—	to	—	2.37	to	2.37	20.38	to	20.38
2018	507,387	24.40	to	24.48	12,422,620	—	to	—	2.22	to	2.23	(5.61)	to	(5.61)

MFS® Value Series (Initial Class)
2022	1,101,751	33.35	to	33.35	36,741,095	—	to	—	1.40	to	1.40	(5.91)	to	(5.91)
2021	1,129,322	35.44	to	35.44	40,025,114	—	to	—	1.33	to	1.33	25.45	to	25.45
2020	1,178,062	28.25	to	28.25	33,281,559	—	to	—	1.59	to	1.59	3.48	to	3.48
2019	1,184,999	27.30	to	27.30	32,353,163	—	to	—	2.14	to	2.14	29.80	to	29.80
2018	1,235,294	21.03	to	21.03	25,983,180	—	to	—	1.55	to	1.55	(10.09)	to	(10.09)

Invesco V.I. Capital Appreciation Fund (Series II)
2022	77,183	34.19	to	34.19	2,639,058	—	to	—	—	to	—	(30.96)	to	(30.96)
2021	85,833	49.53	to	49.53	4,251,077	—	to	—	—	to	—	22.28	to	22.28
2020	102,660	40.50	to	40.50	4,158,046	—	to	—	—	to	—	36.24	to	36.24
2019	109,165	29.73	to	29.73	3,245,406	—	to	—	—	to	—	35.85	to	35.85
2018	140,890	21.88	to	21.88	3,083,326	—	to	—	—	to	—	(5.96)	to	(5.96)

Invesco V.I. Global Fund (Series II)
2022	119,358	29.50	to	29.50	3,520,808	—	to	—	—	to	—	(31.94)	to	(31.94)
2021	127,064	43.34	to	43.34	5,506,778	—	to	—	—	to	—	15.17	to	15.17
2020	142,343	37.63	to	37.63	5,356,379	—	to	—	0.45	to	0.45	27.34	to	27.34
2019	144,024	29.55	to	29.55	4,256,149	—	to	—	0.64	to	0.64	31.45	to	31.45
2018	146,418	22.48	to	22.48	3,291,595	—	to	—	0.75	to	0.75	(13.39)	to	(13.39)

SA-123

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Main Street Fund® (Series II)
2022	65,466	$35.51	to	$35.51	$2,324,956	—%	to	—%	1.11%	to	1.11%	(20.31)%	to	(20.31)%
2021	68,577	44.56	to	44.56	3,056,099	—	to	—	0.52	to	0.52	27.23	to	27.23
2020	72,347	35.03	to	35.03	2,534,083	—	to	—	1.21	to	1.21	13.69	to	13.69
2019	73,087	30.81	to	30.81	2,251,656	—	to	—	0.82	to	0.82	31.74	to	31.74
2018	76,598	23.39	to	23.39	1,791,308	—	to	—	0.90	to	0.90	(8.10)	to	(8.10)

Invesco V.I. Main Street Small Cap Fund® (Series II)
2022	151,224	36.23	to	36.23	5,478,400	—	to	—	0.26	to	0.26	(16.04)	to	(16.04)
2021	151,265	43.15	to	43.15	6,526,972	—	to	—	0.18	to	0.18	22.26	to	22.26
2020	169,735	35.29	to	35.29	5,990,337	—	to	—	0.38	to	0.38	19.64	to	19.64
2019	181,983	29.50	to	29.50	5,368,465	—	to	—	—	to	—	26.13	to	26.13
2018	145,634	23.39	to	23.39	3,406,091	—	to	—	0.06	to	0.06	(10.54)	to	(10.54)

Putnam VT Small Cap Growth Fund (Class IB)
2022	40,442	50.80	to	50.80	2,054,440	—	to	—	—	to	—	(28.30)	to	(28.30)
2021	45,746	70.85	to	70.85	3,241,130	—	to	—	—	to	—	13.87	to	13.87
2020	52,650	62.22	to	62.22	3,275,970	—	to	—	—	to	—	48.37	to	48.37
2019	54,505	41.94	to	41.94	2,285,739	—	to	—	—	to	—	37.45	to	37.45
2018	56,386	30.51	to	30.51	1,720,409	—	to	—	—	to	—	(13.84)	to	(13.84)

Putnam VT Diversified Income Fund (Class IA)
2022	32,797	34.43	to	34.43	1,129,201	—	to	—	7.21	to	7.21	(2.06)	to	(2.06)
2021	39,837	35.15	to	35.15	1,400,448	—	to	—	0.94	to	0.94	(6.73)	to	(6.73)
2020	45,213	37.69	to	37.69	1,704,148	—	to	—	8.07	to	8.07	(0.76)	to	(0.76)
2019	51,524	37.98	to	37.98	1,956,808	—	to	—	3.69	to	3.69	11.56	to	11.56
2018	60,135	34.04	to	34.04	2,047,242	—	to	—	4.46	to	4.46	(0.74)	to	(0.74)

Putnam VT Large Cap Value Fund (Class IA)
2022	244,492	59.53	to	59.53	14,554,763	—	to	—	1.70	to	1.70	(2.87)	to	(2.87)
2021	262,434	61.29	to	61.29	16,084,126	—	to	—	1.38	to	1.38	27.62	to	27.62
2020	280,947	48.02	to	48.02	13,492,377	—	to	—	1.97	to	1.97	6.06	to	6.06
2019	299,393	45.28	to	45.28	13,557,148	—	to	—	2.27	to	2.27	30.73	to	30.73
2018	329,525	34.64	to	34.64	11,413,915	—	to	—	0.94	to	0.94	(8.27)	to	(8.27)

Putnam VT Global Asset Allocation Fund (Class IA)
2022	1,938	67.93	to	67.93	131,630	—	to	—	1.87	to	1.87	(15.82)	to	(15.82)
2021	2,662	80.69	to	80.69	214,780	—	to	—	0.92	to	0.92	14.25	to	14.25
2020	2,816	70.63	to	70.63	198,881	—	to	—	2.23	to	2.23	12.58	to	12.58
2019	3,275	62.73	to	62.73	205,439	—	to	—	1.77	to	1.77	17.42	to	17.42
2018	3,739	53.43	to	53.43	199,748	—	to	—	2.14	to	2.14	(7.02)	to	(7.02)

Putnam VT Focused International Equity Fund (Class IA)
2022	80,807	57.84	to	57.84	4,673,738	—	to	—	2.04	to	2.04	(17.99)	to	(17.99)
2021	83,606	70.53	to	70.53	5,896,545	—	to	—	0.97	to	0.97	12.84	to	12.84
2020	87,834	62.50	to	62.50	5,489,681	—	to	—	0.41	to	0.41	10.32	to	10.32
2019	94,435	56.66	to	56.66	5,350,375	—	to	—	0.00 (1)	to	0.00 (1)	26.92	to	26.92
2018	93,895	44.64	to	44.64	4,191,312	—	to	—	0.56	to	0.56	(12.21)	to	(12.21)

Putnam VT Global Health Care Fund (Class IA)
2022	16,287	65.77	to	65.77	1,071,163	—	to	—	0.63	to	0.63	(4.44)	to	(4.44)
2021	17,297	68.82	to	68.82	1,190,449	—	to	—	1.28	to	1.28	19.77	to	19.77
2020	20,804	57.46	to	57.46	1,195,484	—	to	—	0.71	to	0.71	16.47	to	16.47
2019	22,278	49.34	to	49.34	1,099,101	—	to	—	0.24	to	0.24	30.58	to	30.58
2018	23,846	37.78	to	37.78	900,944	—	to	—	1.18	to	1.18	(0.29)	to	(0.29)

SA-124

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT High Yield Fund (Class IA)
2022	97,007	$55.20	to	$55.20	$5,354,551	—%	to	—%	5.43%	to	5.43%	(11.37)%	to	(11.37)%
2021	104,080	62.28	to	62.28	6,482,092	—	to	—	4.76	to	4.76	5.20	to	5.20
2020	100,837	59.20	to	59.20	5,969,725	—	to	—	5.78	to	5.78	5.50	to	5.50
2019	102,978	56.11	to	56.11	5,778,479	—	to	—	6.24	to	6.24	14.55	to	14.55
2018	112,508	48.99	to	48.99	5,511,412	—	to	—	5.90	to	5.90	(3.59)	to	(3.59)

Putnam VT Income Fund (Class IA)
2022	149,030	37.38	to	37.38	5,571,138	—	to	—	5.90	to	5.90	(13.48)	to	(13.48)
2021	157,543	43.21	to	43.21	6,807,296	—	to	—	1.67	to	1.67	(4.44)	to	(4.44)
2020	172,440	45.21	to	45.21	7,796,814	—	to	—	5.10	to	5.10	6.01	to	6.01
2019	188,792	42.65	to	42.65	8,052,202	—	to	—	3.34	to	3.34	12.24	to	12.24
2018	179,436	38.00	to	38.00	6,818,248	—	to	—	3.07	to	3.07	0.37	to	0.37

Putnam VT International Equity Fund (Class IA)
2022	254,207	27.46	to	27.46	6,980,786	—	to	—	1.83	to	1.83	(14.58)	to	(14.58)
2021	268,301	32.15	to	32.15	8,625,536	—	to	—	1.40	to	1.40	9.09	to	9.09
2020	304,080	29.47	to	29.47	8,961,246	—	to	—	1.80	to	1.80	12.35	to	12.35
2019	303,327	26.23	to	26.23	7,956,448	—	to	—	1.65	to	1.65	25.55	to	25.55
2018	317,334	20.89	to	20.89	6,629,874	—	to	—	1.62	to	1.62	(18.95)	to	(18.95)

Putnam VT Emerging Markets Equity Fund (Class IA)
2022	8,520	23.67	to	23.67	201,633	—	to	—	—	to	—	(27.32)	to	(27.32)
2021	8,873	32.56	to	32.56	288,902	—	to	—	0.69	to	0.69	(3.94)	to	(3.94)
2020	9,165	33.90	to	33.90	310,682	—	to	—	0.28	to	0.28	28.25	to	28.25
2019	9,699	26.43	to	26.43	256,344	—	to	—	—	to	—	25.21	to	25.21
2018	10,265	21.11	to	21.11	216,683	—	to	—	0.14	to	0.14	(18.40)	to	(18.40)

Putnam VT International Value Fund (Class IA)
2022	34,061	26.56	to	26.56	904,782	—	to	—	2.35	to	2.35	(6.70)	to	(6.70)
2021	44,213	28.47	to	28.47	1,258,709	—	to	—	2.19	to	2.19	15.28	to	15.28
2020	49,216	24.70	to	24.70	1,215,451	—	to	—	2.75	to	2.75	4.23	to	4.23
2019	55,058	23.69	to	23.69	1,304,551	—	to	—	2.93	to	2.93	20.44	to	20.44
2018	60,846	19.67	to	19.67	1,197,008	—	to	—	2.32	to	2.32	(17.38)	to	(17.38)

Putnam VT Multi-Cap Core Fund (Class IA)
2022	13,309	41.50	to	41.50	552,323	—	to	—	1.60	to	1.60	(15.54)	to	(15.54)
2021	14,139	49.14	to	49.14	694,730	—	to	—	0.83	to	0.83	31.32	to	31.32
2020	14,691	37.42	to	37.42	549,689	—	to	—	1.18	to	1.18	17.64	to	17.64
2019	15,392	31.81	to	31.81	489,587	—	to	—	1.39	to	1.39	32.00	to	32.00
2018	17,231	24.10	to	24.10	415,199	—	to	—	1.41	to	1.41	(7.44)	to	(7.44)

Putnam VT Government Money Market Fund (Class IA)
2022	19,965	1.90	to	1.90	37,920	—	to	—	1.28	to	1.28	1.28	to	1.28
2021	20,431	1.88	to	1.88	38,312	—	to	—	0.01	to	0.01	0.00 (1)	to	0.00 (1)
2020	20,846	1.88	to	1.88	39,092	—	to	—	0.24	to	0.24	0.23	to	0.23
2019	21,316	1.87	to	1.87	39,881	—	to	—	1.81	to	1.81	1.80	to	1.80
2018	25,311	1.84	to	1.84	46,517	—	to	—	1.42	to	1.42	1.43	to	1.43

Putnam VT Sustainable Leaders Fund (Class IA)
2022	136,372	102.24	to	102.24	13,942,530	—	to	—	0.83	to	0.83	(22.72)	to	(22.72)
2021	145,822	132.30	to	132.30	19,291,473	—	to	—	0.34	to	0.34	23.84	to	23.84
2020	157,349	106.83	to	106.83	16,809,411	—	to	—	0.64	to	0.64	29.06	to	29.06
2019	170,533	82.77	to	82.77	14,115,335	—	to	—	0.68	to	0.68	36.72	to	36.72
2018	180,436	60.54	to	60.54	10,923,787	—	to	—	0.01	to	0.01	(1.28)	to	(1.28)

SA-125

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Small Cap Value Fund (Class IB)
2022	58,366	$27.74	to	$27.74	$1,619,221	—%	to	—%	0.16%	to	0.16%	(12.98)%	to	(12.98)%
2021	60,894	31.88	to	31.88	1,941,344	—	to	—	0.74	to	0.74	39.90	to	39.90
2020	54,875	22.79	to	22.79	1,250,496	—	to	—	1.08	to	1.08	3.96	to	3.96
2019	55,829	21.92	to	21.92	1,223,747	—	to	—	0.67	to	0.67	24.24	to	24.24
2018	70,553	17.64	to	17.64	1,244,753	—	to	—	0.41	to	0.41	(19.93)	to	(19.93)

Templeton Developing Markets VIP Fund (Class 1)
2022	211,953	11.42	to	38.67	2,419,656	—	to	—	—	to	2.93	(21.70)	to	—
2021	209,682	14.58	to	49.39	3,057,172	—	to	—	—	to	1.10	(5.51)	to	—
2020	221,414	15.43	to	15.43	3,416,463	—	to	—	4.38	to	4.38	17.39	to	17.39
2019	233,947	13.14	to	13.14	3,075,127	—	to	—	1.23	to	1.23	26.92	to	26.92
2018	257,737	10.36	to	10.36	2,669,308	—	to	—	1.11	to	1.11	(15.44)	to	(15.44)

Templeton Foreign VIP Fund (Class 2)
2022	510,890	11.79	to	11.79	6,021,504	—	to	—	3.05	to	3.05	(7.60)	to	(7.60)
2021	567,526	12.76	to	12.76	7,239,606	—	to	—	1.85	to	1.85	4.16	to	4.16
2020	582,057	12.25	to	12.25	7,128,559	—	to	—	3.38	to	3.38	(1.16)	to	(1.16)
2019	580,835	12.39	to	12.39	7,196,921	—	to	—	1.73	to	1.73	12.53	to	12.53
2018	610,311	11.01	to	11.01	6,720,178	—	to	—	2.66	to	2.66	(15.44)	to	(15.44)

Templeton Global Bond VIP Fund (Class 2)
2022	1,043,188	16.74	to	16.74	17,464,624	—	to	—	—	to	—	(4.95)	to	(4.95)
2021	1,046,119	17.61	to	17.61	18,425,801	—	to	—	—	to	—	(4.99)	to	(4.99)
2020	1,068,827	18.54	to	18.54	19,815,067	—	to	—	8.51	to	8.51	(5.28)	to	(5.28)
2019	1,161,918	19.57	to	19.57	22,741,936	—	to	—	7.15	to	7.15	2.01	to	2.01
2018	1,309,552	19.19	to	19.19	25,125,671	—	to	—	—	to	—	1.94	to	1.94

Templeton Growth VIP Fund (Class 2)
2022	385,107	16.26	to	22.31	6,280,219	—	to	—	0.16	to	0.16	(11.50)	to	(11.50)
2021	414,952	18.37	to	25.21	7,645,690	—	to	—	1.10	to	1.10	4.87	to	4.87
2020	417,272	17.52	to	24.04	7,331,796	—	to	—	2.98	to	2.99	5.80	to	5.80
2019	425,433	16.56	to	22.73	7,065,673	—	to	—	2.76	to	2.77	15.15	to	15.15
2018	431,915	14.38	to	19.73	6,229,470	—	to	—	1.97	to	1.98	(14.85)	to	(14.85)

Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)
2022	11,759	19.90	to	19.90	233,995	—	to	—	3.94	to	3.94	(14.33)	to	(14.33)
2021	11,921	23.23	to	23.23	276,897	—	to	—	3.92	to	3.92	(0.32)	to	(0.32)
2020	12,050	23.30	to	23.30	280,809	—	to	—	2.86	to	2.86	7.80	to	7.80
2019	12,180	21.62	to	21.62	263,308	—	to	—	4.07	to	4.07	10.88	to	10.88
2018	12,248	19.50	to	19.50	238,784	—	to	—	2.55	to	2.55	(0.65)	to	(0.65)

Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
2022	857	29.69	to	29.69	25,452	—	to	—	7.52	to	7.52	(18.74)	to	(18.74)
2021	890	36.53	to	36.53	32,517	—	to	—	5.11	to	5.11	(2.02)	to	(2.02)
2020	917	37.29	to	37.29	34,177	—	to	—	4.51	to	4.51	5.55	to	5.55
2019	943	35.33	to	35.33	33,322	—	to	—	5.32	to	5.32	14.25	to	14.25
2018	964	30.92	to	30.92	29,821	—	to	—	5.63	to	5.63	(6.94)	to	(6.94)

Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
2022	636	35.19	to	35.19	22,364	—	to	—	0.43	to	0.43	(25.08)	to	(25.08)
2021	660	46.97	to	46.97	30,993	—	to	—	0.83	to	0.83	2.99	to	2.99
2020	679	45.61	to	45.61	30,990	—	to	—	1.38	to	1.38	14.44	to	14.44
2019	699	39.85	to	39.85	27,866	—	to	—	1.07	to	1.07	19.59	to	19.59
2018	715	33.33	to	33.33	23,826	—	to	—	0.46	to	0.46	(17.47)	to	(17.47)

SA-126

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Morgan Stanley VIF Discovery Portfolio (Class II)
2022	111,028	$26.42	to	$26.42	$2,932,819	—%	to	—%	—%	to	—%	(62.97)%	to	(62.97)%
2021	128,891	71.33	to	71.33	9,193,689	—	to	—	—	to	—	(11.19)	to	(11.19)
2020	133,366	80.32	to	80.32	10,712,014	—	to	—	—	to	—	152.04	to	152.04
2019	113,137	31.87	to	31.87	3,605,438	—	to	—	—	to	—	39.97	to	39.97
2018	107,137	22.77	to	22.77	2,439,336	—	to	—	—	to	—	10.53	to	10.53

PSF PGIM Government Money Market Portfolio (Class I)
2022	8,031	10.59	to	10.59	85,075	—	to	—	1.32	to	1.32	1.39	to	1.39
2021	8,992	10.45	to	10.45	93,960	—	to	—	0.04	to	0.04	0.04	to	0.04
2020	8,562	10.44	to	10.44	89,427	—	to	—	0.28	to	0.28	0.30	to	0.30
2019	7,122	10.41	to	10.41	74,166	—	to	—	1.90	to	1.90	1.92	to	1.92
2018	6,724	10.22	to	10.22	68,701	—	to	—	1.52	to	1.52	1.53	to	1.53

Putnam VT Growth Opportunities Fund (Class IA)
2022	684,463	23.21	to	23.21	15,885,377	—	to	—	—	to	—	(30.36)	to	(30.36)
2021	754,099	33.33	to	33.33	25,132,605	—	to	—	—	to	—	23.00	to	23.00
2020	848,958	27.10	to	27.10	23,003,098	—	to	—	0.25	to	0.25	39.09	to	39.09
2019	919,490	19.48	to	19.48	17,912,750	—	to	—	0.36	to	0.36	37.11	to	37.11
2018	983,740	14.33	to	14.33	13,977,383	—	to	—	—	to	—	2.38	to	2.38

BlackRock S&P 500 Index V.I. Fund (Class I) (available April 20, 2018)
2022	5,321,168	15.39	to	15.39	81,882,294	—	to	—	1.49	to	1.49	(18.23)	to	(18.23)
2021	5,465,968	18.82	to	18.82	102,861,805	—	to	—	1.28	to	1.28	28.53	to	28.53
2020	5,930,310	14.64	to	14.64	86,824,837	—	to	—	1.81	to	1.81	18.24	to	18.24
2019	6,305,956	12.38	to	12.38	78,082,491	—	to	—	2.21	to	2.21	31.34	to	31.34
2018	7,012,417	9.43	to	9.43	66,109,424	—	to	—	1.01	to	1.01	(4.93)	to	(4.93)

Fidelity® VIP Equity-Income Portfolio (Service Class 2)
2022	78,555	32.64	to	32.64	2,564,192	—	to	—	1.75	to	1.75	(5.24)	to	(5.24)
2021	78,393	34.45	to	34.45	2,700,534	—	to	—	1.78	to	1.78	24.60	to	24.60
2020	64,268	27.65	to	27.65	1,776,784	—	to	—	1.68	to	1.68	6.44	to	6.44
2019	63,396	25.97	to	25.97	1,646,619	—	to	—	1.59	to	1.59	27.11	to	27.11
2018	86,485	20.43	to	20.43	1,767,270	—	to	—	2.11	to	2.11	(8.54)	to	(8.54)

Invesco V.I. American Value Fund (Series II)
2022	268,749	28.86	to	28.86	7,756,957	—	to	—	0.47	to	0.47	(2.86)	to	(2.86)
2021	264,943	29.71	to	29.71	7,872,490	—	to	—	0.24	to	0.24	27.62	to	27.62
2020	276,035	23.28	to	23.28	6,426,705	—	to	—	0.65	to	0.65	0.86	to	0.86
2019	281,615	23.08	to	23.08	6,500,873	—	to	—	0.42	to	0.42	24.71	to	24.71
2018	308,630	18.51	to	18.51	5,712,866	—	to	—	0.19	to	0.19	(12.87)	to	(12.87)

Putnam VT Diversified Income Fund (Class IB)
2022	264,947	16.08	to	16.08	4,261,644	—	to	—	6.15	to	6.15	(2.35)	to	(2.35)
2021	239,025	16.47	to	16.47	3,937,046	—	to	—	0.61	to	0.61	(6.95)	to	(6.95)
2020	234,610	17.70	to	17.70	4,152,958	—	to	—	7.65	to	7.65	(0.90)	to	(0.90)
2019	246,852	17.86	to	17.86	4,409,548	—	to	—	3.24	to	3.24	11.23	to	11.23
2018	265,042	16.06	to	16.06	4,256,499	—	to	—	4.06	to	4.06	(0.98)	to	(0.98)

Putnam VT Large Cap Value Fund (Class IB)
2022	176,928	60.06	to	60.06	10,626,807	—	to	—	1.40	to	1.40	(3.13)	to	(3.13)
2021	164,158	62.00	to	62.00	10,178,550	—	to	—	1.21	to	1.21	27.30	to	27.30
2020	177,038	48.71	to	48.71	8,622,816	—	to	—	1.68	to	1.68	5.80	to	5.80
2019	171,688	46.03	to	46.03	7,903,650	—	to	—	2.00	to	2.00	30.40	to	30.40
2018	185,925	35.30	to	35.30	6,563,491	—	to	—	0.72	to	0.72	(8.49)	to	(8.49)

SA-127

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Global Asset Allocation Fund (Class IB)
2022	2,466	$23.24	to	$23.24	$57,304	—%	to	—%	1.32%	to	1.32%	(16.03)%	to	(16.03)%
2021	2,545	27.67	to	27.67	70,430	—	to	—	0.59	to	0.59	13.95	to	13.95
2020	1,933	24.29	to	24.29	46,937	—	to	—	1.82	to	1.82	12.31	to	12.31
2019	1,968	21.62	to	21.62	42,565	—	to	—	1.39	to	1.39	17.13	to	17.13
2018	3,534	18.46	to	18.46	65,251	—	to	—	1.80	to	1.80	(7.26)	to	(7.26)

Putnam VT Focused International Equity Fund (Class IB)
2022	1,396	32.93	to	32.93	45,956	—	to	—	1.74	to	1.74	(18.19)	to	(18.19)
2021	1,403	40.26	to	40.26	56,488	—	to	—	0.75	to	0.75	12.58	to	12.58
2020	1,410	35.76	to	35.76	50,409	—	to	—	0.17	to	0.17	10.07	to	10.07
2019	1,415	32.49	to	32.49	45,984	—	to	—	—	to	—	26.60	to	26.60
2018	1,418	25.66	to	25.66	36,404	—	to	—	0.32	to	0.32	(12.43)	to	(12.43)

Putnam VT High Yield Fund (Class IB)
2022	72,786	29.06	to	29.06	2,115,157	—	to	—	5.21	to	5.21	(11.60)	to	(11.60)
2021	78,448	32.87	to	32.87	2,578,917	—	to	—	4.35	to	4.35	4.98	to	4.98
2020	54,564	31.32	to	31.32	1,708,745	—	to	—	5.51	to	5.51	5.21	to	5.21
2019	51,329	29.77	to	29.77	1,527,884	—	to	—	5.99	to	5.99	14.40	to	14.40
2018	60,177	26.02	to	26.02	1,565,840	—	to	—	5.67	to	5.67	(4.07)	to	(4.07)

Putnam VT Income Fund (Class IB)
2022	60,406	18.71	to	18.71	1,130,486	—	to	—	5.70	to	5.70	(13.81)	to	(13.81)
2021	65,330	21.71	to	21.71	1,418,558	—	to	—	1.72	to	1.72	(4.58)	to	(4.58)
2020	130,930	22.76	to	22.76	2,979,598	—	to	—	4.35	to	4.35	5.73	to	5.73
2019	115,549	21.52	to	21.52	2,487,068	—	to	—	3.13	to	3.13	11.89	to	11.89
2018	113,471	19.24	to	19.24	2,182,757	—	to	—	2.97	to	2.97	0.20	to	0.20

Putnam VT International Equity Fund (Class IB)
2022	57,385	25.84	to	25.84	1,483,064	—	to	—	1.53	to	1.53	(14.77)	to	(14.77)
2021	56,540	30.32	to	30.32	1,714,397	—	to	—	1.15	to	1.15	8.82	to	8.82
2020	57,001	27.86	to	27.86	1,588,288	—	to	—	1.57	to	1.57	12.10	to	12.10
2019	40,187	24.86	to	24.86	998,955	—	to	—	1.33	to	1.33	25.15	to	25.15
2018	47,307	19.86	to	19.86	939,610	—	to	—	1.36	to	1.36	(19.11)	to	(19.11)

Putnam VT International Value Fund (Class IB)
2022	16,040	12.72	to	12.72	204,038	—	to	—	1.56	to	1.56	(6.81)	to	(6.81)
2021	10,736	13.65	to	13.65	146,540	—	to	—	1.91	to	1.91	14.94	to	14.94
2020	14,693	11.88	to	11.88	174,494	—	to	—	2.42	to	2.42	3.94	to	3.94
2019	13,995	11.43	to	11.43	159,896	—	to	—	2.62	to	2.62	20.22	to	20.22
2018	14,265	9.50	to	9.50	135,576	—	to	—	1.46	to	1.46	(17.61)	to	(17.61)

Putnam VT Multi-Cap Core Fund (Class IB)
2022	8,710	50.08	to	50.08	436,210	—	to	—	1.19	to	1.19	(15.77)	to	(15.77)
2021	8,085	59.46	to	59.46	480,675	—	to	—	0.59	to	0.59	31.01	to	31.01
2020	2,710	45.38	to	45.38	122,969	—	to	—	1.00	to	1.00	17.33	to	17.33
2019	2,741	38.68	to	38.68	106,039	—	to	—	1.13	to	1.13	31.63	to	31.63
2018	3,389	29.39	to	29.39	99,591	—	to	—	1.16	to	1.16	(7.63)	to	(7.63)

Putnam VT Sustainable Leaders Fund (Class IB)
2022	12,555	60.93	to	60.93	764,938	—	to	—	0.54	to	0.54	(22.91)	to	(22.91)
2021	13,929	79.03	to	79.03	1,100,855	—	to	—	0.11	to	0.11	23.53	to	23.53
2020	8,640	63.98	to	63.98	552,734	—	to	—	0.40	to	0.40	28.74	to	28.74
2019	8,401	49.69	to	49.69	417,497	—	to	—	0.46	to	0.46	36.36	to	36.36
2018	9,307	36.44	to	36.44	339,202	—	to	—	—	to	—	(1.53)	to	(1.53)

SA-128

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Growth Opportunities Fund (Class IB)
2022	96,505	$23.17	to	$23.17	$2,235,672	—%	to	—%	—%	to	—%	(30.50)%	to	(30.50)%
2021	107,683	33.33	to	33.33	3,589,538	—	to	—	—	to	—	22.65	to	22.65
2020	122,704	27.18	to	27.18	3,334,777	—	to	—	0.03	to	0.03	38.71	to	38.71
2019	129,282	19.59	to	19.59	2,533,049	—	to	—	0.14	to	0.14	36.74	to	36.74
2018	118,276	14.21	to	14.21	1,694,720	—	to	—	0.05	to	0.05	2.60	to	2.60

AB VPS Growth and Income Portfolio (Class B) (available April 26, 2019)
2022	3,861	13.74	to	13.74	53,058	—	to	—	1.08	to	1.08	(4.42)	to	(4.42)
2021	3,976	14.38	to	14.38	57,169	—	to	—	0.70	to	0.70	27.84	to	27.84
2020	2,666	11.25	to	11.25	29,985	—	to	—	1.30	to	1.30	2.47	to	2.47
2019	2,712	10.98	to	10.98	29,762	—	to	—	1.01	to	1.01	9.05	to	9.05
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—

Invesco V.I. High Yield Fund (Series I)
2022	—	15.37	to	15.37	—	—	to	—	—	to	—	(9.55)	to	(9.55)
2021	1,408	17.00	to	17.00	23,925	—	to	—	4.86	to	4.86	4.38	to	4.38
2020	1,358	16.28	to	16.28	22,109	—	to	—	11.70	to	11.70	3.32	to	3.32
2019	—	15.76	to	15.76	—	—	to	—	—	to	—	13.51	to	13.51
2018	—	13.88	to	13.88	—	—	to	—	—	to	—	(3.35)	to	(3.35)

Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (available April 30, 2020)
2022	355,280	11.99	to	11.99	4,259,759	—	to	—	—	to	—	(30.98)	to	(30.98)
2021	383,886	17.37	to	17.37	6,668,837	—	to	—	—	to	—	19.10	to	19.10
2020	414,321	14.59	to	14.59	6,043,327	—	to	—	—	to	—	48.27	to	48.27
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—

SA-129

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

*
These represent the annualized contract expenses of the Sub-Account for the period indicated and include only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**
These represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Funds, net of management fees assessed by the Funds’ manager, divided by the average net assets. These ratios exclude those expenses, if any, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Funds in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***
These represent the total return for the period indicated and reflect a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

#	Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

(1)	Amount is less than 0.01%.

7.    Subsequent Events:

Management has evaluated events subsequent to December 31, 2022 and through April 19, 2023, the date the financial statements were available to be issued, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

SA-130

Deloitte & Touche LLP City Place I, 33rd Floor 185 Asylum Street Hartford, CT 06103-3402 USA Tel: +1 860 725 3000 Fax: +1 860 725 3500 www.deloitte.com INDEPENDENT AUDITOR'S REPORT To the Board of Directors of Talcott Resolution Life and Annuity Insurance Company Opinions We have audited the statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2022 and 2021, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2022, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”). Unmodified Opinion on Statutory-Basis of Accounting In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance described in Note 2. Adverse Opinion on Accounting Principles Generally Accepted in the United States of America In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022. Basis for Opinions We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory- Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions. Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the State of Connecticut Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive. Responsibilities of Management for the Statutory-Basis Financial Statements Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued. Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements. In performing an audit in accordance with GAAS, we: • Exercise professional judgment and maintain professional skepticism throughout the audit. • Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements. • Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed. • Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements. • Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time. We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit. April 20, 2023

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (STATUTORY-BASIS)

Admitted assets As of December 31, 2022 2021 Bonds $ 4,138,348,506 $ 4,637,506,005 Common and preferred stocks 41,343,111 45,203,078 Mortgage loans on real estate 994,929,174 809,966,089 Contract loans 88,064,702 91,332,445 Cash, cash equivalents and short-term investments 308,374,219 223,475,184 Derivatives 324,672,074 230,104,884 Other invested assets 741,703,744 623,472,598 Total cash and invested assets 6,637,435,530 6,661,060,283 Investment income due and accrued 50,857,847 50,898,403 Amounts recoverable for reinsurance 61,453,139 57,983,762 Federal income tax recoverable 6,228,345 21,736,496 Net deferred tax asset 50,724,082 54,062,000 Other assets 43,578,817 40,357,915 Separate Account assets 22,177,651,722 29,464,947,964 Total admitted assets $ 29,027,929,482 $ 36,351,046,823 Liabilities Aggregate reserves for future benefits $ 4,665,137,323 $ 4,830,420,101 Liability for deposit-type contracts 169,982,853 183,768,067 Policy and contract claim liabilities 18,096,785 23,430,216 Asset valuation reserve 150,405,868 142,453,157 Interest maintenance reserve 44,552,487 33,239,300 Payables to parent, subsidiaries and affiliates — 21,274,697 Accrued expense allowances and amounts due from Separate Accounts (29,215,545) (35,177,320) Derivatives 82,797,458 39,551,990 Collateral on derivatives 67,775,933 25,301,279 Payable for repurchase agreements 117,625,113 183,544,160 Payable for securities 328,457,512 382,568,267 Other liabilities 286,032,802 283,280,747 Separate Account liabilities 22,177,651,722 29,464,947,964 Total liabilities $ 28,079,300,311 $ 35,578,602,625 Capital and surplus Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding 2,500,000 2,500,000 Aggregate write-ins for other than special surplus funds 152,270,975 175,960,103 Gross paid-in and contributed surplus 85,431,561 85,431,561 Unassigned surplus 708,426,635 508,552,534 Total capital and surplus 948,629,171 772,444,198 Total liabilities and capital and surplus $ 29,027,929,482 $ 36,351,046,823 See notes to financial statements. 4

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF OPERATIONS (STATUTORY-BASIS) Revenues For the years ended December 31, 2022 2021 2020 Premiums and annuity considerations $ 53,657,635 $ (13,324,595,621) $ 135,503,495 Net investment income 264,978,097 408,082,476 284,999,031 Commissions and expense allowances on reinsurance ceded 122,225,247 39,512,222 40,176,892 Reserve adjustments on reinsurance ceded (1,774,178,634) 12,877,758,325 (455,831,436) Fee income 532,738,067 608,547,614 566,055,501 Other revenues 3,512,061 9,315,635 9,802,097 Total revenues (797,067,527) 618,620,651 580,705,580 Benefits and expenses Death and annuity benefits 225,544,078 327,677,837 309,993,312 Disability and other benefits 1,496,188 1,606,730 1,822,063 Surrenders and other fund withdrawals 1,117,014,637 2,758,605,951 2,554,992,951 Commissions and expense allowances 118,867,688 147,142,508 134,027,588 Decrease in aggregate reserves for life and accident and health policies (135,623,991) (34,516,791) (107,901,611) General insurance expenses 83,024,619 102,920,029 72,340,299 Net transfers from Separate Accounts (2,126,951,518) (2,813,979,291) (2,605,128,491) Modified coinsurance adjustment on reinsurance assumed (106,703,339) (142,346,945) (129,063,015) IMR adjustment on reinsurance ceded (20,735,675) (104,364,668) — Other expenses 9,082,975 9,698,947 12,194,085 Total benefits and expenses (834,984,338) 252,444,307 243,277,181 Net gain from operations before federal income tax benefit 37,916,811 366,176,344 337,428,399 Federal income tax benefit (24,113,001) (27,766,917) (65,215,649) Net gain from operations 62,029,812 393,943,261 402,644,048 Net realized capital losses, after tax (64,448,103) (259,332,205) (355,549,269) Net income $(2,418,291) $134,611,056 $47,094,779 See notes to financial statements. 5

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS) Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding For the years ended December 31, 2022 2021 2020 Balance, beginning and end of year $ 2,500,000 $ 2,500,000 $ 2,500,000 Gross paid-in and contributed surplus Balance, beginning and end of year 85,431,561 85,431,561 85,431,561 Aggregate write-ins for other than special surplus funds Balance, beginning of year 175,960,103 199,649,231 223,338,361 Amortization, decreases of gain on inforce reinsurance (23,689,128) (23,689,128) (23,689,130) Balance, end of year 152,270,975 175,960,103 199,649,231 Unassigned funds Balance, beginning of year 508,552,534 334,109,048 668,014,412 Net income (2,418,291) 134,611,056 47,094,779 Change in net unrealized capital gains (losses) on investments, net of tax 178,330,164 63,027,827 63,801,748 Change in net unrealized foreign exchange capital gains (losses) (66,229) 74,876 943,174 Change in net deferred income tax (29,476,801) (8,023,900) (69,213,609) Change in reserve on account of change in valuation basis decrease 29,658,787 — — Change in asset valuation reserve (7,952,711) (7,759,456) (6,185,849) Change in nonadmitted assets 31,799,182 (7,486,917) 29,654,393 Dividends to stockholder — — (400,000,000) Balance, end of year 708,426,635 508,552,534 334,109,048 Capital and surplus Balance, end of year $ 772,444,198 $ 772,444,198 $ 621,689,840 See notes to financial statements. 6

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

	For the years ended December 31,		
	2022	2021	2020
Operating activities			
Premiums and annuity considerations	$ 69,239,339	$ 146,190,683	$ 136,031,492
Net investment income	277,363,687	431,210,702	372,021,855
Reserve adjustments on reinsurance	(1,774,178,634)	(477,668,735)	(455,831,436)
Miscellaneous income	624,065,016	624,769,152	583,105,110
Total income	**(803,510,592)**	**724,501,802**	**635,327,021**
Benefits paid	1,355,290,002	3,100,030,507	2,867,926,352
Federal income tax recovered (paid)	(32,346,128)	(66,707,900)	(15,155,445)
Net transfers from Separate Accounts	(2,132,913,293)	(2,819,180,559)	(2,614,652,271)
Other expenses	147,741,656	190,060,371	151,838,371
Total benefits and expenses	**(662,227,763)**	**404,202,419**	**389,957,007**
Net cash (used for) provided by operating activities	**(141,282,829)**	**320,299,383**	**245,370,014**
Investing activities			
Proceeds from investments sold, matured or repaid			
Bonds	1,487,473,862	1,397,586,532	976,426,133
Common and preferred stocks	1,027,964	7,838,285	10,133,339
Mortgage loans	94,776,584	144,650,434	131,129,986
Derivatives and other	101,806,791	494,141,313	70,017,579
Total investment proceeds	**1,685,085,201**	**2,044,216,564**	**1,187,707,037**
Cost of investments acquired			
Bonds	955,896,139	1,438,251,127	984,005,477
Common and preferred stocks	2,485,870	30,216,379	11,980,227
Mortgage loans	279,402,635	187,868,518	54,734,810
Derivatives and other	205,246,216	782,188,617	123,412,680
Total investments acquired	**1,443,030,860**	**2,438,524,641**	**1,174,133,194**
Net decrease in contract loans	(3,267,743)	(3,709,863)	(4,883,195)
Net cash provided by investing activities	**245,322,084**	**(390,598,214)**	**18,457,038**
Financing and miscellaneous activities			
Return of paid-in surplus	—	—	—
Dividends to stockholder	—	—	(400,000,000)
Other cash (used) provided	(19,140,219)	3,923,187	16,403,380
Net cash (used for) provided by financing and miscellaneous activities	**(19,140,219)**	**3,923,187**	**(383,596,620)**
Net increase (decrease) in cash, cash equivalents and short-term investments	**84,899,036**	**(66,375,644)**	**(119,769,568)**
Cash, cash equivalents and short-term investments, beginning of year	223,475,184	289,850,828	409,620,396
Cash, cash equivalents and short-term investments, end of year	**$ 308,374,220**	**$ 223,475,184**	**$ 289,850,828**

Note: Supplemental disclosures of cash flow information for non-cash transactions:	2022	2021	2020
Non-cash proceeds from invested asset exchanges - bonds, mortgage loans, and other invested assets	(65,993,960)	(47,978,871)	(8,481,263)
Non-cash acquisitions from invested asset exchanges - bonds, mortgage loans and other invested assets	(65,993,960)	(47,978,871)	(8,481,263)
Non-cash reserve adjustments on reinsurance ceded	—	(13,355,427,060)	—
Non-cash ceded premiums for reinsurance	20,735,675	13,467,654,534	—
Non-cash transfer of funds witheld for unauthorized reinsurance	(13,148,500)	(102,388,675)	—
Non-cash transfer of IMR liability for reinsurance	20,735,675	(104,364,668)	—
Non-cash IMR adjustment on reinsurance ceded	(20,735,675)	104,364,668	—
Non-cash transfer of other balances for reinsurance	—	(9,838,799)	—
Non-cash transfer of reserves for assumption reinsurance	(7,587,175)	—	—

See notes to financial statements.

7

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

1. Organization and Description of Business

Talcott Resolution Life and Annuity Insurance Company ("TLA" or the "Company") is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), which is a direct subsidiary of TR Re, Ltd. As a result of a December 2021 restructuring, the Company has a new indirect parent company, TR Re, Ltd., a Class E insurer domiciled in Bermuda.

On June 30, 2021, the Company's previous indirect owner, Hopmeadow Holdings GP LLC, completed the sale of Talcott Resolution Life Inc. ("TLI") and its life and annuity operating subsidiaries, including the Company, (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street a global investment firm, with and into Talcott Holdings, LP (TLI's indirect parent) pursuant to an Agreement and Plan of Merger (the "Agreement"). Through the Agreement, Talcott Financial Group, Ltd. obtained 100% indirect control of TLI and its life and annuity operating subsidiaries. As a result of this sale and merger, the Company has new indirect owners.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by State of Connecticut Insurance Department (the "Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net (loss) income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2022	2021	2020
Net (loss) income					
1. TLA state basis			$ (2,418,291)	$ 134,611,056	$ 47,094,779
2. State prescribed practices that change NAIC SAP:					
Less: Reinsurance reserve credit (as described above)	61R	4	7,516,210	(16,926,181)	12,370,401
			7,516,210	(16,926,181)	12,370,401
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61R	4	$ (9,934,501)	$ 151,537,237	$ 34,724,378
Surplus					
5. TLA state basis			$ 948,629,171	$ 772,444,198	$ 621,689,840
6. State prescribed practices that change NAIC SAP:					
Less: Reinsurance reserve credit (as described above)	61R	5	34,263,177	26,746,967	43,673,148
			34,263,177	26,746,967	43,673,148
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61R	5	$ 914,365,994	$ 745,697,231	$ 578,016,692

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

8

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate. Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are: 1. for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes; 2. recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders; 3. development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value; 4. exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus; 5. establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold; 6. the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses: TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 9

7. for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; 8. for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets; 9. the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; 10. deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income; 11. comprehensive income and its components are not presented in the statutory-basis financial statements; 12. for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. 13. embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately. 14. for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment. Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On- benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 11.00% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 10

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2022 and 2021, the Company had $25,950,347 and $24,857,926, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America ("Prudential"), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2022 and 2021 totaled $63,152 and $78,097 respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2022 is presented below:

A. INDIVIDUAL ANNUITIES

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a. With market value adjustment	$ 3,451,268	$ —	$ —	$ 3,451,268	0.02 %
b. At book value less current surrender charge of 5% or more	2,310,949	—	—	2,310,949	0.01 %
c. At fair value	—	—	17,186,368,114	17,186,368,114	76.38 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	5,762,217	—	17,186,368,114	17,192,130,331	76.41 %
e. At book value without adjustment (minimal or no charge or adjustment)	1,463,935,128	—	—	1,463,935,128	6.50 %
2. Not subject to discretionary withdrawal	3,624,241,448	—	221,558,350	3,845,799,798	17.09 %
3. Total (gross: direct + assumed)	5,093,938,793	—	17,407,926,464	22,501,865,257	100.00 %
4. Reinsurance ceded	1,093,798,556	—	—	1,093,798,556	
5. Total (net)	$ 4,000,140,237	$ —	$ 17,407,926,464	$ 21,408,066,701	
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 1,155,475	$ —	$ —	$ 1,155,475	

11

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

B. GROUP ANNUITIES

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a.. With market value adjustment	$ —	$ —	$ —	$ —	0.00 %
b.. At book value less current surrender charge of 5% or more	511	—	—	511	0.03 %
c. At fair value	—	—	1,503,297	1,503,297	84.67 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	511	—	1,503,297	1,503,808	84.70 %
e. At book value without adjustment (minimal or no charge or adjustment)	271,589	—	—	271,589	15.30 %
2. Not subject to discretionary withdrawal	—	—	—	—	0.00 %
3. Total (gross: direct + assumed)	272,100	—	1,503,297	1,775,397	100.00 %
4. Reinsurance ceded	—	—	—	—	
5. Total (net)	$ 272,100	$ —	$ 1,503,297	$ 1,775,397	
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 256	$ —	$ —	$ 256	

C. DEPOSIT-TYPE CONTRACTS

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a.. With market value adjustment	$ —	$ —	$ —	$ —	0.00 %
b.. At book value less current surrender charge of 5% or more	—	—	—	—	0.00 %
c. At fair value	—	—	—	—	0.00 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	—	—	—	—	0.00 %
e. At book value without adjustment (minimal or no charge or adjustment)	14,939,365	—	—	14,939,365	1.84 %
2. Not subject to discretionary withdrawal	797,964,834	—	—	797,964,834	98.16 %
3. Total (gross: direct + assumed)	812,904,199	—	—	812,904,199	100.00 %
4. Reinsurance ceded	642,921,346	—	—	642,921,346	
5. Total (net)	$ 169,982,853	$ —	$ —	$ 169,982,853	
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —	$ —	

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:

F. Life and Accident & Health Annual Statement:	
1. Exhibit 5, Annuities Section, Total (net)	$ 3,996,818,032
2. Exhibit 5, Supplementary Contract Section, Total (net)	3,594,305
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	169,982,853
4. Subtotal	4,170,395,190
Separate Account Annual Statement:	—
5. Exhibit 3, Annuities Section, Total (net)	17,409,429,761
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	17,409,429,761
12. Combined total	$ 21,579,824,951

12

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2022 is presented below:

A. General Account

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:			
a. Term Policies with Cash Value	$ 91,727,059	$ 91,924,827	$ 103,238,833
b. Universal Life	853,352,898	846,082,557	900,744,529
c. Universal Life with Secondary Guarantees	3,755,901,696	3,260,269,246	10,739,380,562
d. Indexed Universal Life	424,197,218	401,801,012	481,912,634
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	2,880,968	3,487,787
h. Variable Life	—	—	—
i. Variable Universal Life	502,417,823	500,702,517	621,223,617
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values			
a. Term Policies without Cash Value	XXX	XXX	1,024,800,254
b. Accidental Death Benefits	XXX	XXX	63,650
c. Disability - Active Lives	XXX	XXX	700,379
d. Disability - Disabled Lives	XXX	XXX	26,658,395
e. Miscellaneous Reserves	XXX	XXX	982,967,713
3. Total (gross: direct + assumed)	5,627,596,694	5,103,661,127	14,885,178,353
4. Reinsurance Ceded	5,054,140,210	4,527,580,251	14,266,882,631
5. Total (net) (3) - (4)	$ 573,456,484	$ 576,080,876	$ 618,295,722

B. Separate Account with Guarantees

Not applicable.

13

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

C. Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:			
a. Term Policies with Cash Value	$ —	$ —	$ —
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	4,721,082,832	4,721,082,832	4,721,082,832
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values			
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	4,721,082,832	4,721,082,832	4,721,082,832
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$ 4,721,082,832	$ 4,721,082,832	$ 4,721,082,832

Reconciliation of total life actuarial reserves and deposit fund liabilities:

D. Life and Accident & Health Annual Statement:	
1. Exhibit 5, Life Insurance Section, Total (net)	$ 609,307,669
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	63,650
3. Exhibit 5, Disability - Active Lives Section, Total (net)	499,386
4. Exhibit 5, Disability - Disabled Lives Section, Total (net)	3,997,816
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)	4,427,201
6. Subtotal	618,295,722
Separate Account Annual Statement:	
7. Exhibit 3, Line 0199999, Column 2	4,721,082,832
8. Exhibit 3, Line 0499999, Column 2	—
9. Exhibit 3, Line 0599999, Column 2	—
10. Subtotal (Lines (7) through (9))	4,721,082,832
11. Combined Total ((6) and (10))	$ 5,339,378,554

14

Investments Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at cost or amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value. Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield. Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2022 and 2021. Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other- than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses. The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $150,405,868 and $142,453,157 as of December 31, 2022 and 2021, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2022 and 2021 were $44,552,487 and $33,239,300, respectively. The net capital gains captured in the IMR, net of taxes, in 2022, 2021 and 2020 were $35,423,578, $44,948,213 and $23,547,563, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2022, 2021 and 2020 was $3,374,714, $8,778,483 and $8,839,112, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company released from the reserve $20,735,676 and $104,364,666 as of December 31, 2022 and 2021, respectively, as a result of reinsurance, see Note 6. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 15

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis. Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis. For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value. Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $232,434, $100,788, and $4,753,109 for the years ended December 31, 2022, 2021 and 2020, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were immaterial for the years ended December 31, 2022, 2021, and 2020. See additional information on OTTI in Section J of Note 3. Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2022, 2021 and 2020, the Company had $0 impaired mortgage loans on real estate with related allowances for credit losses, respectively. For derivative instruments accounted for in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department. Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 16

derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss. Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss. Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income. Adoption of Accounting Standards Accounting Changes In 2022, the Company changed the statutory reserve basis for lifetime withdrawal benefits for variable annuities where the underlying account value is $0 to the Commissioners Annuity Reserve Valuation Method using the principle-based approach per Section 21 of the Valuation Manual. In 2021, the Commissioners Annuity Reserve Valuation Method using statutory valuation interest rates and mortality tables was used. As of January 1, 2022, the impact of this change is to decrease statutory reserves by approximately $30 million. Recently Issued Accounting Standards In 2022, the Inflation Reduction Act (the “Act”) was enacted on August 16, 2022, and included a new corporate alternative minimum tax (“CAMT”). The CAMT is 15% of a corporation’s adjusted financial statement income for the tax year, reduced by corporate alternative minimum foreign tax credit. The CAMT will only apply to applicable corporations (determined on an affiliated group basis) with average adjusted U.S. GAAP financial statement income in excess of $1 billion for the three prior tax years. This threshold is reduced to $100 million in the case of certain foreign-parented corporations. When a corporation becomes subject to the CAMT, it remains an applicable corporation for purposes of the CAMT, even if its average adjusted financial statement income is less than $1 billion, unless an exception applies. The Act and CAMT are effective for the tax years on or after 2023. The Company and its affiliated group have determined that it does not expect to be liable for CAMT in 2023. In 2022, the NAIC clarified the identification and reporting requirements of affiliate transactions within SSAP No. 25 - Affiliated and Other Related Parties and SSAP No. 43 - Revised Loan-Backed and Structured Securities and incorporated new reporting codes for affiliate transactions in the investment schedules of the annual statement blank. The new reporting requirements are intended to identify investments acquired through, or in, related parties, regardless of whether they meet the definition of an affiliate. The Company adopted this guidance in 2022, however, it is not material to the Company. In 2021, the NAIC expanded the scope of SSAP No. 32 – Revised Preferred Stock to include publicly traded preferred stock warrants and will be accounted for as perpetual preferred stock at fair value. Previously, publicly traded preferred stock warrants were accounted for under SSAP No. 86 at fair value. The Company adopted this guidance in 2021, however, it is not material to the Company. In 2021, the NAIC modified SSAP No. 43 – Revised Loan-Backed and Structured Securities to ensure consistency for the reporting of non-rated residual tranches. The revised guidance requires the non-rated residual tranches to be reported on Schedule BA at lower of cost or fair value, as opposed to Schedule D-1 at amortized cost, by assigning an NAIC 5GI designation. This guidance is effective December 31, 2022, with early adoption permitted, however, if an entity does not early adopt these provisions in 2021 any non-rated residual tranches reported under Schedule D-1 should be reported with an NAIC 6 designation. The Company adopted this guidance in 2021, however, it is not material to the Company. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 17

3. Investments A. Components of Net Investment Income For the years ended December 31, 2022 2021 2020 Interest income from bonds and short-term investments $ 197,643,122 $ 204,348,305 $ 202,263,088 Dividends from common and preferred stocks 1,368,815 1,072,120 — Interest income from contract loans 15,218 18,830 21,301 Interest income from mortgage loans on real estate 36,239,548 32,482,103 35,916,257 Interest and dividends from other investments 38,399,308 179,577,541 55,558,698 Gross investment income 273,666,011 417,498,899 293,759,344 Less: Investment expenses 8,687,914 9,416,423 8,760,313 Net investment income $ 264,978,097 $ 408,082,476 $ 284,999,031 B. Components of Net Unrealized Capital (Losses) Gains on Bonds and Short-Term Investments As of December 31, 2022 2021 2020 Gross unrealized capital gains $ 34,340,702 $ 639,251,334 $ 887,075,048 Gross unrealized capital losses (445,990,597) (20,594,504) (16,012,457) Net unrealized capital (losses) gains (411,649,895) 618,656,830 871,062,591 Balance, beginning of year 618,656,830 871,062,591 587,256,915 Change in net unrealized capital (losses) gains on bonds and short-term investments $ (1,030,306,725) $ (252,405,761) $ 283,805,676 C. Components of Net Unrealized Capital (Losses)/Gains on Common and Preferred Stocks As of December 31, 2022 2021 2020 Gross unrealized capital gains $ 719,442 $ 2,389,192 $ 1,596,079 Gross unrealized capital losses (5,185,629) (859,129) (722,344) Net unrealized capital (losses) gains (4,466,187) 1,530,063 873,735 Balance, beginning of year 1,530,063 873,735 (466,879) Change in net unrealized capital (losses) gains on common and preferred stocks $ (5,996,250) $ 656,328 $ 1,340,614 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 18

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

D. Components of Net Realized Capital Losses

	For the years ended December 31,		
	2022	2021	2020
Bonds and short-term investments	$ 46,770,390	$ 57,132,912	$ 27,189,610
Common stocks - unaffiliated	761,126	(432,016)	416,065
Mortgage loans on real estate	(703)	72,556	(267,727)
Derivatives	(68,649,340)	(253,796,348)	(336,036,158)
Other invested assets	(630,974)	(3,625,325)	(15,076,014)
Net realized capital losses	(21,749,501)	(200,648,221)	(323,774,224)
Capital loss tax expense	7,275,024	13,735,771	8,227,481
Net realized capital losses, after tax	(29,024,525)	(214,383,992)	(332,001,705)
Less: Amounts transferred to IMR	35,423,578	44,948,213	23,547,563
Net realized capital losses, after tax	$ (64,448,103)	$ (259,332,205)	$ (355,549,268)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls):

	For the years ended December 31,		
	2022	2021	2020
Bonds and short-term investments			
Sale proceeds	$ 3,596,298,320	$ 3,003,178,211	$ 3,816,539,619
Gross realized capital gains on sales	79,525,009	61,482,074	39,643,954
Gross realized capital losses on sales	(32,321,058)	(3,902,409)	(9,885,348)
Unaffiliated common and preferred stock			
Sale proceeds	1,027,964	7,838,285	7,898,339
Gross realized capital gains on sales	—	18,805	123,844
Gross realized capital losses on sales	—	(1,068,769)	(111,635)

Additionally, for the years ended December 31, 2022, 2021 and 2020, there was $2,819,889, $15,589,499 and $1,310,006 of investment income generated on 24, 36 and 17 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features.

E. Investments - Derivative Instruments

Overview

The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

19

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2022 and 2021 are disclosed in the table presented below. During the years 2022 and 2021, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2022 and 2021, the average fair values for derivatives held for other investment and/or risk management activities were $175,742,877 and $1,699,788, respectively. The Company did not have any unrealized gains or losses during 2022 and 2021 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2022			As of December 31, 2021		
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges						
Interest rate swaps	$ 125,000	$ (17,075)	$ —	$ 50,000	$ (140)	$ —
Foreign currency swaps	24,232	2,418	1,134	24,232	456	(743)
Replication transactions						
Interest rate swaps	200,000	(37,477)	—	200,000	9,911	—
Credit default swaps	250,000	1,992	272	100,000	2,429	2,000
Other investment and/or Risk Management activities						
Interest rate swaps - offsetting	132,000	(140)	(140)	132,000	(259)	(259)
Macro hedge program	9,914,924	240,609	240,609	16,073,010	189,555	189,555
Total	$ 10,646,156	$ 190,327	$ 241,875	$ 16,579,242	$ 201,952	$ 190,553

20

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Cash Flow Hedges

Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions.

Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies.

Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)		
By strategy	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Credit default swaps	$ —	$ —	$ 6,364
GMWB hedging derivatives	—	—	56,925
Equity index swaps, options, and futures	—	—	(3)
Interest rate swaps and swaptions	—	(17)	—
Macro hedge program	(66,849)	(254,324)	(396,152)
Total	$ (66,849)	$ (254,341)	$ (332,866)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Guaranteed Minimum Withdrawal Benefits ("GMWB") hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. During 2020, the Company closed the dynamic hedging program as the targeted risk exposure was no longer significant. Any risks covered previously under the dynamic hedging program are now covered by the macro hedge program.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB

21

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2022 and 2021, respectively:

December 31, 2022									
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)				
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]
Basket credit default swaps [4]									
Investment grade risk exposure	$ 250,000	$ 1,992	$ 272	5 years	Corporate Credit	BBB+	—	—	—
Total	$ 250,000	$ 1,992	$ 272				$ —	$ —	$ —

December 31, 2021									
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)				
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]
Basket credit default swaps [4]									
Investment grade risk exposure	$ 100,000	$ 2,429	$ 2,000	5 years	Corporate Credit	BBB+	—	—	—
Total	$ 100,000	$ 2,429	$ 2,000				$ —	$ —	$ —

[1] The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.
[2] Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3] The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.
[4] Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

22

Credit Risk The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements. Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $5 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty. For the years ended December 31, 2022, 2021, and 2020, the Company had no losses on derivative instruments due to counterparty nonperformance. F. Concentration of Credit Risk The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2022, the Company had a significant concentration of credit risk, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus in one residental mortgage loan trust. The carrying value, gross unrealized gain, and estimated fair value of this investment were $99,199,445, $1,020,555, and $100,220,000, respectively, as of December 31, 2022. Further, the Company closely monitors this concentration of credit risk and the potential impact on capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2021, the Company was not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company's capital and surplus. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 23

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

Bonds, Cash Equivalents and Short-Term Investments As of December 31, 2022	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. government and government agencies and authorities				
Guaranteed and sponsored - excluding asset-backed	$ 498,927,624	$ —	$ (136,467,050)	$ 362,460,574
Guaranteed and sponsored - asset-backed	89,141,017	814,903	(6,110,435)	83,845,485
States, municipalities and political subdivisions	195,228,269	1,820,768	(17,065,179)	179,983,858
International governments	81,178,121	101,999	(4,703,803)	76,576,317
All other corporate - excluding asset-backed	2,235,394,468	30,598,214	(184,304,616)	2,081,688,066
All other corporate - asset-backed	968,922,014	983,769	(90,447,886)	879,457,897
Hybrid securities	69,556,994	—	(6,872,593)	62,684,401
Cash equivalents and short-term investments	299,200,866	21,050	(19,036)	299,202,880
Total bonds, cash equivalents and short-term investments	$ 4,437,549,373	$ 34,340,703	$ (445,990,598)	$ 4,025,899,478

Common Stocks As of December 31, 2022	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common stocks - unaffiliated	$ 9,497,997	$ 361,778	$ (722,344)	$ 9,137,431
Common stocks - affiliated	7,300,225	357,664	—	7,657,889
Total common stocks	$ 16,798,222	$ 719,442	$ (722,344)	$ 16,795,320

Preferred Stocks As of December 31, 2022	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Preferred stocks - unaffiliated	$ 29,089,285	$ —	$ (4,463,285)	$ 24,626,000
Total preferred stocks	$ 29,089,285	$ —	$ (4,463,285)	$ 24,626,000

Bonds, Cash Equivalents and Short-Term Investments As of December 31, 2021	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. government and government agencies and authorities:				
Guaranteed and sponsored - excluding asset-backed	$ 495,438,678	$ 77,440,640	$ (11,703,252)	$ 561,176,066
Guaranteed and sponsored - asset-backed	113,617,781	5,858,542	(634,235)	118,842,088
States, municipalities and political subdivisions	238,745,823	53,842,362	(15,622)	292,572,563
International governments	75,504,339	7,013,972	(50,364)	82,467,947
All other corporate - excluding asset-backed	2,565,562,237	469,205,656	(2,540,841)	3,032,227,052
All other corporate - asset-backed	1,078,432,402	21,764,000	(4,738,990)	1,095,457,412
Hybrid securities	70,204,745	4,117,918	(885,561)	73,437,102
Cash equivalents and short-term investments	211,685,252	8,245	(25,640)	211,667,857
Total bonds and short-term investments	$ 4,849,191,257	$ 639,251,335	$ (20,594,505)	$ 5,467,848,087

Common Stocks As of December 31, 2021	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common stocks - unaffiliated	$ 7,283,504	$ 1,754,965	$ (722,344)	$ 8,316,125
Common stocks - affiliated	7,300,225	278,041	—	7,578,266
Total common stocks	$ 14,583,729	$ 2,033,006	$ (722,344)	$ 15,894,391

24

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Preferred Stocks As of December 31, 2021		Statement Value		Gross Unrealized Gains		Gross Unrealized Losses		Estimated Fair Value
Preferred stocks - unaffiliated	$	29,089,285	$	356,188	$	(136,785)	$	29,308,688
Total preferred stocks	$	29,089,285	$	356,188	$	(136,785)	$	29,308,688

The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2022 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

Maturity		Statement Value		Estimated Fair Value
Due in one year or less	$	377,721,846	$	377,280,812
Due after one year through five years		696,409,286		671,407,866
Due after five years through ten years		674,681,672		641,575,775
Due after ten years		2,688,736,569		2,335,635,025
Total	$	4,437,549,373	$	4,025,899,478

At December 31, 2022 and 2021, securities with a statement value of $4,326,584 and $4,243,452 respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

H. Mortgage Loans on Real Estate

The Company had a maximum and minimum lending rate of 8.82% and 2.59% for loans during 2022 and had a maximum and minimum lending rate of 4.25% and 2.27% for loans during 2021. During 2022 and 2021, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2022 and 2021, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 71.54% and 71.54%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2022 and 2021, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2022 and 2021, there were immaterial amounts of impaired loans and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial.

I. Restructured Debt in which the Company is a Creditor

The Company had no recorded investments in restructured debt, as of December 31, 2022 and 2021, respectively.

J. Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $1,130,581, $3,453,536, and $15,018,180 for the years ended December 31, 2022, 2021, and 2020, respectively, on certain limited partnerships and one state tax credit limited liability company (LLC). The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.

K. **Repurchase Agreements and Other Collateral Transactions**

25

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value. Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2022, the fair value and amortized cost of the US. goverment securities transferred were $157,666,368 and $235,516,633 respectively, with maturities greater than 3 years and cash collateral transferred of $104,826,114. The corresponding liability to repurchase was $117,625,113 with a contractual maturity less than one year as of December 31, 2022. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $117,625,113 with a maturity date less than 360 as of December 31, 2022. As of December 31, 2021, the fair value and amortized cost of the US. goverment securities transferred were $189,923,010 and $147,352,600 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $183,544,160 with a contractual maturity less than one year as of December 31, 2021. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $183,544,160 with a maturity date less than 360 as of December 31, 2021. The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2022 and 2021, was $0 and $9,527,986, respectively, with a fair value of $0 and $9,504,166, respectively. Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy. The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2022 and 2021, securities pledged of $208,837,950 and $177,107,459, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $104,826,114 and $0, respectively, as of December 31, 2022 and 2021, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2022 and 2021, the Company accepted cash collateral associated with derivative instruments with a statement value of $67,775,933 and $25,301,279, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2022 and 2021 of $28,802,725 and $456,435, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2022 and 2021, the Company did not repledge securities and did not sell any securities TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 26

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

collateral. In addition, as of December 31, 2022 and 2021, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus.

l. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's OTTI policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2022 and 2021.

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2022 and 2021:

December 31, 2022	Less Than 12 Months			12 Months or More			Total		
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:									
Guaranteed & sponsored - excluding asset-backed	$ 397,195	$ 305,415	$ (91,780)	$ 101,732	$ 57,045	$ (44,687)	$ 498,927	$ 362,460	$ (136,467)
Guaranteed & sponsored - asset-backed	56,073	52,554	(3,519)	16,014	13,423	(2,591)	72,087	65,977	(6,110)
States, municipalities & political subdivisions	131,812	115,401	(16,411)	4,322	3,667	(655)	136,134	119,068	(17,066)
International governments	77,740	73,139	(4,601)	1,315	1,212	(103)	79,055	74,351	(4,704)
All other corporate - excluding asset-backed	1,555,891	1,400,797	(155,094)	239,447	210,236	(29,211)	1,795,338	1,611,033	(184,305)
All other corporate - asset-backed	613,135	565,198	(47,937)	337,033	294,522	(42,511)	950,168	859,720	(90,448)
Hybrid securities	29,031	28,274	(757)	40,526	34,411	(6,115)	69,557	62,685	(6872)
Short-term investments	88,909	88,890	(19)	—	—	—	88,909	88,890	(19)
Total fixed maturities	2,949,786	2,629,668	(320,118)	740,389	614,516	(125,873)	3,690,175	3,244,184	(445,991)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Preferred stock -unaffiliated	29,089	24,626	(4,463)	—	—	—	29,089	24,626	(4,463)
Total stocks	29,089	24,626	(4,463)	722	—	(722)	29,811	24,626	(5,185)
Total securities	$2,978,875	$2,654,294	$ (324,581)	$ 741,111	$ 614,516	$ (126,595)	$3,719,986	$3,268,810	$ (451,176)

December 31, 2021	Less Than 12 Months			12 Months or More			Total		
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:									
Guaranteed & sponsored - excluding asset-backed	$ 15,985	$ 15,875	$ (110)	$ 101,606	$ 90,013	$ (11,593)	$ 117,591	$ 105,888	$ (11,703)
Guaranteed & sponsored - asset-backed	18,907	18,281	(626)	185	177	(8)	19,092	18,458	(634)
States, municipalities & political subdivisions	5,137	5,121	(16)	—	—	—	5,137	5,121	(16)
International governments	2,551	2,501	(50)	—	—	—	2,551	2,501	(50)
All other corporate - excluding asset-backed	311,492	309,911	(1,581)	17,856	16,896	(960)	329,348	326,807	(2,541)
All other corporate - asset-backed	540,818	537,448	(3,370)	55,910	54,541	(1,369)	596,728	591,989	(4,739)
Hybrid securities	45,437	44,551	(886)	—	—	—	45,437	44,551	(886)
Short-term investments	15,539	15,513	(26)	—	—	—	15,539	15,513	(26)
Total fixed maturities	955,866	949,201	(6,665)	175,557	161,627	(13,930)	1,131,423	1,110,828	(20,595)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Common stock-affiliated	—	—	—	—	—	—	—	—	—
Preferred stock - unaffiliated	6,639	6,502	(137)	—	—	—	6,639	6,502	(137)
Total stocks	6,639	6,502	(137)	722	—	(722)	7,361	6,502	(859)
Total securities	$ 962,505	$ 955,703	$ (6,802)	$ 176,279	$ 161,627	$ (14,652)	$ 1,138,784	$ 1,117,330	$ (21,454)

27

As of December 31, 2022, fixed maturities, comprised of 876 securities, accounted for approximately 99% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, corporate securities concentrated in the technology & financial services sector, commercial mortgage-backed securities ("CMBS"), and residential mortgage-backed securities ("RMBS), which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2022, 92% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2022 was primarily attributable to inrease in interest rates and widening spreads on higher yielding corporate securities and asset-back securities. Most of the securities depressed for twelve months or more primarily related to US. government agency securities, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and corporate securities concentrated in the technology & communications sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2022, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2022. As of December 31, 2021, fixed maturities, comprised of 200 securities, accounted for approximately 97% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, CMBS, and corporate securities concentrated in the energy and transportation sectors. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2021, 100% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities unrealized losses during 2021 was primarily attributable to declining interest rates on commercial and residential backed mortgage backed securities. M. Loan-backed and Structured Securities OTTI For the years ended December 31, 2022, 2021 and 2020, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis. N. 5GI Securities A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments. The 5GI securities for the Company are immaterial for the years ended December 31, 2022 and 2021. 4. Fair Value Measurements Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets. The Company's investment manager for the Company's general account (a registered investment adviser under the Investment Advisers Act of 1940), with oversight by the Company's Investment Management Department and its Finance and Investment Committee ("FIC"), a committee co-chaired by the Chief Investment Officer and the Chief Risk Officer of the Company, estimates the fair value for financial assets held in the Company's general account and guaranteed separate accounts based on the framework established in the fair value accounting guidance. The Company reviews its investment manager's pricing policy on a periodic basis, with any changes to be approved by the FIC. The Company reserves the right to take exception to its investment manager's pricing of a particular asset and, with FIC's approval, to adjust the price received from its investment manager for that particular asset. The Company estimates the fair value for financial liabilities based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 28

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3)

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

The following table presents assets and (liabilities) carried at fair value by hierarchy level:

	As of December 31, 2022				
(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a. Assets accounted for at fair value					
Common stocks - unaffiliated	$ 5,594	$ —	$ 3,443	$ —	9,037
Preferred stocks - unaffiliated	—	24,626	—	—	24,626
Cash equivalents	184,334	—	—	—	184,334
Total bonds and stocks	189,928	24,626	3,443	—	217,997
Derivative assets					
Interest rate derivatives	—	1,831	—	—	1,831
Macro hedge program	—	38,845	282,590	—	321,435
Total derivative assets	—	40,676	282,590	—	323,266
Separate Account assets [1]	22,171,530	—	—	—	22,171,530
Total assets accounted for at fair value	$ 22,361,458	$ 65,302	$ 286,033	$ —	$ 22,712,793
b. Liabilities accounted for at fair value					
Derivative liabilities					
Interest rate derivatives	—	(1,972)	—	—	(1,972)
Macro hedge program	—	(49,316)	(31,509)	—	(80,825)
Total liabilities accounted for at fair value	$ —	$ (51,288)	$ (31,509)	$ —	$ (82,797)

[1] Excludes approximately $7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.)

29

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

As of December 31, 2021					
(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a. Assets accounted for at fair value					
Common stocks - unaffiliated	6,635	—	1,681	—	8,316
Preferred stocks - unaffiliated	—	29,309	—	—	29,309
Cash equivalents	167,155			—	167,155
Total bonds and stocks	173,790	29,309	1,681	—	204,780
Derivative assets					
Interest rate derivatives	—	2,375	—	—	2,375
Macro hedge program	—	—	225,828	—	225,828
Total derivative assets	—	2,375	225,828	—	$ 228,203
Separate Account assets [1]	29,455,658	—	—	—	$ 29,455,658
Total assets accounted for at fair value	$ 29,629,448	$ 31,684	$ 227,509	$ —	$ 29,888,641
b. Liabilities accounted for at fair value					
Derivative liabilities					
Interest rate derivatives	—	(2,634)	—	—	(2,634)
Macro hedge program	—	(14,128)	(22,145)	—	(36,273)
Total liabilities accounted for at fair value	—	(16,762)	(22,145)		$ (38,907)

[1] Excludes approximately $9 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the Valuation Committee of the Company's investment manager, which is a cross-functional group of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee of the Company's investment manager, a Securities Valuation Group and a Derivatives Valuation Group, which include various investment, operations, accounting, compliance and risk management professionals that meet on a regular basis, to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

30

In addition, the Finance and Investment Committee of the Company, co-chaired by its Chief Investment Officer and Chief Financial Officer, is responsible for the approval and monitoring of the Valuation Policy of the Company as well as the adjudication of any valuation disputes thereunder. The Valuation Policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The Finance and Investment Committee meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals. Bonds and Stocks The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment manager using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit. Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. The Company's investment manager utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment manager develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price. The Company's investment manager performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment manager ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment manager determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee of the Company's investment manager. The Company's investment manager conducts other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also, on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment manager feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades. The Company's investment manager has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 31

are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data. Derivative Instruments Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations. The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company's investment manager compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities. Valuation Inputs for Investments For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion: Level 2 The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks. Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. All other corporate bonds, including surplus debentures - Primary inputs also include observations of credit default swap curves related to the issuer, and political events in emerging market economies where applicable. State, municipalities and political subdivisions - Primary inputs also include Municipal Securities Rulemaking Board reported trades notices, and issuer financial statements. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 32

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits.

Separate Account assets

Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. As of December 31, 2022 and December 31, 2021, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2022					
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program						
Equity options [2]	$235,827	Option model	Equity volatility	18%	64%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)	December 31, 2021					
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program						
Equity options [2]	$ 203,683	Option model	Equity volatility	17%	63%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

33

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2022 and 2021:

(Amounts in thousands)	Fair Value as of Jan.1, 2022	Transfers into Level 3 [2]	Transfers out of Level 3 [2]	Total Realized/ Unrealized Gains (Losses) Included in: Net Income [1]	Surplus	Purchases/ Increases	Sales/ Decreases	Settlements	Fair Value as of Dec. 31, 2022
Assets									
Common stocks - unaffiliated	$ 1,681	$ —	$ —	$ —	$ —	$ 1,762	$ —	$ —	$ 3,443
Total bonds and stocks	1,681	—	—	—	—	1,762	—	—	3,443
Derivatives									
Macro hedge program	203,683	—	—	—	116,000	115,897	—	(184,499)	251,081
Total derivatives [3]	203,683	—	—	—	116,000	115,897	—	(184,499)	251,081
Total assets	$ 205,364	$ —	$ —	$ —	$ 116,000	$ 117,659	$ —	$ (184,499)	$ 254,524
Total liabilities	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —

[1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

(Amounts in thousands)	Fair Value as of Jan. 1, 2021	Transfers into Level 3 [2]	Transfers out of Level 3 [2]	Total Realized/ Unrealized Gains (Losses) Included in: Net Income [1]	Surplus	Purchases/ Increases	Sales/ Decreases	Settlements	Fair Value as of Dec. 31, 2021
Assets									
All other corporate bonds – asset-backed	$ 1	$ —	$ —	$ —	$ 1	$ —	$ —	$ (2)	$ —
Common stocks - unaffiliated	1,561	—	—	—	—	120	—	—	1,681
Total bonds and stocks	1,562	—	—	—	1	120	—	(2)	1,681
Derivatives									
Macro hedge program	(246,778)	—	—	—	(372,733)	110,793	—	712,401	203683
Total derivatives [3]	(246,778)	—	—	—	(372,733)	110,793	—	712,401	203,683
Total assets	$ (245,216)	$ —	$ —	$ —	$ (372,732)	$ 110,913	$ —	$ 712,399	$ 205,364
Total liabilities	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —

[1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

34

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(Amounts in thousands)	December 31, 2022						
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets							
Bonds - unaffiliated	$ 3,726,696	$ 4,138,349	$ —	$ 3,259,227	$ 467,469	$ —	$ —
Preferred stocks - unaffiliated	24,626	24,626	—	24,626	—	—	—
Common stocks - unaffiliated	9,037	9,037	5,594	—	3,443	—	—
Mortgage loans	907,343	994,929	—	—	907,343	—	—
Cash, cash equivalents and short-term investments - unaffiliated	308,374	308,374	193,508	114,866	—	—	—
Derivative related assets	327,677	324,672	—	45,087	282,590	—	—
Contract loans	88,065	88,065	—	—	88,065	—	—
Surplus debentures	41,174	41,838	—	24,825	16,349	—	—
Low-income housing tax credits	8	8	—	—	8	—	—
Separate Account assets [1]	22,171,530	22,171,530	22,171,530	—	—	—	—
Total assets	$ 27,604,530	$ 28,101,428	$ 22,370,632	$ 3,468,631	$ 1,765,267	$ —	$ —
Liabilities							
Liability for deposit-type contracts	$ (169,983)	$ (169,983)	$ —	$ —	$ (169,983)	$ —	$ —
Derivative related liabilities	(137,350)	$ (82,797)	—	(105,841)	(31,509)	—	—
Separate Account liabilities	(22,171,530)	(22,171,530)	(22,171,530)	—	—	—	—
Total liabilities	$ (22,478,863)	$ (22,424,310)	$ (22,171,530)	$ (105,841)	$ (201,492)	$ —	$ —

[1] Excludes approximately $7 million, at December 31, 2022, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

(Amounts in thousands)	December 31, 2021						
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value(NAV)	Not Practicable (Carrying Value)
Assets							
Bonds - unaffiliated	$ 5,256,180	$ 4,637,506	$ 51,486	$ 4,736,219	$ 468,475	$ —	$ —
Preferred stocks - unaffiliated	29,309	29,309	—	29,309	—	—	—
Common stocks - unaffiliated	8,316	8,316	6,635	—	1,681	—	—
Mortgage loans	842,755	809,966	—	—	842,755	—	—
Cash, cash equivalents and short-term investments - unaffiliated	223,458	223,475	178,945	15,009	29,504	—	—
Derivative related assets	241,243	230,105	—	15,415	225,828	—	—
Contract loans	91,332	91,332	—	—	91,332	—	—
Surplus debentures	65,162	49,701	—	41,392	23,770	—	—
Low-income housing tax credits	57	57	—	—	57	—	—
Separate Account assets [1]	29,455,658	29,455,658	29,455,658	—	—	—	—
Total assets	$ 36,213,470	$ 35,535,425	$ 29,692,724	$ 4,837,344	$ 1,683,402	$ —	$ —
Liabilities							
Liability for deposit-type contracts	$ (183,768)	$ (183,768)	$ —	$ —	$ (183,768)	$ —	$ —
Derivative related liabilities	(39,291)	(39,552)	—	(17,146)	(22,145)	—	—
Separate Account liabilities	(29,455,658)	(29,455,658)	(29,455,658)	—	—	—	—
Total liabilities	$ (29,678,717)	$ (29,678,978)	$ (29,455,658)	$ (17,146)	$ (205,913)	$ —	$ —

[1] Excludes approximately $9 million, at December 31, 2021, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

35

The amortized cost of cash, cash equivalents and short-term investments approximates fair value. Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans. The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values. The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans. At December 31, 2022 and 2021 the Company had no investments where it was not practicable to estimate fair value. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 36

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

5. Income Taxes

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1

	2022		
	Ordinary	Capital	Total
(a) Gross DTA	$ 148,502,633	$ 2,806,771	$ 151,309,404
(b) Statutory valuation allowance adjustments			—
(c) Adjusted gross DTA	148,502,633	2,806,771	151,309,404
(d) Deferred tax assets nonadmitted	—	—	—
(e) Subtotal net admitted deferred tax assets	148,502,633	2,806,771	151,309,404
(f) Deferred tax liabilities	51,934,982	48,650,340	100,585,322
(g) Net admitted deferred tax asset/(net deferred tax liability)	$ 96,567,651	$ (45,843,569)	$ 50,724,082

2

	2022		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	48,587,737	2,641,263	51,229,000
(1) DTAs expected to be realized after the balance sheet date	48,587,737	2,641,263	51,229,000
(2) DTAs allowed per limitation threshold	XXX	XXX	134,685,763
(c) DTAs offset against DTLs	99,914,896	165,508	100,080,404
(d) DTAs admitted as a result of application of SSAP No. 101	$ 148,502,633	$ 2,806,771	$ 151,309,404

3

(a) Ratio % used to determine recovery period and threshold limitation	1043%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	897,905,089

4

	2022	
	Ordinary	Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ 148,502,633	$ 2,806,771
(2) % of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	1 %	0 %
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ 148,502,633	$ 2,806,771
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	2 %	— %
(b) Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1

	2021		
	Ordinary	Capital	Total
(a) Gross DTA	$ 140,491,281	$ 5,676,627	$ 146,167,908
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross DTA	140,491,281	5,676,627	146,167,908
(d) Deferred tax assets nonadmitted	29,381,159	249,477	29,630,636
(e) Subtotal net admitted deferred tax assets	111,110,122	5,427,150	116,537,272
(f) Deferred tax liabilities	20,563,544	41,911,728	62,475,272
(g) Net admitted deferred tax asset/(net deferred tax liability)	$ 90,546,578	$ (36,484,578)	$ 54,062,000

37

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

2

	2021		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	48,634,850	5,427,150	54,062,000
(1) DTAs expected to be realized after the balance sheet date	48,634,850	5,427,150	54,062,000
(2) DTAs allowed per limitation threshold	XXX	XXX	107,757,330
(c) DTAs offset against DTLs	62,475,272	—	62,475,272
(d) DTAs admitted as a result of application of SSAP No. 101	$ 111,110,122	$ 5,427,150	$ 116,537,272

3

(a) Ratio % used to determine recovery period and threshold limitation	815%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	718,382,198

4

	2021	
	Ordinary	Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ 140,491,281	$ 5,676,627
(2) % of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	5 %	— %
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ 111,110,122	$ 5,427,150
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	— %	100 %
(b) Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1

	Change During 2022		
	Ordinary	Capital	Total
(a) Gross DTA	$ 8,011,352	$ (2,869,856)	$ 5,141,496
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross DTA	8,011,352	(2,869,856)	5,141,496
(d) Deferred tax assets nonadmitted	(29,381,159)	(249,477)	(29,630,636)
(e) Subtotal net admitted deferred tax assets	37,392,511	(2,620,379)	34,772,132
(f) Deferred tax liabilities	31,371,438	6,738,612	38,110,050
(g) Net admitted deferred tax asset/(net deferred tax liability)	$ 6,021,073	$ (9,358,991)	$ (3,337,918)

2

	Change During 2022		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	(47,113)	(2,785,887)	(2,833,000)
(1) DTAs expected to be realized after the balance sheet date	(47,113)	(2,785,887)	(2,833,000)
(2) DTAs allowed per limitation threshold	XXX	XXX	—
(c) DTAs offset against DTLs	37,439,624	165,508	37,605,132
(d) DTAs admitted as a result of application of SSAP No. 101	$ 37,392,511	$ (2,620,379)	$ 34,772,132

3

(a) Ratio % used to determine recovery period and threshold limitation	228
(b) Adjusted capital and surplus used to determine 2(b) thresholds	179,522,891

38

4 Change During 2022 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ 8,011,352 $ (2,869,856) (2) % of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies (4) % — % (3) Net admitted adj. gross DTAs amount from Note 5A1e $ 37,392,511 $ (2,620,379) (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies 2% (100) % B. DTLs are not recognized for the following amounts: Not Applicable. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 39

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

C. Significant Components of Income Taxes Incurred

1. The components of current income tax (benefit)/expense are as follows:

	2022	2021	Change
(a) Federal	$ (24,113,001)	$ (27,766,917)	$ 3,653,916
(b) Foreign	—	—	—
(c) Subtotal	(24,113,001)	(27,766,917)	3,653,916
(d) Federal income tax on net capital gains	7,275,024	13,735,771	(6,460,747)
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	—	—	—
(g) Federal and foreign income taxes incurred	$ (16,837,977)	$ (14,031,146)	$ (2,806,831)

2. The main components of the period end deferred tax amounts and the change in those components are as follows:

	2022	2021	Change
DTA: Ordinary			
Policyholder reserves	$ 44,037,752	$ 44,667,308	$ (629,556)
Deferred acquisition costs	88,959,591	77,968,591	10,991,000
Compensation and benefits	31,500	1,957,215	(1,925,715)
Investments	—	—	—
Net operating loss carryforward	—	—	—
Tax credit carryforward	9,330,850	9,330,850	—
Other	6,142,940	6,567,317	(424,377)
Subtotal: DTA Ordinary	148,502,633	140,491,281	8,011,352
Ordinary statutory valuation allowance	—	—	—
Total adjusted gross ordinary DTA	148,502,633	140,491,281	8,011,352
Nonadmitted ordinary DTA	—	29,381,159	(29,381,159)
Admitted ordinary DTA	148,502,633	111,110,122	37,392,511
DTA: Capital			
Investments	2,806,771	5,676,627	(2,869,856)
Subtotal: DTA Capital	2,806,771	5,676,627	(2,869,856)
Capital statutory valuation allowance	—	—	—
Total adjusted gross capital DTA	2,806,771	5,676,627	(2,869,856)
Nonadmitted capital DTA	—	249,477	(249,477)
Admitted capital DTA	2,806,771	5,427,150	(2,620,379)
Total Admitted DTA	$ 151,309,404	$ 116,537,272	$ 34,772,132

	2022	2021	Change
DTL: Ordinary			
Investments	$ 48,359,318	$ 17,791,231	$ 30,568,087
Deferred and uncollected premium	—	—	—
Policyholder reserves	3,575,664	2,772,313	803,351
Other	—	—	—
Gross DTL ordinary	51,934,982	20,563,544	31,371,438
DTL: Capital			
Investments	48,650,340	41,911,728	6,738,612
Other	—	—	—
Gross DTL capital	48,650,340	41,911,728	6,738,612
Total DTL	100,585,322	62,475,272	38,110,050
Net adjusted DTA/(DTL)	$ 50,724,082	$ 54,062,000	$ (3,337,918)
Adjust for the change in deferred tax on unrealized gains/losses			3,491,753
Adjust for the change in nonadmitted deferred tax			(29,630,636)
Other adjustments			—
Adjusted change in net deferred Income Tax			$ (29,476,801)

40

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

D. Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

	2022 Tax effect	% of Pre-tax income $ (19,256,266)	2021 Tax effect	% of Pre-tax income $ 120,579,910	2020 Tax effect	% of Pre-tax income $ (9,893,389)
Statutory tax	$ (4,043,816)	21.00 %	$ 25,321,781	21.00 %	$ (2,077,612)	21.00 %
Tax preferred investments	(18,282,825)	94.94 %	(14,088,142)	(11.68)%	(11,683,415)	118.09 %
Interest maintenance reserve	2,375,769	(12.34)%	(14,320,937)	(11.88)%	3,088,775	(31.22)%
Amortization of inception gain	(4,974,717)	25.83 %	(4,974,717)	(4.13)%	(4,974,717)	50.28 %
VA Hedge gains reported in surplus	34,656,802	(179.98)%	4,415,554	3.66 %	6,485,579	(65.55)%
Change in basis of computing reserves	5,136,894	(26.68)%	—	— %	—	— %
Prior period adjustments	(890,709)	4.63 %	610,865	0.51 %	24,756,222	(250.23)%
Change in deferred tax on non-admitted assets	454,237	(2.36)%	(258,548)	(0.21)%	(76,362)	0.77 %
Foreign related investments	(1,824,900)	9.48 %	(2,765,000)	(2.29)%	(3,476,000)	35.13 %
All other	32,089	(0.16)%	51,898	0.02 %	182,971	(1.85)%
Total statutory income tax	12,638,824	(65.64)%	(6,007,246)	(5.00)%	12,225,441	(123.58)%
Federal and foreign income taxes incurred	(16,837,977)	87.44 %	(14,031,146)	(11.64)%	(56,988,168)	576.02 %
Change in net deferred income taxes	29,476,801	(153.08)%	8,023,900	6.64 %	69,213,609	(699.60)%
Total statutory income tax	$ 12,638,824	(65.64)%	$ (6,007,246)	(5.00)%	$ 12,225,441	(123.58)%

E. Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2022, the Company had $0 of net operating loss carryforwards, and $9,330,850 of foreign tax credit carryovers which expire between 2028 and 2030.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2022	—
2021	—
2020	—

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2022.

F. Consolidated Federal Income Tax Return

1. The Company's federal income tax return is consolidated within TR Re, Ltd.'s consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

   TR Re, Ltd.
   Talcott Resolution Life Insurance Company
   Talcott Resolution Life and Annuity Insurance Company
   American Maturity Life Insurance Company

2. Federal Income Tax Allocation

   Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

41

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $61,453,139 and $28,770,054 respectively, as of December 31, 2022 and $57,983,762 and $28,893,273 respectively, as of December 31, 2021.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2022	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$ 19,616,158,015	$ 456,864,211	$ (15,407,884,903)	$ 4,665,137,323
Liability for deposit-type contracts	812,556,516	334,089	(642,907,752)	169,982,853
Policy and contract claim liabilities	188,184,446	9,608,492	(179,696,152)	18,096,786
Premium and annuity considerations	819,381,471	62,675,930	(828,399,766)	53,657,635
Death, annuity, disability and other benefits	1,550,348,958	97,923,497	(1,421,232,189)	227,040,266
Surrenders and other fund withdrawals	2,340,373,565	131,470,492	(1,354,829,420)	1,117,014,637

2021	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$ 18,830,507,419	$ 859,279,164	$ (14,859,366,482)	$ 4,830,420,101
Liability for deposit-type contracts	899,531,652	246,818	(716,010,403)	183,768,067
Policy and contract claim liabilities	231,270,273	21,147,387	(228,987,444)	23,430,216
Premium and annuity considerations	901,362,020	82,943,229	(14,308,900,870)	(13,324,595,621)
Death, annuity, disability and other benefits	1,654,726,072	127,708,572	(1,453,150,077)	329,284,567
Surrenders and other fund withdrawals	2,981,648,379	178,837,868	(401,880,296)	2,758,605,951

2020	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$ 18,554,505,102	$ 881,152,754	$ (14,570,720,964)	$ 4,864,936,892
Liability for deposit-type contracts	1,001,789,492	211,245	(802,735,820)	199,264,917
Policy and contract claim liabilities	238,345,043	25,774,263	(235,999,674)	28,119,632
Premium and annuity considerations	880,100,276	83,906,116	(828,502,897)	135,503,495
Death, annuity, disability and other benefits	1,475,763,618	116,452,362	(1,280,400,605)	311,815,375
Surrenders and other fund withdrawals	2,805,063,678	174,708,943	(424,779,670)	2,554,992,951

A. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2022, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $14.3 billion for Prudential Financial Inc. ("Prudential") offset by $10.0 billion of market value of assets held in trust, for a net exposure of $4.3 billion. In addition, reserve credits totaling $1.7 billion for Commonwealth Annuity and Life Insurance Company are offset by $1.7 billion of market value of assets held in trust, for no net exposure. As of December 31, 2021, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $13.7 billion for Prudential offset by $12.2 billion of market value of assets held in trust, for a net exposure of $1.5 billion. In addition, reserve credits totaling $1.9 billion for Commonwealth Annuity and Life Insurance Company offset by $2.4 billion of market value of assets held in trust, for no net exposure.

42

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $34,263,177 in 2022, an increase of $7,516,210 from the 2021 balance of $26,746,967. The total amount of reinsurance credits taken for this agreement was $43,371,111 in 2022, an increase of $9,514,190 from the 2021 balance of $33,856,921. On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. The net gain totaling $600 million, before tax, was deferred as a component of Other than special surplus funds on the Company's Statements of Admitted Assets, Liability and Capital and Surplus, and will be amortized over 20 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $19.0 million in 2022, 2021 and 2020, respectively. In 2018, the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $4.7 million in 2022 and 2021, respectively. B. Reinsurance Ceded to Affiliates The Company entered into an affiliated reinsurance agreement with its indirect parent, TR Re, Ltd., an unauthorized reinsurer, effective December 30, 2021. Pursuant to such reinsurance agreement, the Company generally ceded 50% of the Company’s variable annuity and payout annuity blocks with certain variable annuity guarantees ceded at 100% and certain structured settlement contracts ceded at a lesser quota share percentage. All such business is ceded on a modified coinsurance basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling $13.5 billion, substantially offset by reserve adjustments on reinsurance totaling $13.4 billion and the transfer of IMR totaling approximately $104.4 million. The transfer of IMR was offset by funds held under reinsurance treaties with unauthorized reinsurers totaling $104.4 million which are included in Other liabilities. The Company paid additional amounts totaling $35.6 million (before tax) and as a result, incurred a net loss for the same amount. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 43

7. Related Party Transactions Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis. The Company reported $0 and $21,274,697 as payable to parents, subsidiaries and affiliates as of December 31, 2022 and 2021, respectively. Amounts are settled in accordance with terms of the agreements. Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the “Liquidity Agreement”) with TLA. The Liquidity Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. The Company had no issued and outstanding notes as of December 31, 2022 and 2021. On September 18, 2020, TLA paid a dividend of $400,000,000 to TL, the Company's parent. Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11. 8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. The expenses accrued for the Company during 2022 and 2021 were immaterial. As of June 1, 2018, Talcott Resolution Life Insurance Company adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to Talcott Resolution Life Inc., the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401 (k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for- dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Savings Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The costs allocated to the Company for the years ended December 31, 2022 and 2021, were immaterial. The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2022 and 2021. 9. Debt A. FHLB (Federal Home Loan Bank) Agreements 1. The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 44

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2022 and 2021, there were no advances outstanding.

State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2022 and 2021, the Company's pledge limits were $237 million and $193 million, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

2. FHLB Capital Stock

a. Aggregate Totals

1. As of December 31, 2022

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	—	—	—
b.	Membership Stock - Class B	3,443,100	3,443,100	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	3,443,100	3,443,100	—
f.	Actual or estimated borrowing capacity as determined by the insurer	237,000,000	237,000,000	—

2. As of December 31, 2021

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	—	—	—
b.	Membership Stock - Class B	1,680,700	1,680,700	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	1,680,700	1,680,700	—
f.	Actual or estimated borrowing capacity as determined by the insurer	193,000,000	193,000,000	—

b. Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2022

Membership Stock		1 Current Period Total (2+3+4+5+6)	2 Not Eligible for Redemption	Eligible for Redemption 3 Less Than 6 Months	4 6 Months to Less than 1 Year	5 1 to Less than 3 Years	6 3 to 5 Years
1	Class A	$ —	$ —	$ —	$ —	$ —	$ —
2	Class B	3,443,100	3,443,100	—	—	—	—

45

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

3. Collateral Pledged to FHLB

a. Amount Pledged as of December 31, 2022

		1 Fair Value	2 Carrying Value	Aggregate Total Borrowing
1	Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3)	$ 186,029,443	$ 198,182,721	$ —
2	Current Year General Account: Total Collateral Pledged	186,029,443	198,182,721	—
3	Current Year Separate Account: Total Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts: Total Collateral Pledged	27,350,396	26,627,008	—

b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1	Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3)	$ 186,029,443	$ 198,182,721	$ —
2	Current Year General Account Maximum Collateral Pledged	186,029,443	198,182,721	—
3	Current Year Separate Account Maximum Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	27,350,396	27,451,962	—

4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date

The Company had no borrowings from the FHLB as of December 31, 2022 and December 31, 2021.

c. FHLB - Prepayment Obligations

The Company does not have any prepayment obligations as of December 31, 2022 and December 31, 2021.

10. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. No dividends were paid in 2022 and 2021. Dividends paid totaled $400 million in 2020. For additional information, see Note 7. With respect to dividends to its parent, TL, the Company's dividend limitation under the holding company laws of Connecticut is $94,862,917 in 2023. As a condition to the Sixth Street Acquisition described in Note 1, the Department requires any dividends for the Company, for a two-year period following the acquisition, be approved by the Commissioner.

Unassigned Funds

The portion of unassigned funds represented or reduced by each item below at December 31 was as follows:

46

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

	2022	2021
Unrealized capital losses, gross of tax	$ 31,155,039	$ (150,600,648)
Asset valuation reserve	(150,405,868)	(142,453,157)
Nonadmitted asset values	(16,142,494)	(47,941,676)
Separate Account expense allowance	25,657,707	28,451,080

11. Separate Accounts

The Company maintained Separate Account assets totaling $22,177,651,722 and $29,464,947,964 as of December 31, 2022 and 2021, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2022 and 2021, the Company's Separate Account statement included legally insulated assets of $22,177,651,722 and $29,464,947,964, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $487,028,149, $551,133,174 and $515,178,848 for the years ended December 31, 2022, 2021 and 2020, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2022 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the year ended December 31, 2022	$ —	$ —	$ —	$ 267,966,953	$ 267,966,953
Reserves at year-end:					
For accounts with assets at:					
Fair value	$ —	$ —	$ —	$22,130,512,592	$ 22,130,512,592
Amortized cost	—	—	—	—	—
Total reserves	$ —	$ —	$ —	$ 22,130,512,592	$ 22,130,512,592
By withdrawal characteristics:					
Subject to discretionary withdrawal	$ —	$ —	$ —	$ —	$ —
With market value adjustment	—	—	—	—	—
At book value without market value adjustment and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	21,908,954,242	21,908,954,242
At book value without market value adjustment and with surrender charge of less than 5%	—	—	—	—	—
Subtotal	—	—	—	21,908,954,242	21,908,954,242
Not subject to discretionary withdrawal	—	—	—	221,558,350	221,558,350
Total	$ —	$ —	$ —	$ 22,130,512,592	$ 22,130,512,592

47

Below is a reconciliation of net transfers from Separate Accounts: December 31, 2022 December 31, 2021 December 31, 2020 Transfer to Separate Accounts 267,966,954 $ 324,159,709 $ 285,780,328 Transfer from Separate Accounts 2,380,057,675 3,133,066,954 2,882,960,715 Net Transfer from Separate Accounts (2,112,090,721) (2,808,907,245) (2,597,180,387) Internal exchanges and other Separate Account activity (14,860,797) (5,072,046) (7,948,103) Transfer from Separate Accounts on the Statements of Operations $ (2,126,951,518) $ (2,813,979,291) $ (2,605,128,490) 12. Commitments and Contingent Liabilities A. Litigation The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company. B. Guaranty Funds In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2022, 2021, and 2020. The Company had immaterial guaranty fund receivables as of December 31, 2022 and 2021, respectively. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 48

C. Contingent Commitments As of December 31, 2022 and 2021, the Company has outstanding commitments totaling $320,634,407 and $364,224,800, respectively, of which $179,360,416 and $230,106,792, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2022 and 2021, $141,273,991 and $101,619,522, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $0 and $32,498,486 are related to various funding obligations associated with private placement securities, as of December 31, 2022 and 2021, respectively. Detail of Other Contingent Commitments 1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement 2 Liability Recognition of Guarantee 3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required 4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make 5 Current Status of Payment or Performance Risk of Guarantee Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2022 and December 31, 2021, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations.. $ — Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other Unlimited (1) The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered. (1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement. D. Leases Transactions include rental facilities and equipment. Rent paid by the Company for its share of space occupied and equipment used by the Company was $767,400, $836,059 and $1,088,395 in 2022, 2021 and 2020, respectively. Future minimum rental commitments are immaterial. The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Windsor, Connecticut. E. Tax Matters The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2018, with the exception of net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax- related matters for all open tax years. The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 49

Company recorded benefits of $18,282,825, $14,088,142 and $11,683,415 related to the Separate Account DRD for the years ended December 31, 2022, 2021, and 2020, respectively. The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching. 13. Subsequent Events On January 27, 2023, TLA loaned $60 million to TR Re per the intercompany liquidity agreement (see Note 7). The interest rate of this loan is 4.5% and the maturity date is January 26, 2024. The Company has evaluated events subsequent to December 31, 2022, through April 20, 2023, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 50